DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1%
	AUTO LOAN — 4.4%
614,102	ACM Auto Trust Series 2025-2A A(a)		5.5500	06/20/28	$614,784
19,902	American Credit Acceptance Receivables Trust Series 2022-1 D(a)		2.4600	03/13/28	19,883
595,000	American Credit Acceptance Receivables Trust Series 1 C(a)		5.0900	08/12/31	598,026
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(a)		6.8700	06/17/30	455,595
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2A D(a)		7.4300	10/20/28	562,075
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C		5.1500	12/17/29	466,221
560,000	Bridgecrest Lending Auto Securitization Trust Series 2 D		5.6200	03/17/31	567,091
755,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	727,573
27,021	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	26,412
35,023	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	33,982
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)		6.5900	02/11/30	338,852
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(a)		5.6300	05/10/30	499,759
675,000	Consumer Portfolio Services Auto Trust Series 2025-B C(a)		5.1200	07/15/31	677,450
430,000	CPS Auto Receivables Trust Series 2024-A C(a)		5.7400	04/15/30	432,935
302,000	Credit Acceptance Auto Loan Trust Series 1A A(a)		5.6800	03/15/34	304,900
195,000	DT Auto Owner Trust Series 2023-3A C(a)		6.4000	05/15/29	197,934
83,894	FHF Trust Series 2023-1A A2(a)		6.5700	06/15/28	84,522
657,500	FinBe USA Trust Series 2025-1A A(a)		5.7000	12/15/28	657,962
330,000	Flagship Credit Auto Trust Series 2024-1 C(a)		5.7900	02/15/30	333,874
48,999	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(a)		5.3900	12/15/27	49,027
565,000	GLS Auto Receivables Issuer Trust Series 2021-3A E(a)		3.2000	10/16/28	554,566
28,233	LAD Auto Receivables Trust Series 2022-1A A(a)		5.2100	06/15/27	28,243
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)		6.7600	03/15/29	349,361
29,326	Lendbuzz Securitization Trust Series 2022-1A A(a)		4.2200	05/17/27	29,265
267,803	Lendbuzz Securitization Trust Series 2024-2A A2(a)		5.9900	05/15/29	269,873
150,114	Merchants Fleet Funding, LLC Series 1A A(a)		7.2100	05/20/36	151,125
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(a)		1.2600	07/14/28	138,091
506,000	Prestige Auto Receivables Trust Series 2025-1A C(a)		5.5200	02/15/30	510,896
127,168	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	127,129
276,000	SBNA Auto Receivables Trust Series 2024-A C(a)		5.5900	01/15/30	280,523
465,055	United Auto Credit Securitization Trust Series 2022-2 D(a)		6.8400	01/10/28	466,030
590,000	Veros Auto Receivables Trust Series 2025-1 B(a)		5.5400	07/16/29	593,689
446,000	Westlake Automobile Receivables Trust Series 1A B(a)		5.5500	11/15/27	448,597
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(a)		5.6200	03/15/30	519,105
					12,115,350

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	CLO — 0.2%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(a),(b)	TSFR3M + 1.500%	5.8250	04/20/37	$517,721

	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9%
470,708	A&D Mortgage Trust Series 2023-NQM3 A1(a),(c)		6.7330	07/25/68	474,228
439,116	A&D Mortgage Trust Series 2025-NQM2 A1(a),(d)		5.7900	06/25/70	440,299
155,000	Affirm Asset Securitization Trust Series 2024-B A(a)		4.6200	09/15/29	154,877
47,712	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(d)		1.2470	04/25/53	45,191
432,973	Angel Oak Mortgage Trust Series 2021-8 A1(a),(d)		1.8200	11/25/66	383,845
644,561	Angel Oak Mortgage Trust Series 2022-5 A1(a),(c)		4.5000	05/25/67	637,293
788,422	Angel Oak Mortgage Trust Series 2023-1 A1(a),(c)		4.7500	09/26/67	780,320
257,446	Arroyo Mortgage Trust Series 2019-1 A1(a),(d)		3.8050	01/25/49	249,837
58,443	Arroyo Mortgage Trust Series 2019-2 A1(a),(d)		3.3470	04/25/49	56,260
500,000	Arroyo Mortgage Trust Series 2020-1 A3(a)		3.3280	03/25/55	446,063
118,782	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(c)		2.8790	07/25/49	115,507
614,573	Chase Home Lending Mortgage Trust Series 2023-RPL1 A1(a),(d)		3.5000	06/25/62	562,454
374,730	Chase Home Lending Mortgage Trust Series 2024-RPL4 A1A(a),(d)		3.3750	12/25/64	332,907
27,044	Chase Mortgage Finance Corporation Series 2016-SH2 M2(a),(d)		3.7500	02/25/44	24,977
33,863	Chase Mortgage Finance Corporation Series 2016-SH1 M2(a),(d)		3.7500	04/25/45	31,042
302,401	CIM TRUST Series 2022-R2 A1(a),(d)		3.7500	12/25/61	286,255
362,494	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(a),(d)		6.0000	01/25/55	365,258
980,240	COLT Mortgage Loan Trust Series 2022-5 A1(a),(d)		4.5500	04/25/67	974,069
624,247	COOPR Residential Mortgage Trust Series 2025-CES2 A1A(a),(c)		5.5020	06/25/60	625,467
393,300	CSMC Trust Series 2020-RPL4 A1(a),(d)		2.0000	01/25/60	353,213
112,822	CSMC Trust Series 2020-NQM1 A1(a),(c)		2.2080	05/25/65	106,905
769,338	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(d)		2.2050	01/25/67	702,711
340,000	EFMT Series 2025-CES4 A1(a),(c)		5.4310	06/25/60	339,721
782,477	EFMT Series 2025-NQM2 A1(a),(c)		5.5960	06/25/70	783,190
185,231	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(d)		3.0460	11/25/59	175,628
18,941	Flagstar Mortgage Trust Series 2017-1 1A3(a),(d)		3.5000	03/25/47	17,362
342,963	Foundation Finance Trust Series 2024-2A A(a)		4.6000	03/15/50	341,130
5,976	Galton Funding Mortgage Trust Series 2018-1 A23(a),(d)		3.5000	11/25/57	5,423
207,269	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(c)		4.3800	05/25/67	205,453

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9% (Continued)
6,275	JP Morgan Mortgage Trust Series 2017-5 A1(a),(d)		4.9210	12/15/47	$6,329
658,358	JP Morgan Mortgage Trust Series 2017-4 A3(a),(d)		3.5000	11/25/48	596,386
304,039	JP Morgan Mortgage Trust Series 2025-CES1 A1(a),(d)		5.6660	05/25/55	304,978
455,230	JP Morgan Mortgage Trust Series 2025-NQM2 A1(a),(d)		5.5670	09/25/65	455,735
341,690	JP Morgan Seasoned Mortgage Trust Series 2024-1 A4(a),(d)		4.4460	10/25/54	333,357
330,000	LHOME Mortgage Trust Series 2024-RTL1 A1(a),(c)		7.0170	01/25/29	332,268
425,000	LHOME Mortgage Trust Series 2024-RTL4 A1(a),(c)		5.9210	07/25/39	426,015
100,000	Metlife Securitization Trust Series 2017-1A M1(a),(d)		3.4200	04/25/55	90,023
17,926	Metlife Securitization Trust Series 2019-1A A1A(a),(d)		3.7500	04/25/58	17,629
651,225	MFA Trust Series 2022-INV2 A1(a),(c)		4.9500	07/25/57	647,545
812,328	MFA Trust Series 2023-INV2 A1(a),(c)		6.7750	10/25/58	819,548
104,183	MFA Trust Series 2020-NQM3 A1(a),(d)		1.0140	01/26/65	98,180
839,162	MFA Trust Series 2022-INV1 A1(a),(c)		3.9070	04/25/66	829,242
617,452	MFA Trust Series 2022-NQM2 A1(a),(c)		4.0000	05/25/67	600,513
1,148,803	MFA Trust Series 2024-NQM2 A1(a),(c)		5.2720	08/25/69	1,144,245
223,540	Mill City Mortgage Loan Trust Series 2019-GS2 A1(a),(d)		2.7500	08/25/59	216,119
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(d)		3.5000	10/25/69	183,085
381,912	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(d)		3.7500	11/25/56	364,536
523,015	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(d)		4.0000	03/25/57	504,761
367,102	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(d)		4.0000	12/25/57	356,490
23,088	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(d)		0.9410	09/25/58	21,963
608,347	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(d)		3.0790	03/27/62	570,352
240,899	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(c)		5.4660	11/25/64	240,893
526,966	NYMT Loan Trust Series 2022-CP1 A1(a)		2.0420	07/25/61	494,157
372,112	NYMT Loan Trust Series 2024-CP1 A1(a)		3.7500	02/25/68	342,195
287,470	OBX Trust Series 2024-HYB2 A1(a),(d)		3.6770	04/25/53	284,882
204,575	OBX Trust Series 2022-NQM1 A1(a),(d)		2.3050	11/25/61	181,874
596,248	OBX Trust Series 2023-NQM9 A1(a),(c)		7.1590	10/25/63	604,942
264,157	OBX Trust Series 2024-NQM9 A1(a),(c)		6.0300	01/25/64	265,992
21,937	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(c)		3.4870	06/25/26	21,834
800,000	PMT Loan Trust Series INV7 A7(a),(d)		6.0000	06/25/56	809,608
369,302	PMT Loan Trust Series 2024-INV1 A2(a),(d)		6.0000	10/25/59	372,475
200,525	PMT Loan Trust Series 2024-INV2 A1(a),(d)		6.0000	12/25/59	201,804
399,674	PRET Trust Series 2025-NPL1 A1(a),(c)		6.0630	02/25/55	400,256

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9% (Continued)
1,343,524	PRKCM Trust Series 2022-AFC1 A1A(a),(d)		4.1000	04/25/57	$1,322,550
434,342	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(d)		6.5150	06/25/43	436,140
638,467	RCKT Mortgage Trust Series 2023-CES2 A1A(a),(d)		6.8080	09/25/43	644,240
634,448	RCKT Mortgage Trust Series 2024-CES3 A1A(a),(d)		6.5910	05/25/44	642,201
45,725	RCKT Mortgage Trust Series 2020-1 A1(a),(d)		3.0000	02/25/50	39,449
8,967	Residential Mortgage Loan Trust Series 2020-1 A1(a),(d)		2.3760	01/26/60	8,882
49,673	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(d)		2.2750	02/25/50	47,253
719,392	Starwood Mortgage Residential Trust Series 2021-5 A2(a),(d)		2.1780	09/25/66	610,950
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(b)	TSFR1M + 1.714%	6.0670	05/25/58	266,315
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(d)		2.7500	11/25/61	308,826
482,789	Towd Point Mortgage Trust Series 2024-1 A1(a),(d)		4.8240	03/25/64	495,824
653,365	Verus Securitization Trust Series 2022-4 A1(a),(c)		4.4740	04/25/67	650,593
592,269	Verus Securitization Trust Series 2022-6 A1(a),(c)		4.9100	06/25/67	590,781
425,087	Verus Securitization Trust Series 2022-6 A3(a),(c)		4.9100	06/25/67	420,741
778,754	Verus Securitization Trust Series 2022-7 A1(a),(c)		5.1520	07/25/67	776,337
1,211,348	Verus Securitization Trust Series 2023-1 A1(a),(c)		5.8500	12/25/67	1,209,687
610,956	Verus Securitization Trust Series 2023-8 A1(a),(c)		6.2590	12/25/68	615,254
139,334	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(d)		3.0000	07/25/50	117,550
					32,360,669
	CREDIT CARD — 0.2%
430,000	Mercury Financial Credit Card Master Trust Series 2A A(a)		6.5600	07/20/29	432,864

	NON AGENCY CMBS — 5.0%
610,000	ALA Trust Series 2025-OANA A(a),(b)	TSFR1M + 1.743%	6.0850	06/15/30	614,461
520,000	BBCMS Mortgage Trust Series 2018-TALL(a),(b)	TSFR1M + 0.919%	5.2610	03/15/37	494,958
613,000	BBCMS Trust Series 2018-CBM A(a),(b)	TSFR1M + 1.297%	5.6390	07/15/37	598,858
505,103	BX Commercial Mortgage Trust Series 2024-XL5 A(a),(b)	TSFR1M + 1.392%	5.7340	03/15/41	506,697
510,000	BX Trust Series 2022-CLS A(a)		5.7600	10/13/27	513,865
423,349	BX Trust Series 2025-ROIC C(a),(b)	TSFR1M + 1.543%	5.8850	03/15/30	421,418
805,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	757,525
410,000	BX Trust Series 2019-OC11 D(a),(d)		4.0750	12/09/41	382,721
665,000	CENT Series 2025-CITY A(a),(d)		5.0910	07/10/40	667,822
565,000	COMM Mortgage Trust Series 2024-WCL1 B(a),(b)	TSFR1M + 2.590%	6.9320	06/15/41	564,495
367,000	ELM Trust Series 2024-ELM A10(a),(d)		5.8010	06/10/27	369,735

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	NON AGENCY CMBS — 5.0% (Continued)
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	$508,726
510,000	Fashion Show Mall, LLC Series SHOW A(a),(d)		5.1040	10/10/29	512,114
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(a),(b)	TSFR1M + 1.450%	5.7920	12/15/39	320,998
420,000	Houston Galleria Mall Trust Series 2025-HGLR A(a),(d)		5.4620	02/05/45	426,995
1,095,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(a),(d)		5.4670	01/13/40	1,123,338
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(a),(d)		5.7970	10/05/39	578,732
325,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	336,280
880,000	MSSG Trust Series 2017-237P A(a)		3.3970	09/13/39	832,076
470,000	NY Commercial Mortgage Trust Series 2025-299P A(a),(d)		5.6640	02/10/47	484,941
800,000	NYC Commercial Mortgage Trust Series 2025-300P A(a)		4.8790	07/13/42	795,412
714,147	RCKT Mortgage Trust Series 2025-CES5 A1A(a),(c)		5.6870	06/25/55	718,883
560,000	RFR Trust Series 2025-SGRM A(a),(d)		5.3790	03/11/29	568,503
170,000	ROCK Trust Series 2024-CNTR A(a)		5.3880	11/13/41	173,251
450,000	ROCK Trust Series 2024-CNTR C(a)		6.4710	11/13/41	465,912
					13,738,716
	OTHER ABS — 5.7%
96,164	ACHV A.B.S TRUST Series 2024-1PL A(a)		5.9000	04/25/31	96,914
336,000	Affirm Asset Securitization Trust Series 2023-B A(a)		6.8200	09/15/28	336,655
96,575	Affirm Asset Securitization Trust Series 2024-X2 A(a)		5.2200	12/17/29	96,598
439,861	Affirm Asset Securitization Trust Series 2025-X1 A(a)		5.0800	04/15/30	440,135
600,000	Amur Equipment Finance Receivables XV, LLC Series 1A D(a)		5.6800	08/20/32	605,612
33,298	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	32,274
128,895	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	125,450
209,976	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	199,500
510,000	Aqua Finance Trust Series 2024-A B(a)		5.0600	04/18/50	509,833
435,277	Castlelake Aircraft Structured Trust Series 2025-1A A(a)		5.7830	02/15/50	439,432
465,000	CCG Receivables Trust Series 2024-1 B(a)		5.0800	03/15/32	469,979
103,437	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	89,237
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	93,502
135,534	Dext A.B.S, LLC Series 2023-1 A2(a)		5.9900	03/15/32	135,949
177,952	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)		6.1600	02/25/38	182,710
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	125,849
221,795	Foundation Finance Trust Series 2023-2A A(a)		6.5300	06/15/49	230,082
220,671	Hilton Grand Vacations Trust Series 2024-2A A(a)		5.5000	03/25/38	223,837

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	OTHER ABS — 5.7% (Continued)
39,996	HIN Timeshare Trust Series 2020-A C(a)		3.4200	10/09/39	$38,902
472,933	HINNT, LLC Series 2025-A B(a)		5.4500	03/15/44	474,402
128,375	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	127,138
423,938	Jersey Mike’s Funding, LLC Series 1A A2(a)		5.6360	02/15/55	428,873
550,000	MetroNet Infrastructure Issuer, LLC Series 2A A2(a)		5.4000	08/20/55	549,954
800,000	MMP Capital, LLC Series 2025-A B(a)		5.7200	12/15/31	808,330
25,500	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	24,770
162,611	MVW, LLC Series 2023-1A B(a)		5.4200	10/20/40	163,655
570,000	NMEF Funding, LLC Series 2025-A B(a)		5.1800	04/25/32	572,016
265,000	Octane Receivables Trust Series 2023-1A C(a)		6.3700	09/20/29	267,956
630,000	Onemain Financial Issuance Trust Series 2025-1A B(a)		5.0500	07/14/38	633,096
300,000	Oportun Funding, LLC Series A A(a)		5.0100	02/08/33	299,791
328,714	Oportun Issuance Trust Series 2021-C A(a)		2.1800	10/08/31	321,113
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(a)		5.7900	11/20/30	444,106
216,573	PowerPay Issuance Trust Series 2024-1A A(a)		6.5300	02/18/39	221,292
265,000	Progress Residential Series 2021-SFR3 D(a)		2.2880	05/17/26	260,669
480,000	Purchasing Power Funding Series A B(a)		6.4300	08/15/28	483,242
670,000	Reach A.B.S Trust Series 2025-2A B(a)		5.1200	08/18/32	670,801
3,460	Regional Management Issuance Trust Series 2021-1 A(a)		1.6800	03/17/31	3,463
515,000	Regional Management Issuance Trust Series 2 A(a)		5.1100	12/15/33	516,468
655,000	Retained Vantage Data Centers Issuer, LLC Series 1A A2(a)		4.9920	09/15/49	644,339
680,000	Scalelogix Abs Us Issuer, LLC Series 1A A2(a)		5.6730	07/25/55	674,687
113,719	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	115,194
398,856	SoFi Consumer Loan Program Trust Series 2025-1 A(a)		4.8000	02/27/34	399,369
315,000	STAR Trust Series 2025-SFR5 A(a),(b)	TSFR1M + 1.450%	5.7920	02/17/42	315,447
481,875	Taco Bell Funding, LLC Series 2016-1A A23(a)		4.9700	05/25/46	481,418
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	187,195
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	155,778
447,750	TSC SPV Funding, LLC Series 1A A2(a)		6.2910	08/20/54	440,972
630,000	Upstart Securitization Trust Series 2025-2 A2(a)		5.2200	06/20/35	631,502
					15,789,486
	RESIDENTIAL MORTGAGE — 0.7%
56,881	AJAX Mortgage Loan Trust Series 2019-D A1(a),(c)		2.9560	09/25/65	54,575
321,633	PRET, LLC Series 2024-NPL4 A1(a),(c)		6.9960	07/25/54	321,776

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.1% (Continued)
	RESIDENTIAL MORTGAGE — 0.7% (Continued)
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(d)		3.9680	07/25/56	$130,416
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(d)		3.7500	10/25/56	112,626
590,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(d)		3.0000	06/25/57	555,346
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(d)		3.7500	03/25/58	273,849
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(d)		3.7500	12/25/58	229,288
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(d)		3.2500	10/25/59	213,529
					1,891,405
	TOTAL ASSET BACKED SECURITIES (Cost $76,835,346)				76,846,211

	CORPORATE BONDS — 30.6%
	AEROSPACE & DEFENSE — 0.4%
593,000	Boeing Company (The)		5.9300	05/01/60	567,679
440,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	451,842
185,000	TransDigm, Inc.(a)		6.6250	03/01/32	190,456
					1,209,977
	ASSET MANAGEMENT — 2.0%
575,000	Apollo Debt Solutions BDC		6.9000	04/13/29	600,791
525,000	Apollo Global Management, Inc.(b),(e)	H15T5Y + 2.168%	6.0000	12/15/54	516,316
525,000	BlackRock Funding, Inc.		5.2500	03/14/54	500,091
170,000	Blackstone Private Credit Fund		5.9500	07/16/29	173,418
325,000	Blackstone Private Credit Fund		6.0000	11/22/34	322,978
120,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	123,498
635,000	Blue Owl Finance, LLC		3.1250	06/10/31	567,161
515,000	Brookfield Asset Management Ltd.		5.7950	04/24/35	527,066
215,000	Charles Schwab Corporation (The)(b)	SOFRRATE + 2.010%	6.1360	08/24/34	232,198
305,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	279,154
250,000	Drawbridge Special Opportunities Fund, L.P.(a)		3.8750	02/15/26	246,362
534,000	HA Sustainable Infrastructure Capital, Inc.(e)		6.3750	07/01/34	529,407
135,000	HA Sustainable Infrastructure Capital, Inc.		6.7500	07/15/35	136,138
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	214,467
355,000	UBS Group A.G.(a),(b)	H15T1Y + 2.400%	4.9880	08/05/33	354,867
35,000	UBS Group A.G.(a),(b)	H15T5Y + 4.758%	9.2500	05/13/72	41,115
					5,365,027

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	AUTOMOTIVE — 0.4%
405,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	$408,653
15,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	02/15/30	15,475
70,000	Ford Motor Company(e)		4.7500	01/15/43	54,290
200,000	Ford Motor Credit Company, LLC(e)		6.8000	05/12/28	206,449
85,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	85,071
330,000	Stellantis Finance US, Inc.(a)		6.4500	03/18/35	330,618
					1,100,556
	BANKING — 4.6%
665,000	Australia & New Zealand Banking Group Ltd.(a),(b)	H15T10Y + 1.350%	5.8160	06/18/36	675,134
64,000	Banco de Credito del Peru S.A.(a),(b)	H15T5Y + 2.486%	6.4500	07/30/35	65,904
115,000	Banco de Credito e Inversiones S.A.(a),(d)		8.7500	02/08/74	123,676
108,000	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.072%	8.3750	11/20/74	110,835
670,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	600,930
635,000	Bank of America Corporation(b)	SOFRRATE + 1.738%	5.5180	10/25/35	635,581
400,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	454,739
73,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	70,484
420,000	BPCE S.A.(a),(b)	SOFRRATE + 2.590%	7.0030	10/19/34	462,111
65,000	BPCE S.A.(a),(b)	SOFRRATE + 2.610%	6.9150	01/14/46	68,060
320,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	344,858
229,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	239,655
250,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	05/18/69	247,696
200,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.259%	5.2530	03/05/31	202,631
570,000	Deutsche Bank A.G.(b),(e)	SOFRRATE + 2.050%	5.4030	09/11/35	568,973
665,000	Fifth Third Bancorp(b)	SOFRRATE + 1.660%	4.3370	04/25/33	636,368
455,000	Huntington Bancshares, Inc.(b),(e)	SOFRINDX + 1.870%	5.7090	02/02/35	465,437
130,000	Huntington Bancshares, Inc.(b)	H15T5Y + 1.700%	6.1410	11/18/39	132,989
710,000	JPMorgan Chase & Company(d)		1.9530	02/04/32	616,168

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	BANKING — 4.6% (Continued)
420,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	$437,970
175,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	189,997
105,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.635%	5.5760	07/23/36	106,584
510,000	KeyCorporation(b)	SOFRRATE + 2.420%	6.4010	03/06/35	545,292
213,000	M&T Bank Corporation(b)	H15T5Y + 1.430%	5.4000	07/30/35	213,375
600,000	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	626,596
540,000	PNC Financial Services Group, Inc. (The)(b)	SOFRRATE + 1.394%	5.5750	01/29/36	554,076
585,000	Societe Generale S.A.(a),(b)	H15T1Y + 2.100%	6.0660	01/19/35	604,610
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	196,013
430,000	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	454,333
65,000	Truist Financial Corporation(b)	SOFRRATE + 1.852%	5.1220	01/26/34	64,983
485,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	507,283
605,000	US Bancorp(b)	SOFRRATE + 1.411%	5.4240	02/12/36	616,027
280,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	279,896
285,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	311,699
330,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	03/15/69	327,145
185,000	Wells Fargo & Company(b)	H15T5Y + 2.767%	6.8500	07/15/74	192,131
					12,950,239
	BIOTECH & PHARMA — 0.5%
683,000	Amgen, Inc.		5.6500	03/02/53	662,092
15,000	Amneal Pharmaceuticals, LLC(a)		6.8750	08/01/32	15,239
45,000	Par Pharmaceutical, Inc.(a),(f)		0.0000	04/01/27	—
310,000	Royalty Pharma plc		5.4000	09/02/34	312,792
470,000	Royalty Pharma plc		3.3500	09/02/51	303,505
681	Viatris, Inc.(a)		2.3000	06/22/27	648
					1,294,276
	CABLE & SATELLITE — 0.5%
14,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	14,138
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	171,630

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	CABLE & SATELLITE — 0.5% (Continued)
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	$42,143
590,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	457,929
200,000	CSC Holdings, LLC(a)		11.7500	01/31/29	187,199
370,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)		5.8750	08/15/27	368,005
					1,241,044
	CHEMICALS — 0.2%
340,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	329,288
200,000	INEOS Quattro Finance 2 plc(a)		9.6250	03/15/29	203,606
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	137,976
					670,870
	COMMERCIAL SUPPORT SERVICES — 0.2%
590,000	Sodexo, Inc.(a),(e)		5.8000	08/15/35	603,846

	CONSTRUCTION MATERIALS — 0.5%
560,000	CRH America Finance, Inc.		5.4000	05/21/34	571,215
680,000	JH North America Holdings, Inc.(a)		6.1250	07/31/32	687,655
55,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	56,449
					1,315,319
	CONTAINERS & PACKAGING — 0.7%
565,000	Berry Global, Inc.		5.6500	01/15/34	584,744
590,000	Smurfit Kappa Treasury ULC		5.7770	04/03/54	588,712
620,000	Sonoco Products Company(e)		5.0000	09/01/34	603,165
					1,776,621
	ELEC & GAS MARKETING & TRADING — 0.1%
380,000	New York State Electric & Gas Corporation(a)		5.8500	08/15/33	399,533

	ELECTRIC UTILITIES — 2.5%
195,000	AES Corporation (The)(b),(e)	H15T5Y + 3.201%	7.6000	01/15/55	197,274
485,000	Black Hills Corporation		6.1500	05/15/34	511,645
605,000	Capital Power US Holdings, Inc.(a),(e)		6.1890	06/01/35	622,907
555,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	535,323
205,000	Dominion Energy, Inc.(b)	H15T5Y + 2.511%	7.0000	06/01/54	219,208
275,000	Dominion Energy, Inc.(b)	H15T5Y + 2.207%	6.6250	05/15/55	282,409
565,000	Electricite de France S.A.(a)		6.9000	05/23/53	607,176

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	ELECTRIC UTILITIES — 2.5% (Continued)
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	$268,405
175,000	Enel Finance International N.V.(a)		5.5000	06/26/34	177,771
425,000	Entergy Corporation(b)	H15T5Y + 2.670%	7.1250	12/01/54	441,056
260,000	Entergy Texas, Inc.		5.8000	09/01/53	257,036
15,000	Lightning Power, LLC(a)		7.2500	08/15/32	15,694
188,000	National Rural Utilities Cooperative Finance(b)	TSFR3M + 3.172%	7.4820	04/30/43	188,010
410,000	NextEra Energy Capital Holdings, Inc.(b)	H15T5Y + 1.979%	6.5000	08/15/55	424,128
384,000	NRG Energy, Inc.(a)		7.0000	03/15/33	421,552
265,000	PacifiCorporation		5.8000	01/15/55	252,510
403,000	Puget Energy, Inc.		2.3790	06/15/28	379,226
325,000	Southern California Edison Company		6.0000	01/15/34	334,785
245,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	04/15/70	250,273
280,000	Vistra Operations Company, LLC(a),(e)		5.7000	12/30/34	285,374
					6,671,762
	ENGINEERING & CONSTRUCTION — 0.2%
30,000	AECOM(a)		6.0000	08/01/33	30,264
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	144,398
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	338,972
					513,634
	ENTERTAINMENT CONTENT — 0.1%
350,000	Univision Communications, Inc.(a)		8.0000	08/15/28	359,831

	FOOD — 0.5%
585,000	Mars, Inc.(a)		5.7000	05/01/55	578,582
665,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	699,951
190,000	Post Holdings, Inc.(a),(e)		6.3750	03/01/33	190,332
					1,468,865
	GAS & WATER UTILITIES — 0.2%
260,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	250,787
365,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	378,440
					629,227
	HEALTH CARE FACILITIES & SERVICES — 1.5%
500,000	CHS/Community Health Systems, Inc.(a)		5.2500	05/15/30	437,865
710,000	CVS Health Corporation		5.0500	03/25/48	611,548

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.5% (Continued)
306,000	CVS Health Corporation(b)	H15T5Y + 2.516%	6.7500	12/10/54	$307,019
185,000	HCA, Inc.		5.5000	06/01/33	189,008
165,000	HCA, Inc.		5.2500	06/15/49	146,115
326,000	HCA, Inc.		6.0000	04/01/54	317,221
580,000	Icon Investments Six DAC		6.0000	05/08/34	593,971
505,000	IQVIA, Inc.		6.2500	02/01/29	528,065
70,000	IQVIA, Inc.(a)		6.2500	06/01/32	71,876
115,000	Molina Healthcare, Inc.(a)		6.2500	01/15/33	113,605
359,000	Universal Health Services, Inc.		2.6500	01/15/32	304,170
405,000	Universal Health Services, Inc.		5.0500	10/15/34	385,189
					4,005,652
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	227,592

	HOME CONSTRUCTION — 0.5%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	248,780
440,000	DR Horton, Inc.		5.5000	10/15/35	446,683
434,000	Meritage Homes Corporation(a)		3.8750	04/15/29	419,257
230,000	Toll Brothers Finance Corporation(e)		5.6000	06/15/35	231,229
					1,345,949
	HOUSEHOLD PRODUCTS — 0.1%
370,000	Kronos Acquisition Holdings, Inc.(a)		8.2500	06/30/31	321,497

	INDUSTRIAL SUPPORT SERVICES — 0.3%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	410,657
110,000	Ashtead Capital, Inc.(a)		5.9500	10/15/33	114,239
105,000	Ashtead Capital, Inc.(a)		5.8000	04/15/34	107,908
100,000	Herc Holdings, Inc.(a),(e)		7.2500	06/15/33	103,638
					736,442
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
465,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	492,845
345,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	345,460
195,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.550%	5.3300	07/23/35	197,028

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.3% (Continued)
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	$332,582
435,000	Morgan Stanley(d)		5.2500	04/21/34	442,196
185,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	189,600
275,000	Morgan Stanley(b)	H15T5Y + 2.430%	5.9480	01/19/38	283,869
520,000	Northern Trust Corporation(d)		3.3750	05/08/32	503,605
565,000	State Street Corporation(b)	SOFRRATE + 1.958%	6.1230	11/21/34	602,821
175,000	State Street Corporation(b)	H15T5Y + 2.613%	6.7000	03/15/74	180,835
					3,570,841
	INSURANCE — 2.1%
200,000	Allianz S.E.(a),(b)	H15T5Y + 3.232%	6.3500	09/06/53	210,864
260,000	Allianz S.E.(a),(b)	H15T5Y + 2.771%	5.6000	09/03/54	261,463
320,000	Allstate Corporation (The)(b)	TSFR3M + 3.200%	7.5260	08/15/53	321,300
530,000	Arthur J Gallagher & Company		5.5500	02/15/55	501,208
410,000	Ascot Group Ltd.(a)		4.2500	12/15/30	369,451
391,000	Corebridge Financial, Inc.(b)	H15T5Y + 2.646%	6.3750	09/15/54	391,376
500,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	515,282
198,000	Global Atlantic Fin Company(a)		7.9500	06/15/33	224,224
105,000	Global Atlantic Fin Company(a),(b)	H15T5Y + 3.608%	7.9500	10/15/54	110,008
515,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	502,043
665,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	664,349
335,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 2.954%	6.2500	09/13/53	347,399
235,000	Nippon Life Insurance Company(a),(b)	H15T5Y + 3.189%	6.5000	04/30/55	246,182
104,000	Prudential Financial, Inc.(b)	H15T5Y + 3.162%	5.1250	03/01/52	100,925
210,000	Prudential Financial, Inc.(b)	H15T5Y + 2.848%	6.7500	03/01/53	220,284
310,000	Prudential Financial, Inc.(b)	H15T5Y + 2.404%	6.5000	03/15/54	322,721
585,000	Reinsurance Group of America, Inc.(b),(e)	H15T5Y + 2.392%	6.6500	09/15/55	586,878
					5,895,957
	LEISURE FACILITIES & SERVICES — 0.1%
110,000	Flutter Treasury DAC(a)		5.8750	06/04/31	110,839
280,000	Hilton Domestic Operating Company, Inc.(a)		5.7500	09/15/33	280,511
					391,350

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	MACHINERY — 0.7%
550,000	Ingersoll Rand, Inc.		5.4500	06/15/34	$566,003
580,000	Regal Rexnord Corporation		6.4000	04/15/33	613,466
670,000	Veralto Corporation		5.4500	09/18/33	686,937
					1,866,406
	MEDICAL EQUIPMENT & DEVICES — 0.4%
710,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	645,402
530,000	Smith & Nephew plc		5.4000	03/20/34	538,735
					1,184,137
	METALS & MINING — 0.3%
336,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	344,134
295,000	Glencore Funding, LLC(a)		2.8500	04/27/31	265,349
240,000	Glencore Funding, LLC(a)		5.6340	04/04/34	245,139
					854,622
	OIL & GAS PRODUCERS — 3.6%
95,000	6297782, LLC(a)		5.5840	10/01/34	93,844
70,000	6297782, LLC(a)		6.1760	10/01/54	66,595
275,000	Ascent Resources Utica Holdings, LLC / ARU Finance(a)		6.6250	07/15/33	279,077
600,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	592,998
140,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	145,157
150,000	Columbia Pipelines Operating Company, LLC(a)		6.0360	11/15/33	157,727
530,000	Columbia Pipelines Operating Company, LLC(a)		5.4390	02/15/35	529,779
560,000	Diamondback Energy, Inc.		5.9000	04/18/64	518,182
565,000	DT Midstream, Inc.(a)		4.3750	06/15/31	538,485
315,000	Enbridge, Inc.(b),(e)	H15T10Y + 4.431%	8.5000	01/15/84	355,535
120,000	Energy Transfer, L.P.(b)	H15T5Y + 5.306%	7.1250	05/15/69	123,160
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/69	175,763
145,000	EOG Resources, Inc.		5.3500	01/15/36	146,141
355,000	EOG Resources, Inc.		5.6500	12/01/54	346,453
630,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	565,936
305,000	Genesis Energy, L.P. / Genesis Energy Finance(e)		8.8750	04/15/30	323,487
435,000	Harbour Energy plc(a)		6.3270	04/01/35	435,649
530,000	HF Sinclair Corporation		6.2500	01/15/35	539,651
87,000	KazMunayGas National Company JSC(a)		5.7500	04/19/47	76,510
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	93,604

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	OIL & GAS PRODUCERS — 3.6% (Continued)
425,000	Kinder Morgan, Inc.		5.8500	06/01/35	$439,018
50,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	49,529
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	78,356
360,000	Occidental Petroleum Corporation(e)		5.5500	10/01/34	353,391
260,000	Occidental Petroleum Corporation(e)		6.2000	03/15/40	254,978
275,000	Pertamina Persero PT(a)		6.4500	05/30/44	287,747
202,000	Petroleos Mexicanos		6.5000	03/13/27	202,125
121,000	Petroleos Mexicanos		6.8400	01/23/30	119,167
72,000	Petroleos Mexicanos		7.6900	01/23/50	61,194
130,000	Petronas Capital Ltd.(a)		5.8480	04/03/55	131,346
235,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	209,195
368,000	Saudi Arabian Oil Company(a)		5.2500	07/17/34	372,801
110,000	South Bow Canadian Infrastructure Holdings Ltd.(a),(b)	H15T5Y + 3.667%	7.5000	03/01/55	114,383
760,000	Western Midstream Operating, L.P.		5.2500	02/01/50	638,986
500,000	Williams Companies, Inc. (The)		5.1500	03/15/34	498,361
					9,914,310
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
240,000	Nabors Industries, Inc.(a)		7.3750	05/15/27	242,606

	PUBLISHING & BROADCASTING — 0.2%
240,000	Gray Media, Inc.(a)		7.2500	08/15/33	238,923
305,000	Sinclair Television Group, Inc.(a)		8.1250	02/15/33	311,298
					550,221
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
595,000	NNN REIT, Inc.		5.5000	06/15/34	607,146
135,000	Safehold GL Holdings, LLC		6.1000	04/01/34	141,241
410,000	Safehold GL Holdings, LLC		5.6500	01/15/35	410,425
75,000	Service Properties Trust		4.9500	02/15/27	73,265
					1,232,077
	RETAIL - DISCRETIONARY — 0.4%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	170,549
240,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	243,860
640,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	457,410
275,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.7500	02/15/29	269,478

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	RETAIL - DISCRETIONARY — 0.4% (Continued)
10,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	$10,323
					1,151,620
	SEMICONDUCTORS — 0.6%
200,000	Broadcom, Inc.		5.1500	11/15/31	204,699
555,000	Broadcom, Inc.(a)		3.1370	11/15/35	466,200
335,000	Foundry JV Holdco, LLC(a)		5.8750	01/25/34	338,630
505,000	Marvell Technology, Inc.(e)		5.4500	07/15/35	509,684
					1,519,213
	SOFTWARE — 0.3%
150,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	155,112
105,000	Helios Software Holdings, Inc. / ION Corporate(a)		8.7500	05/01/29	107,186
115,000	Oracle Corporation		6.2500	11/09/32	123,887
400,000	Oracle Corporation		6.9000	11/09/52	439,139
75,000	Oracle Corporation		3.8500	04/01/60	50,683
					876,007
	SPECIALTY FINANCE — 1.5%
235,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	212,708
150,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.720%	6.9500	03/10/55	157,015
215,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.441%	6.5000	01/31/56	218,160
70,000	Ally Financial, Inc.(b)	SOFRRATE + 1.960%	5.7370	05/15/29	71,297
405,000	Ally Financial, Inc.(b)	SOFRRATE + 1.730%	5.5430	01/17/31	410,676
735,000	American Express Company(b),(e)	SOFRRATE + 1.930%	5.6250	07/28/34	754,106
235,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	228,765
200,000	Aviation Capital Group, LLC(a)		6.3750	07/15/30	212,226
620,000	Avolon Holdings Funding Ltd.(a)		5.7500	11/15/29	638,390
217,000	Capital One Financial Corporation(d)		2.3590	07/29/32	184,802
460,000	Capital One Financial Corporation(b)	SOFRRATE + 2.860%	6.3770	06/08/34	491,163
65,000	OneMain Finance Corporation		6.1250	05/15/30	65,214
255,000	Rocket Companies, Inc.(a)		6.3750	08/01/33	260,356
67,000	Synchrony Financial		3.7000	08/04/26	66,333
					3,971,211

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.6% (Continued)
	TECHNOLOGY SERVICES — 1.0%
165,000	Block, Inc.		6.5000	05/15/32	$169,434
400,000	Booz Allen Hamilton, Inc.(a),(e)		4.0000	07/01/29	386,942
200,000	Booz Allen Hamilton, Inc.		5.9500	08/04/33	207,186
570,000	CoStar Group, Inc.(a)		2.8000	07/15/30	514,320
770,000	Gartner, Inc.(a)		3.7500	10/01/30	721,315
320,000	Leidos, Inc.		2.3000	02/15/31	280,281
556,000	MSCI, Inc.(a),(e)		3.6250	09/01/30	521,965
					2,801,443
	TELECOMMUNICATIONS — 0.2%
465,000	Sprint Capital Corporation		8.7500	03/15/32	562,388

	TOBACCO & CANNABIS — 0.5%
295,000	BAT Capital Corporation		7.7500	10/19/32	340,299
465,000	Imperial Brands Finance plc(a)		5.8750	07/01/34	475,445
510,000	Philip Morris International, Inc.		4.9000	11/01/34	503,874
					1,319,618
	TRANSPORTATION & LOGISTICS — 0.7%
330,746	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	330,915
335,000	BNSF Funding Trust I(d)		6.6130	12/15/55	335,981
299,238	British Airways Class A Pass Through Trust Series 2021-1(a)		2.9000	03/15/35	271,229
302,196	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	295,915
128,000	DP World plc(a)		6.8500	07/02/37	142,348
274,293	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	280,636
153,651	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	156,089
					1,813,113
	TOTAL CORPORATE BONDS (Cost $82,625,298)				83,924,899

	NON U.S. GOVERNMENT & AGENCIES — 2.7%
	SOVEREIGN — 2.7%
167,000	Angolan Government International Bond(a)		8.0000	11/26/29	156,528
441,000	Brazilian Government International Bond		6.0000	10/20/33	436,606
67,000	Brazilian Government International Bond		6.6250	03/15/35	67,416

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.7% (Continued)
	SOVEREIGN — 2.7% (Continued)
55,000	Brazilian Government International Bond	7.1250	05/13/54	$53,006
81,000	Chile Government International Bond	3.2500	09/21/71	48,952
92,000	Colombia Government International Bond	7.3750	04/25/30	96,876
91,000	Colombia Government International Bond	8.0000	11/14/35	93,465
112,000	Colombia Government International Bond	7.7500	11/07/36	111,926
79,000	Colombia Government International Bond	8.7500	11/14/53	80,612
34,000	Costa Rica Government International Bond(a)	6.5500	04/03/34	35,623
30,000	Costa Rica Government International Bond(a)	7.3000	11/13/54	31,256
311,000	Dominican Republic International Bond(a)	4.8750	09/23/32	288,686
67,000	Dominican Republic International Bond	6.9500	03/15/37	68,655
59,000	El Salvador Government International Bond(a)	8.6250	02/28/29	61,404
141,000	El Salvador Government International Bond	7.6500	06/15/35	135,642
71,000	Guatemala Government Bond(a)	6.6000	06/13/36	72,922
101,000	Honduras Government International Bond(a)	8.6250	11/27/34	105,570
220,000	Hungary Government International Bond(a)	6.2500	09/22/32	230,657
232,000	Hungary Government International Bond(a)	5.5000	03/26/36	224,777
156,000	Indonesia Government International Bond	4.7500	09/10/34	153,358
304,000	Indonesia Government International Bond	5.1000	02/10/54	283,856
121,000	Ivory Coast Government International Bond(a)	7.6250	01/30/33	121,221
213,000	Ivory Coast Government International Bond(a)	8.2500	01/30/37	211,133
111,000	Jordan Government International Bond(a)	5.8500	07/07/30	108,076
175,000	Mexico Government International Bond	6.0000	05/07/36	172,419
200,000	Mexico Government International Bond	6.6250	01/29/38	201,450
157,000	Morocco Government International Bond(a)	3.0000	12/15/32	133,856
175,000	Nigeria Government International Bond(a)	10.3750	12/09/34	188,473
107,000	Panama Government International Bond	8.0000	03/01/38	116,363
192,000	Peruvian Government International Bond	5.3750	02/08/35	191,641
346,000	Philippine Government International Bond	4.7500	03/05/35	340,398
150,000	Qatar Government International Bond(a)	3.7500	04/16/30	147,370
76,000	Republic of Kenya Government International Bond(a)	9.7500	02/16/31	78,250
77,000	Republic of Kenya Government International Bond(a)	9.5000	03/05/36	74,294
210,000	Republic of Poland Government International Bond	4.8750	10/04/33	209,538
129,000	Republic of Poland Government International Bond	5.3750	02/12/35	131,878
200,000	Republic of South Africa Government International	5.8750	06/22/30	199,003

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.7% (Continued)
	SOVEREIGN — 2.7% (Continued)
30,000	Republic of South Africa Government International		5.6500	09/27/47	$22,584
116,000	Republic of Uzbekistan International Bond(a)		6.9000	02/28/32	120,195
206,000	Romanian Government International Bond(a)		5.8750	01/30/29	209,429
137,000	Romanian Government International Bond(a)		6.6250	05/16/36	137,192
154,000	Saudi Government International Bond(a)		4.8750	07/18/33	154,780
200,000	Saudi Government International Bond(a)		5.6250	01/13/35	209,284
95,000	Saudi Government International Bond(a)		4.5000	10/26/46	79,204
149,000	Serbia International Bond(a)		6.5000	09/26/33	157,645
143,000	Turkiye Government International Bond		7.2500	05/29/32	145,616
257,000	Turkiye Government International Bond		7.6250	05/15/34	266,317
70,000	Turkiye Government International Bond		6.6250	02/17/45	60,823
173,000	UAE International Government Bond(a)		4.0500	07/07/32	171,268
322,000	Uruguay Government International Bond		5.1000	06/18/50	296,217
					7,493,710
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $7,393,117)				7,493,710

	TERM LOANS — 4.0%
	ADVERTISING & MARKETING — 0.0%(g)
95,000	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	7.3270	01/28/32	95,342

	AEROSPACE & DEFENSE — 0.2%
226,213	Dynasty Acquisition Company, Inc. Term B1(b)	TSFR1M + 2.250%	6.3270	10/31/31	227,041
86,044	Dynasty Acquisition Company, Inc. Term B2(b)	TSFR1M + 2.250%	6.3270	10/31/31	86,359
192,203	TransDigm, Inc.(b)	TSFR3M + 2.500%	6.7990	02/28/31	192,988
					506,388
	APPAREL & TEXTILE PRODUCTS — 0.0%(g)
70,000	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.250%	7.5620	06/28/32	70,525

	AUTOMOTIVE — 0.1%
205,000	Clarios Global, L.P.(b)	TSFR1M + 2.750%	7.0770	01/14/32	205,298

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.0% (Continued)
	BEVERAGES — 0.0%(g)
125,000	Sazerac Company, Inc.(b)	TSFR1M + 2.500%	6.8130	06/25/32	$125,586

	CABLE & SATELLITE — 0.3%
193,738	Charter Communications Operating, LLC(b)	TSFR1M + 2.250%	6.5480	11/22/31	193,956
203,616	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	7.5770	09/18/30	203,417
223,393	Directv Financing, LLC(b)	TSFR1M + 5.365%	9.7910	08/02/29	221,964
267,424	Virgin Media Bristol, LLC(b)	TSFR1M + 2.500%	6.9260	01/04/28	264,639
					883,976
	CHEMICALS — 0.0%(g)
107,146	INEOS US Finance, LLC(b)	TSFR1M + 3.250%	7.5770	02/19/30	99,813

	COMMERCIAL SUPPORT SERVICES — 0.2%
190,000	AlixPartners LLP(b)	TSFR1M + 2.000%	6.3612	07/30/32	189,525
101,470	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.000%	7.3270	09/29/28	101,549
168,727	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	6.3200	10/15/30	168,903
					459,977
	CONSTRUCTION MATERIALS — 0.0%(g)
128,051	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5770	04/14/31	128,113

	CONTAINERS & PACKAGING — 0.1%
147,074	TricorBraun Holdings, Inc.(b)	TSFR1M + 3.365%	7.5770	01/29/28	147,257

	ELECTRIC UTILITIES — 0.1%
310,000	Calpine Corporation(b)	TSFR1M + 1.750%	6.0770	01/31/31	310,396
53,988	Kestrel Acquisition, LLC(b)	TSFR1M + 3.500%	7.7990	10/29/31	54,196
					364,592
	ELECTRICAL EQUIPMENT — 0.2%
203,212	Gates Corporation(b)	TSFR1M + 1.750%	6.0770	06/04/31	203,171
175,000	MX Holdings US, Inc.(b)	TSFR1M + 2.250%	6.5770	02/19/32	176,040
199,872	Wec US Holdings, Inc.(b)	TSFR1M + 2.250%	6.5740	01/27/31	200,238
					579,449
	ENGINEERING & CONSTRUCTION — 0.3%
45,000	Centuri Group, Inc.(b)	TSFR1M + 2.250%	6.5710	07/01/32	45,162
238,800	Construction Partners, Inc.(b)	TSFR1M + 2.500%	6.8290	10/29/31	240,193

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.0% (Continued)
	ENGINEERING & CONSTRUCTION — 0.3% (Continued)
80,000	Cornerstone Generation, LLC(b)	TSFR1M + 3.250%	8.0540	10/28/31	$80,660
119,400	Frontdoor, Inc.(b)	TSFR1M + 2.250%	6.5770	12/16/31	119,997
215,000	Red SPV, LLC(b)	TSFR1M + 2.250%	6.5620	03/08/32	215,538
					701,550
	ENTERTAINMENT CONTENT — 0.1%
227,700	Univision Communications, Inc.(b)	TSFR1M + 3.500%	7.9410	01/31/29	227,274

	FOOD — 0.2%
16,185	Del Monte Foods Corporation II, Inc.(b)	TSFR1M + 1.000%	5.3220	04/02/26	14,971
120,326	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 3.400%	8.3470	08/02/28	5,415
52,259	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 4.400%	8.5740	08/02/28	6,140
61,378	Del Monte Foods Corporation II, Inc.(b)	TSFR3M + 8.150%	12.4740	08/02/28	27,748
384,538	Froneri US, Inc.(b)	TSFR1M + 2.000%	6.2370	09/18/31	382,013
					436,287
	HEALTH CARE FACILITIES & SERVICES — 0.1%
105,000	Boots Group Finco, L.P.(b)	TSFR1M + 3.500%	7.8430	07/19/32	105,066
147,759	Phoenix Guarantor, Inc.(b)	TSFR1M + 2.500%	6.8270	02/21/31	148,087
184,075	Select Medical Corporation(b)	TSFR1M + 2.000%	6.3270	11/19/31	184,074
					437,227
	HOUSEHOLD PRODUCTS — 0.0%(g)
100,000	Energizer Holdings, Inc.(b)	TSFR1M + 2.000%	6.3270	03/13/32	100,362

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
187,654	Citadel Securities, L.P.(b)	TSFR1M + 2.000%	6.3270	10/24/31	188,358

	INSURANCE — 0.1%
182,600	HUB International Ltd.(b)	TSFR3M + 2.500%	6.7690	06/20/30	183,031
250,000	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	7.0490	05/06/31	250,573
					433,604
	LEISURE FACILITIES & SERVICES — 0.5%
49,050	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	6.5770	02/06/30	49,086
136,667	Delta 2 Lux Sarl(b)	TSFR1M + 2.000%	6.2990	09/10/31	136,894
68,333	Delta 2 Lux Sarl(b)	TSFR1M + 2.000%	7.2010	09/10/31	68,447
110,000	Entain Holdings Gibraltar Ltd.(b)	TSFR3M + 2.250%	6.5690	07/30/32	109,863

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.0% (Continued)
	LEISURE FACILITIES & SERVICES — 0.5% (Continued)
192,075	Flutter Entertainment plc(b)	TSFR1M + 1.750%	6.0490	11/29/30	$191,739
60,000	Flutter Financing BV(b)	TSFR1M + 2.000%	6.3530	06/04/32	60,100
103,926	Life Time, Inc.(b)	TSFR1M + 2.500%	6.7850	10/22/31	104,275
270,000	Playtika Holding Corporation(b)	TSFR1M + 2.865%	7.9430	03/05/28	268,159
119,126	UFC Holdings, LLC(b)	TSFR1M + 2.250%	6.5710	11/14/31	119,594
					1,108,157
	MACHINERY — 0.1%
149,625	John Bean Technologies Corporation(b)	TSFR1M + 2.250%	6.4270	10/09/31	150,373
184,538	Terex Corporation(b)	TSFR1M + 2.000%	6.2990	10/01/31	185,114
					335,487
	MEDICAL EQUIPMENT & DEVICES — 0.1%
205,252	Medline Borrower, L.P.(b)	TSFR1M + 2.250%	6.5770	10/23/28	205,666

	OIL & GAS PRODUCERS — 0.3%
176,858	EPIC Crude Services, L.P.(b)	TSFR3M + 2.500%	6.8170	10/15/31	178,042
110,195	Freeport LNG Investments LLLP(b)	TSFR3M + 3.250%	7.5190	12/21/28	110,517
259,291	GIP Pilot Acquisition Partners, L.P.(b)	TSFR3M + 2.000%	6.2770	10/04/30	259,614
74,813	Hilcorp Energy I, L.P.(b)	TSFR1M + 2.000%	6.3140	02/05/30	75,117
205,112	Oryx Midstream Services Permian Basin, LLC(b)	TSFR1M + 2.250%	6.5750	10/05/28	205,689
74,251	WhiteWater DBR HoldCo, LLC(b)	TSFR1M + 2.250%	6.5490	03/03/31	74,820
					903,799
	PUBLISHING & BROADCASTING — 0.1%
230,000	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.8120	06/24/32	230,661

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
172,053	Iron Mountain, Inc.(b)	TSFR1M + 2.100%	6.3270	01/31/31	172,304

	RETAIL - DISCRETIONARY — 0.2%
277,900	Belron Finance 2019, LLC(b)	TSFR1M + 2.750%	7.0490	10/02/31	279,533
93,689	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.500%	6.5770	06/05/31	91,810
81,257	PetSmart, Inc.(b)	TSFR1M + 3.750%	8.1770	01/29/28	81,206
					452,549
	SOFTWARE — 0.1%
15,111	QXO, Inc.(b)	TSFR1M + 3.000%	7.2800	04/23/32	15,259

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.0% (Continued)
	SOFTWARE — 0.1% (Continued)
128,820	UKG, Inc.(b)	TSFR3M + 3.000%	7.3110	02/10/31	$128,953
					144,212
	SPECIALTY FINANCE — 0.1%
198,875	Trans Union, LLC(b)	TSFR1M + 1.750%	6.0770	06/24/31	199,286

	TECHNOLOGY SERVICES — 0.2%
174,493	Amazon Holdco, Inc.(b)	TSFR1M + 2.250%	6.5770	07/30/31	174,799
234,413	Boost Newco Borrower, LLC(b)	TSFR1M + 2.000%	6.2990	01/31/31	235,072
254	Neptune Bidco US, Inc.(b)	TSFR3M + 5.100%	9.3300	04/11/29	244
205,854	North American Bancard, LLC(b)	TSFR3M + 2.500%	6.7990	11/24/28	204,075
					614,190
	TRANSPORTATION & LOGISTICS — 0.1%
159,600	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5220	04/20/28	159,161
110,000	Rand Parent, LLC(b)	TSFR3M + 3.000%	7.2987	03/18/30	108,350
					267,511
	TOTAL TERM LOANS (Cost $10,981,923)				10,824,800

	U.S. GOVERNMENT & AGENCIES — 30.0%
	AGENCY FIXED RATE — 11.8%
5,499	Fannie Mae Pool 735061		6.0000	11/01/34	5,733
7,448	Fannie Mae Pool 866009		6.0000	03/01/36	7,792
44,628	Fannie Mae Pool 938574		5.5000	09/01/36	45,720
21,439	Fannie Mae Pool 310041		6.5000	05/01/37	22,705
8,638	Fannie Mae Pool 962752		5.0000	04/01/38	8,718
12,321	Fannie Mae Pool 909175		5.5000	04/01/38	12,568
26,385	Fannie Mae Pool 909220		6.0000	08/01/38	27,522
38,388	Fannie Mae Pool AS7026		4.0000	04/01/46	36,133
63,740	Fannie Mae Pool BJ9260		4.0000	04/01/48	59,865
697,764	Fannie Mae Pool FS4991		3.0000	03/01/52	599,007
1,204,066	Fannie Mae Pool FS8360		3.5000	09/01/52	1,078,744
605,523	Fannie Mae Pool MA4805		4.5000	11/01/52	575,956
760,720	Fannie Mae Pool FS4438		5.0000	11/01/52	744,573

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.0% (Continued)
	AGENCY FIXED RATE — 11.8% (Continued)
1,137,325	Fannie Mae Pool MA4839	4.0000	12/01/52	$1,051,953
2,157,571	Fannie Mae Pool FS7751	4.0000	03/01/53	1,992,711
527,914	Fannie Mae Pool MA4980	6.0000	04/01/53	537,305
504,988	Fannie Mae Pool MA5072	5.5000	06/01/53	503,350
922,642	Fannie Mae Pool CB6857	4.5000	08/01/53	877,430
2,532,008	Fannie Mae Pool FA1728	6.0000	10/01/53	2,573,635
504,629	Fannie Mae Pool FS6679	6.0000	12/01/53	512,420
2,510,013	Fannie Mae Pool MA5271	5.5000	02/01/54	2,500,318
1,734,546	Fannie Mae Pool MA5385	4.0000	06/01/54	1,601,898
1,285,234	Fannie Mae Pool FS8791	6.0000	08/01/54	1,307,848
1,700,430	Fannie Mae Pool FA0685	6.0000	01/01/55	1,726,204
50,563	Freddie Mac Gold Pool G01980	5.0000	12/01/35	51,058
7,961	Freddie Mac Gold Pool G05888	5.5000	10/01/39	8,131
231,460	Freddie Mac Pool SB8269	6.0000	10/01/38	238,029
2,012,040	Freddie Mac Pool SD2026	5.0000	11/01/52	1,969,126
525,263	Freddie Mac Pool SD3238	5.5000	12/01/52	523,829
1,865,782	Freddie Mac Pool SD8309	6.0000	03/01/53	1,894,802
1,123,170	Freddie Mac Pool SD5594	5.5000	07/01/53	1,119,527
870,628	Freddie Mac Pool SD8343	6.0000	07/01/53	884,626
527,681	Freddie Mac Pool SD8350	6.0000	08/01/53	536,104
1,849,660	Freddie Mac Pool SD5856	3.5000	01/01/54	1,656,895
1,183,375	Freddie Mac Pool SD8409	6.0000	03/01/54	1,200,670
2,579,138	Freddie Mac Pool SD8418	4.5000	04/01/54	2,449,160
1,428,578	Freddie Mac Pool SL0627	6.0000	10/01/54	1,449,457
				32,391,522
	U.S. TREASURY BONDS — 1.5%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,141,389
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,847,304
				3,988,693
	U.S. TREASURY NOTES — 16.7%
775,000	United States Treasury Note	4.3750	08/15/26	776,705
370,000	United States Treasury Note	4.0000	01/31/29	371,084
3,280,000	United States Treasury Note	4.0000	07/31/29	3,289,161
1,055,000	United States Treasury Note	4.0000	03/31/30	1,057,328

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.0% (Continued)
	U.S. TREASURY NOTES — 16.7% (Continued)
890,000	United States Treasury Note	4.0000	02/15/34	$872,913
1,875,000	United States Treasury Note	3.8750	08/15/34	1,814,282
2,125,000	United States Treasury Note	4.6250	02/15/35	2,171,318
5,045,000	United States Treasury Note	4.2500	05/15/35	5,001,250
1,135,000	United States Treasury Note	1.8750	11/15/51	622,654
4,100,000	United States Treasury Note	4.0000	11/15/52	3,537,451
1,950,000	United States Treasury Note	3.6250	02/15/53	1,570,664
2,610,000	United States Treasury Note	3.6250	05/15/53	2,099,827
4,875,000	United States Treasury Note	4.2500	02/15/54	4,387,119
5,770,000	United States Treasury Note	4.6250	05/15/54	5,527,368
365,000	United States Treasury Note	4.2500	08/15/54	328,578
3,310,000	United States Treasury Note	4.5000	11/15/54	3,107,780
6,235,000	United States Treasury Note	4.6250	02/15/55	5,978,781
3,270,000	United States Treasury Note	4.7500	05/15/55	3,201,279
				45,715,542
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $86,430,516)			82,095,757

Shares
	SHORT-TERM INVESTMENTS — 7.5%
	COLLATERAL FOR SECURITIES LOANED - 2.6%
7,204,402	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(h),(i)			7,204,402

	MONEY MARKET FUNDS - 4.9%
13,243,076	Fidelity Government Portfolio, Institutional, 4.18%(i)			13,243,077

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,447,479)			20,447,479

	TOTAL INVESTMENTS - 102.9% (Cost $284,713,679)			$281,632,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%			(8,047,122)
	NET ASSETS - 100.0%			$273,585,734

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

ABS	- Asset Backed Securities

CLO	- Collateralized Loan Obligations

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $106,653,415 or 39.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,063,587 at July 31, 2025.

(f) (g)	Represents issuer in default on interest payments; non-income producing security. Percentage rounds to less than 0.1%.

(h)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $7,204,402 at July 31, 2025.

(i)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.3%
	LEISURE FACILITIES & SERVICES - 0.3%
7,877	Aimbridge Hospitality 3/25(a)				$515,944

	TOTAL COMMON STOCKS (Cost $531,698)				515,944

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.8%
	CLO — 5.8%
1,500,000	Bain Capital Credit CLO 2021-1 Ltd. Series 1A ER(b),(c)	TSFR3M + 6.300%	10.6290	04/18/34	1,483,437
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(b),(c)	TSFR3M + 6.500%	10.8320	01/22/35	2,924,670
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(b),(c)	TSFR3M + 6.600%	10.9180	10/15/34	2,244,809
3,500,000	BlueMountain CLO XXXIII Ltd. Series 33A E(b),(c)	TSFR3M + 7.092%	11.4140	11/20/34	3,419,139
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(b),(c)	US0003M + 6.750%	11.3290	04/15/31	1,666,641
					11,738,696
	TOTAL ASSET BACKED SECURITIES (Cost $11,883,261)				11,738,696

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7%
	CABLE & SATELLITE — 1.0%
330,000	Altice Financing S.A.(b)		5.7500	08/15/29	252,995
626,000	Cable One, Inc.(b),(d)		4.0000	11/15/30	481,307
600,000	CCO Holdings, LLC / CCO Holdings Capital(b),(d)		4.2500	01/15/34	517,144
500,000	CSC Holdings, LLC(b)		5.7500	01/15/30	247,082
575,000	Sirius XM Radio, Inc.(b),(d)		4.1250	07/01/30	525,405
					2,023,933
	COMMERCIAL SUPPORT SERVICES — 0.2%
450,000	Deluxe Corporation(b)		8.0000	06/01/29	432,202

	CONTAINERS & PACKAGING — 0.2%
400,000	Iris Holding, Inc.(b)		10.0000	12/15/28	372,787

	ELECTRIC UTILITIES — 0.5%
525,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	530,464

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	ELECTRIC UTILITIES — 0.5% (Continued)
525,000	NextEra Energy Operating Partners, L.P.(b),(d)		7.2500	01/15/29	$535,843
					1,066,307
	ENTERTAINMENT CONTENT — 0.3%
525,000	ViacomCBS, Inc.(e)	US003M + 3.899%	6.2500	02/28/57	505,803

	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International,(b),(d)		4.8750	06/01/29	426,888

	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
575,000	Glatfelter Corporation(b)		4.7500	11/15/29	509,136

	GAS & WATER UTILITIES — 0.3%
500,000	Venture Global Plaquemines Lng, LLC(b)		7.5000	05/01/33	539,332

	HEALTH CARE FACILITIES & SERVICES — 0.2%
430,000	DaVita, Inc.(b)		6.7500	07/15/33	443,870

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	520,677

	LEISURE FACILITIES & SERVICES — 0.6%
490,000	Carnival Corporation(b)		5.7500	08/01/32	494,047
582,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	535,425
200,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	196,999
					1,226,471
	METALS & MINING — 0.2%
168,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	175,919
336,000	Mineral Resources Ltd.(b),(d)		8.5000	05/01/30	345,371
					521,290
	OIL & GAS PRODUCERS — 1.9%
395,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	403,451
305,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	292,114
360,000	Crescent Energy Finance, LLC(b)		8.3750	01/15/34	356,839
350,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	364,559

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	OIL & GAS PRODUCERS — 1.9% (Continued)
500,000	Genesis Energy, L.P. / Genesis Energy Finance(d)		7.8750	05/15/32	$517,678
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	387,131
494,000	ITT Holdings, LLC(b)		6.5000	08/01/29	471,039
389,000	Venture Global LNG, Inc.(b),(d)		8.3750	06/01/31	402,638
325,000	Vital Energy, Inc.(b),(d)		7.8750	04/15/32	285,586
383,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	381,970
					3,863,005
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	Service Properties Trust		8.8750	06/15/32	523,198

	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
558,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	525,287

	RETAIL - DISCRETIONARY — 0.7%
525,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(d)		8.2500	01/15/30	541,205
47,000	Hertz Corporation (The)(b),(d)		4.6250	12/01/26	42,548
425,000	Hertz Corporation (The)(b),(d)		12.6250	07/15/29	443,621
394,000	Kohl’s Corporation		4.6250	05/01/31	285,792
					1,313,166
	SOFTWARE — 0.3%
210,000	Cloud Software Group, Inc.(b)		8.2500	06/30/32	223,826
380,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	360,669
					584,495
	SPECIALTY FINANCE — 0.8%
525,000	Ally Financial, Inc.(e)	H15T5Y + 2.450%	6.6460	01/17/40	521,487
498,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	534,647
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	235,938
500,000	Cobra AcquisitionCo, LLC(b),(d)		6.3750	11/01/29	437,021
					1,729,093
	STEEL — 0.2%
485,000	Cleveland-Cliffs, Inc.(b),(d)		7.3750	05/01/33	472,996

	TECHNOLOGY HARDWARE — 0.5%
500,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	522,464

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.7% (Continued)
	TECHNOLOGY HARDWARE — 0.5% (Continued)
520,000	Viasat, Inc.(b),(d)		7.5000	05/30/31	$451,975
					974,439
	TECHNOLOGY SERVICES — 0.5%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	459,942
545,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	503,268
					963,210
	TELECOMMUNICATIONS — 0.7%
300,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	321,949
200,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	205,528
152,000	Rogers Communications, Inc.(e)	H15T5Y + 2.653%	7.0000	04/15/55	155,780
353,000	Rogers Communications, Inc.(e)	H15T5Y + 2.620%	7.1250	04/15/55	361,346
350,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	351,619
					1,396,222
	TRANSPORTATION & LOGISTICS — 0.3%
514,000	Star Leasing Company, LLC(b),(d)		7.6250	02/15/30	507,580

	TOTAL CORPORATE BONDS (Cost $21,599,777)				21,441,387

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0%
	ADVERTISING & MARKETING — 0.7%
1,127,008	Endeavor Operating Company, LLC(c)	TSFR1M + 2.976%	7.3270	01/28/32	1,131,060
286,423	Planet US Buyer, LLC(c)	TSFR1M + 2.979%	7.3300	01/31/31	288,070
71,993	Planet US Buyer, LLC(c)	TSFR3M + 3.030%	7.3300	02/10/31	72,407
					1,491,537
	AEROSPACE & DEFENSE — 0.7%
63,632	Kaman Corporation(c)	TSFR1M + 2.698%	7.0490	01/30/32	63,732
674,504	Kaman Corporation(c)	TSFR1M + 2.732%	7.0830	01/30/32	675,556
718,985	Spirit AeroSystems, Inc.(c)	TSFR1M + 4.429%	8.7800	11/23/27	721,322
					1,460,610
	APPAREL & TEXTILE PRODUCTS — 1.0%
480,620	Beach Acquisition Bidco, LLC(c)	TSFR1M + 3.211%	7.5620	06/28/32	484,225

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	APPAREL & TEXTILE PRODUCTS — 1.0% (Continued)
1,466,563	Varsity Brands, Inc.(c)	TSFR1M + 3.479%	7.8300	08/26/31	$1,472,246
					1,956,471
	ASSET MANAGEMENT — 3.9%
855,045	Clue Opco, LLC(c)	TSFR3M + 4.480%	8.7800	12/19/30	857,670
785,359	Dragon Buyer, Inc.(c)	TSFR1M + 2.948%	7.2990	09/24/31	787,531
1,793,770	Focus Financial Partners, LLC(c)	TSFR1M + 2.726%	7.0770	09/15/31	1,796,935
1,489,583	Hightower Holding, LLC(c)	TSFR1M + 2.909%	7.2600	01/15/32	1,492,994
562,249	Jump Financial, LLC(c)	TSFR1M + 4.198%	8.5490	02/20/32	563,655
1,374,785	Nexus Buyer, LLC(c)	TSFR1M + 3.476%	7.8270	07/31/31	1,378,999
1,057,545	Osaic Holdings, Inc.(c)	TSFR1M + 2.985%	7.3360	07/19/32	1,059,200
					7,936,984
	AUTOMOTIVE — 1.9%
1,095,673	Clarios Global, L.P.(c)	TSFR1M + 7.077%	7.0770	01/14/32	1,097,268
933,954	First Brands Group, LLC(c)	US0001M + 5.000%	9.5410	03/24/27	918,277
706,354	First Brands Group, LLC(c)	TSFR1M + 5.190%	9.5410	03/30/27	693,258
470,091	IXS Holdings, Inc.(c)	TSFR3M + 4.369%	8.6690	03/05/27	459,735
887,517	PAI Holdco, Inc.(c)	US0001M + 5.041%	8.2910	10/28/27	717,593
					3,886,131
	BEVERAGES — 0.4%
823,506	Pegasus Bidco BV(c)	TSFR1M + 3.225%	7.5760	07/12/29	827,282

	BIOTECH & PHARMA — 0.7%
496,959	Amneal Pharmaceuticals, LLC(c)	TSFR1M + 3.500%	7.8510	07/26/32	498,097
886,701	Endo Finance Holdings, Inc.(c)	TSFR1M + 3.976%	8.3270	04/23/31	889,915
					1,388,012
	CABLE & SATELLITE — 4.0%
2,126,761	Altice Financing S.A.(c)	TSFR1M + 4.951%	9.3020	10/31/27	1,857,726
1,500,000	Coral-US Co-Borrower, LLC(c)	TSFR1M + 3.155%	7.5060	01/30/32	1,497,855
496,063	CSC Holdings, LLC(c)	US0001M + 5.750%	9.0000	04/15/27	489,346
1,164,968	CSC Holdings, LLC(c)	TSFR1M + 4.952%	9.3040	01/18/28	1,163,523
870,458	Sunrise Financing Partnership(c)	TSFR1M + 2.442%	6.7930	02/17/32	870,937
1,980,000	Virgin Media Bristol, LLC(c)	US0001M + 3.250%	7.6760	01/10/29	1,970,893
					7,850,280

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	CHEMICALS — 2.2%
617,521	AIP RD Buyer Corporation(c)	TSFR1M + 3.976%	8.3270	12/23/30	$619,865
958,176	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.1910	07/23/28	802,697
739,298	Iris Holding, Inc.(c)	TSFR1M + 4.778%	9.1300	06/15/28	721,101
671,593	Nouryon Finance BV(c)	TSFR3M + 3.210%	7.5100	04/03/28	672,644
709,339	Solenis Holdings Ltd.(c)	TSFR3M + 2.999%	7.2990	06/23/31	707,832
910,147	Windsor Holdings III, LLC(c)	TSFR1M + 2.724%	7.0750	08/01/30	911,999
					4,436,138
	COMMERCIAL SUPPORT SERVICES — 4.0%
476,548	Action Environmental Group, Inc. (The)(c)	TSFR3M + 3.749%	8.0490	10/24/30	478,930
887,708	Allied Universal Holdco, LLC(c)	US0001M + 3.750%	8.1770	05/05/28	890,642
627,537	Creative Artists Agency, LLC(c)	TSFR1M + 7.076%	7.0770	09/12/31	628,911
442,707	Fleet US Bidco, Inc.(c)	TSFR1M + 2.704%	7.0550	02/10/31	444,368
608,665	Garda World Security Corporation(c)	TSFR1M + 2.963%	7.3140	02/01/29	609,471
956,335	GFL Environmental Services, Inc./ON(c)	TSFR1M + 2.472%	6.8240	02/04/32	958,725
94,647	Groundworks, LLC(c)	TSFR1M + 1.351%	3.0000	03/06/31	94,835
509,923	Groundworks, LLC(c)	TSFR1M + 2.971%	7.3230	03/06/31	510,932
671,378	PG Investment Company 59 Sarl(c)	TSFR1M + 2.948%	7.2990	02/24/31	674,399
366,185	Ryan, LLC(c)	TSFR1M + 3.476%	7.8270	11/09/30	366,919
518,515	Ryan, LLC(c)	TSFR1M + 3.476%	7.8270	11/14/30	519,554
563,475	Tidal Waste & Recycling Holdings, LLC(c)	TSFR1M + 3.448%	7.7990	10/06/31	567,791
1,093,929	WestJet Loyalty, L.P.(c)	TSFR1M + 3.198%	7.5490	02/01/31	1,095,554
					7,841,031
	CONSTRUCTION MATERIALS — 0.8%
785,952	Foley Products Company, LLC(c)	Us000E + 4.750%	9.1990	02/10/29	792,090
467,715	Quikrete Holdings, Inc.(c)	TSFR1M + 2.225%	6.5770	03/26/29	468,412
342,881	Quikrete Holdings, Inc.(c)	TSFR1M + 2.225%	6.5770	01/31/32	343,009
					1,603,511
	CONSUMER SERVICES — 1.1%
449,156	KUEHG Corporation(c)	TSFR3M + 2.741%	7.0410	06/12/30	450,139
653,233	Opal, LLC(c)	TSFR1M + 3.221%	7.5720	03/31/32	656,869
563,506	Prometric Holdings, Inc.(c)	TSFR1M + 3.710%	8.0610	06/18/32	568,084
478,570	Spring Education Group, Inc.(c)	TSFR1M + 3.948%	8.2990	09/29/30	482,202
					2,157,294

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	CONTAINERS & PACKAGING — 1.9%
670,728	Berlin Packaging, LLC(c)	TSFR1M + 3.473%	7.8240	06/09/31	$673,092
968,056	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	7.5020	03/30/29	968,778
275,496	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 3.196%	7.5480	03/29/32	275,616
4,816	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 3.219%	7.5710	03/29/32	4,818
753,563	SupplyOne, Inc.(c)	TSFR1M + 3.475%	7.8270	03/27/31	759,282
577,009	Trident TPI Holdings, Inc.(c)	TSFR1M + 3.698%	8.0490	09/18/28	565,290
617,927	Trident TPI Holdings, Inc.(c)	TSFR1M + 3.698%	8.0490	09/18/28	605,377
					3,852,253
	E-COMMERCE DISCRETIONARY — 0.5%
1,027,448	CNT Holdings I Corporation(c)	TSFR3M + 2.480%	6.7800	11/08/32	1,030,531

	ELECTRIC UTILITIES — 0.5%
1,094,500	Showtime Acquisition, LLC(c)	TSFR1M + 4.723%	9.0740	08/13/31	1,099,633
635,000	Texas Competitive Electric Holdings Company, LLC (f),(j)		—	11/22/49	—
					1,099,633
	ELECTRICAL EQUIPMENT — 1.9%
653,220	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	8.0610	12/22/28	656,692
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	11.3110	12/15/29	182,747
887,588	Lsf12 Crown US Commercial Bidco, LLC(c)	TSFR1M + 4.223%	8.5740	10/11/31	894,063
1,342,618	TK Elevator US Newco, Inc.(c)	TSFR1M + 2.885%	7.2370	04/30/30	1,351,513
805,262	Vantage Elevator Solutions(c)	US0001M + 8.191%	8.1910	11/10/28	807,206
					3,892,221
	ENGINEERING & CONSTRUCTION — 1.0%
1,278,316	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	7.6910	06/17/28	1,242,044
820,875	Service Logic Acquisition, Inc.(c)	TSFR1M + 2.928%	7.2800	10/29/27	823,953
					2,065,997
	ENTERTAINMENT CONTENT — 0.5%
1,092,204	Univision Communications, Inc.(c)	TSFR1M + 4.198%	8.5490	06/10/29	1,096,300

	FOOD — 1.2%
800,637	Flora Food Management US Corporation(c)	TSFR1M + 3.929%	8.2800	01/03/28	802,891
705,342	Froneri US, Inc.(c)	TSFR1M + 2.473%	6.8250	07/16/32	704,770
866,164	HLF Financing Sarl, LLC(c)	TSFR1M + 6.725%	11.0770	04/05/29	881,682
					2,389,343

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	GAS & WATER UTILITIES — 0.1%
115,048	NGL Energy Operating, LLC(c)	TSFR1M + 3.726%	8.0770	01/27/31	$115,321

	HEALTH CARE FACILITIES & SERVICES — 4.6%
859,749	Bella Holding Company, LLC(c)	TSFR1M + 2.975%	7.3270	05/10/28	862,706
1,190,965	Charlotte Buyer, Inc.(c)	TSFR1M + 4.213%	8.5640	02/11/28	1,191,715
1,558,614	Corgi BidCo, Inc.(c)	TSFR1M + 4.948%	9.2990	09/20/29	1,426,139
61,147	Hanger, Inc.(c)	TSFR1M + 0.851%	3.5000	10/16/31	61,408
412,065	Hanger, Inc.(c)	TSFR1M + 3.475%	7.8270	10/16/31	413,824
498,750	LifePoint Health, Inc.(c)	TSFR1M + 3.655%	8.0060	11/16/28	498,595
961,628	LifePoint Health, Inc.(c)	TSFR1M + 3.655%	8.0060	05/14/31	961,330
1,752,304	Milano Acquisition Corporation(c)	US0001M + 4.000%	8.3990	08/17/27	1,730,953
937,549	Phoenix Newco, Inc.(c)	TSFR1M + 2.475%	6.8270	11/15/28	939,954
1,209,849	Star Parent, Inc.(c)	TSFR1M + 3.948%	8.2990	09/19/30	1,198,005
					9,284,629
	HOME & OFFICE PRODUCTS — 0.4%
793,608	AI Aqua Merger Sub, Inc.(c)	TSFR1M + 2.973%	7.3240	07/31/28	794,124

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
388,933	Crosby US Acquisition Corporation(c)	TSFR1M + 3.475%	7.8270	08/16/29	391,535

	INDUSTRIAL SUPPORT SERVICES — 0.6%
1,307,390	Gloves Buyer, Inc.(c)	TSFR1M + 3.976%	8.3270	01/20/32	1,283,204

	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
785,165	Ascensus Holdings, Inc.(c)	TSFR1M + 2.975%	7.3270	08/02/28	786,916

	INSURANCE — 4.2%
500,565	Acrisure, LLC(c)	TSFR1M + 3.223%	7.5740	06/07/32	502,442
886,705	Alliant Holdings Intermediate, LLC(c)	TSFR1M + 2.723%	7.0750	09/12/31	887,770
855,000	Asurion, LLC(c)	US0001M + 5.250%	9.6910	01/29/28	824,613
365,000	Asurion, LLC(c)	US0001M + 5.250%	9.6910	01/14/29	344,127
2,005,000	Asurion, LLC(c)	TSFR1M + 4.223%	8.5740	09/19/30	1,966,403
1,042,214	Asurion, LLC(c)	TSFR1M + 4.225%	8.5770	09/19/30	1,027,050
861,024	BroadStreet Partners, Inc.(c)	TSFR1M + 2.975%	7.3270	05/12/31	862,635

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	INSURANCE — 4.2% (Continued)
529,012	Howden Group Holdings Ltd.(c)	TSFR1M + 3.475%	7.8270	04/18/30	$531,245
245,212	Hyperion Refinance Sarl(c)	TSFR1M + 2.977%	7.3280	02/18/31	245,890
1,079,932	TIH Insurance Holdings, LLC(c)	TSFR3M + 2.749%	7.0490	05/06/31	1,082,405
					8,274,580
	INTERNET MEDIA & SERVICES — 0.6%
1,124,311	Pug, LLC(c)	TSFR1M + 4.725%	9.0770	03/12/30	1,117,638

	LEISURE FACILITIES & SERVICES — 5.1%
160,222	AIMBRIDGE ACQUISITION CO INC		—	03/11/30	160,956
86,139	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 1.577%	5.9290	03/11/30	86,032
948,504	BCPE Grill Parent, Inc.(c)	TSFR1M + 4.725%	9.0770	09/21/30	905,082
696,474	Caesars Entertainment, Inc.(c)	TSFR3M + 2.306%	6.6060	02/06/31	696,561
1,210,406	Dave & Buster’s, Inc.(c)	TSFR1M + 3.211%	7.5620	06/29/29	1,186,579
443,936	Dave & Buster’s, Inc.(c)	TSFR1M + 3.211%	7.5620	09/29/31	428,299
954,207	GBT US III, LLC(c)	TSFR1M + 2.431%	6.7830	07/28/31	958,325
520,596	Herschend Entertainment Company, LLC(c)	TSFR1M + 3.223%	7.5750	05/17/32	525,747
1,385,310	Ontario Gaming GTA, L.P.(c)	TSFR1M + 4.198%	8.5490	07/20/30	1,380,115
1,033,319	Scientific Games Holdings, L.P.(c)	TSFR1M + 2.933%	7.2850	04/04/29	1,034,063
1,805,295	Voyager Parent, LLC(c)	TSFR1M + 4.720%	9.0720	05/10/32	1,809,157
1,143,876	Whatabrands, LLC(c)	TSFR1M + 2.475%	6.8270	08/03/28	1,145,403
56,301	Wok Holdings, Inc.(c)	TSFR1M + 6.406%	10.7570	09/28/29	49,348
					10,365,667
	LEISURE PRODUCTS — 0.4%
847,870	Recess Holdings, Inc.(c)	TSFR3M + 3.725%	8.0250	02/20/30	852,113

	MACHINERY — 1.4%
448,608	Alliance Laundry Systems, LLC(c)	TSFR1M + 2.725%	7.0770	08/11/31	448,595
500,000	Alliance Laundry Systems, LLC(c)	TSFR3M + 2.777%	7.0770	08/19/31	499,985
656,452	Madison IAQ, LLC(c)	TSFR1M + 3.159%	7.5100	03/29/32	660,023
1,296,817	STS Operating, Inc.(c)	TSFR1M + 4.075%	8.4270	03/17/31	1,297,024
					2,905,627
	MEDICAL EQUIPMENT & DEVICES — 0.4%
730,750	Sotera Health Holdings, LLC(c)	TSFR1M + 3.198%	7.5490	05/23/31	733,951

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	OIL & GAS PRODUCERS — 3.1%
958,350	EG America, LLC(c)	TSFR1M + 4.231%	8.5830	02/07/28	$962,945
595,477	ITT Holdings, LLC(c)	TSFR1M + 2.725%	7.0770	10/11/30	597,434
1,094,746	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 2.975%	7.3270	03/24/32	1,103,295
892,814	NGL Energy Operating, LLC(c)	TSFR1M + 3.725%	8.0770	02/03/31	894,934
997,494	Oryx Midstream Services Permian Basin, LLC(c)	TSFR1M + 2.223%	6.5750	10/05/28	1,000,297
643,516	RelaDyne, Inc.(c)	SOFRRATE + 4.250%	7.8560	12/23/28	645,958
997,487	WaterBridge NDB Operating, LLC(c)	TSFR3M + 4.051%	8.3510	05/10/29	1,001,747
					6,206,610
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,009,939	Goodnight Water Solutions Holdings, LLC(c)	TSFR1M + 4.475%	8.8270	06/04/29	1,017,514
1,140	Paragon Offshore Finance Company(c)	US003M + 4.296%	—	07/15/22	—
					1,017,514
	PUBLISHING & BROADCASTING — 0.5%
620,468	Sinclair Television Group, Inc.(c)	TSFR1M + 4.175%	8.5270	12/31/30	579,517
492,340	United Talent Agency, LLC(c)	TSFR1M + 3.460%	7.8110	06/10/32	496,033
					1,075,550
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,157,187	Claros Mortgage Trust, Inc.(c)	TSFR1M + 4.575%	8.9270	08/09/26	1,125,365

	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
821,887	Greystar Real Estate Partners, LLC(c)	TSFR1M + 2.727%	7.0780	08/21/30	823,942

	REAL ESTATE SERVICES — 0.3%
561,522	Cushman & Wakefield US Borrower, LLC(c)	TSFR1M + 3.225%	7.5770	01/31/30	565,500

	RETAIL - DISCRETIONARY — 7.5%
1,095,299	Avis Budget Car Rental, LLC(c)	TSFR1M + 2.476%	6.8270	07/12/32	$1,091,707
493,177	Belron Finance 2019, LLC(c)	TSFR1M + 2.697%	7.0490	10/02/31	496,075
1,583,338	Champions Financing, Inc.(c)	TSFR3M + 4.780%	9.0800	02/23/29	1,476,819
491,218	Gulfside Supply, Inc.(c)	TSFR1M + 2.948%	7.2990	05/29/31	493,880
918,063	Harbor Freight Tools USA, Inc.(c)	TSFR1M + 2.225%	6.5770	06/05/31	899,651
1,047,537	Hertz Corporation (The)(c)	US0001M + 3.250%	8.0410	06/14/28	891,360
205,647	Hertz Corporation (The)(c)	US0001M + 3.250%	8.0410	06/14/28	174,987

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	RETAIL - DISCRETIONARY — 7.5% (Continued)
630,618	Highline Aftermarket Acquisition, LLC(c)	TSFR1M + 3.475%	7.8270	02/12/30	$635,742
1,650,224	LBM Acquisition, LLC(c)	TSFR1M + 3.710%	8.0620	06/06/31	1,546,318
698,250	LS Group OpCompany Acquistion, LLC(c)	TSFR1M + 2.481%	6.8330	04/23/31	699,559
1,593,664	Mavis Tire Express Services Topco Corporation(c)	TSFR1M + 2.981%	7.3330	05/04/28	1,597,481
996,953	Park River Holdings, Inc.(c)	US0001M + 4.410%	7.6600	01/22/28	984,595
382,495	Peer Holding III BV(c)	TSFR1M + 2.448%	6.7990	07/01/31	383,990
1,633,943	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	7.8110	02/25/28	1,530,907
1,240,266	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	8.1770	10/05/28	1,204,800
1,183,986	White Cap Supply Holdings, LLC(c)	TSFR1M + 3.225%	7.5770	10/31/29	1,183,755
					15,291,626
	SOFTWARE — 7.6%
500,000	AthenaHealth Group, Inc.(c)	TSFR1M + 2.725%	7.0770	02/15/29	500,225
1,112,340	athenahealth, Inc.(c)	SOFRRATE + 3.500%	7.0770	01/27/29	1,112,840
935,556	BMC Software, Inc.(c)	TSFR1M + 2.981%	7.3330	07/30/31	936,651
688,642	Boxer Parent Company, Inc.(c)	TSFR1M + 5.731%	10.0830	07/06/32	681,756
994,190	Camelot US Acquisition, LLC(c)	TSFR1M + 2.725%	7.0770	01/31/31	995,059
291,232	Cloud Software Group, Inc.(c)	TSFR1M + 3.448%	7.7990	03/29/29	292,059
751,008	Cloud Software Group, Inc.(c)	TSFR1M + 3.698%	8.0490	03/24/31	754,553
547,059	Corel, Inc.(c)	TSFR3M + 5.133%	9.4330	07/02/26	519,706
582,906	Cotiviti, Inc.(c)	TSFR1M + 2.723%	7.0740	02/24/31	582,119
426,888	Cotiviti, Inc.(c)	TSFR1M + 2.723%	7.0740	02/17/32	426,532
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	11.3270	02/16/29	540,000
86,761	Ellucian Holdings, Inc.(c)	TSFR1M + 2.975%	7.3270	10/26/29	86,978
375,085	Ellucian Holdings, Inc.(c)	TSFR1M + 2.975%	7.3270	10/29/29	376,023
630,541	Epicor Software Corporation(c)	TSFR1M + 2.725%	7.0770	05/23/31	632,370
501,770	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 3.198%	7.5490	10/28/30	503,589
199,304	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 4.956%	9.3070	11/22/32	199,678
589,580	Project Boost Purchaser, LLC(c)	TSFR1M + 2.948%	7.2990	07/02/31	590,066
536,364	Project Boost Purchaser, LLC(c)	TSFR3M + 2.999%	7.2990	07/16/31	536,806
896,397	Proofpoint, Inc.(c)	TSFR1M + 2.975%	7.3270	08/31/28	898,921
343,295	QXO, Inc.(c)	TSFR1M + 2.929%	7.2800	04/23/32	346,659
1,611,999	Rackspace Finance, LLC(c)	TSFR1M + 2.827%	7.1790	05/15/28	845,727
1,201,353	RealPage, Inc.(c)	US0001M + 3.250%	7.5610	02/18/28	1,201,353

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	SOFTWARE — 7.6% (Continued)
834,099	Storable, Inc.(c)	TSFR1M + 3.225%	7.5770	04/17/31	$838,357
760,870	UKG, Inc.(c)	TSFR1M + 2.960%	7.3110	01/31/31	761,654
					15,159,681
	SPECIALTY FINANCE — 3.6%
1,177,486	Apex Group Treasury, LLC(c)	TSFR1M + 3.499%	7.8250	02/20/32	1,179,400
1,114,701	Apollo Commercial Real Estate Finance, Inc.(c)	TSFR1M + 3.225%	7.5770	06/05/30	1,123,061
177,774	Blackstone Mortgage Trust, Inc.(c)	SOFRRATE + 3.500%	7.8270	05/02/29	178,219
732,532	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 2.960%	7.3110	12/10/30	736,803
1,384,390	CFC USA 2025, LLC(c)	TSFR1M + 3.723%	8.0740	05/31/32	1,385,261
365,471	IMC Global Holdings, LLC(c)	TSFR1M + 3.473%	7.8250	06/02/32	369,811
982,990	KREF Holdings X, LLC(c)	TSFR1M + 3.210%	7.5610	02/25/32	989,138
1,275,953	Orion US Finco(c)	TSFR1M + 3.481%	7.8330	05/20/32	1,283,399
					7,245,092
	TECHNOLOGY HARDWARE — 1.1%
1,085,510	VeriFone Systems, Inc.(c)	TSFR1M + 5.859%	10.2110	08/21/28	1,050,909
1,183,461	Viasat, Inc.(c)	SOFRRATE + 4.500%	8.9410	02/24/29	1,170,887
					2,221,796
	TECHNOLOGY SERVICES — 3.4%
361,269	Ahead DB Holdings, LLC(c)	TSFR1M + 2.948%	7.2990	02/03/31	362,022
253,213	Ahead DB Holdings, LLC(c)	TSFR1M + 2.948%	7.2990	02/03/31	253,741
431,176	Amazon Holdco, Inc.(c)	TSFR1M + 2.225%	6.5770	07/30/31	431,931
645,178	Fortress Intermediate 3, Inc.(c)	TSFR1M + 2.968%	7.3200	06/27/31	647,194
686,030	Indy US Holdco, LLC(c)	TSFR1M + 3.475%	7.8270	03/06/28	688,517
851,226	MoneyGram International, Inc.(c)	TSFR1M + 4.722%	9.0730	06/03/30	777,275
2,716,069	Neptune Bidco US, Inc.(c)	TSFR1M + 4.978%	9.3300	04/11/29	2,616,336
1,151,199	Peraton Corporation(c)	US0001M + 3.750%	8.1770	02/24/28	1,027,716
123,386	Peraton Corporation(c)	US0001M + 7.750%	12.1800	02/01/29	79,463
					6,884,195
	TELECOMMUNICATIONS — 2.2%
825,000	Connect Finco S.A.RL(c)	TSFR1M + 4.475%	8.8270	09/28/29	811,206
734,444	Iridium Satellite, LLC(c)	TSFR1M + 2.225%	6.5770	09/20/30	731,690
701,429	Telesat, LLC(c)	US0001M + 2.750%	7.3440	12/06/26	447,662

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 81.0% (Continued)
	TELECOMMUNICATIONS — 2.2% (continued)
2,595,000	Zayo Group Holdings, Inc.(c)	US0001M + 3.000%	7.4410	02/21/27	$2,512,129
					4,502,687

	TRANSPORTATION & LOGISTICS — 2.5%
363,842	AAdvantage Loyalty IP Ltd.(c)	TSFR1M + 3.228%	7.5800	05/28/32	366,798
534,555	American Airlines, Inc.(c)	TSFR1M + 2.155%	6.5070	05/29/29	533,275
525,000	American Airlines, Inc.(c)	TSFR1M + 2.155%	6.5070	06/04/29	523,743
115,837	Brown Group Holding, LLC(c)	TSFR3M + 2.527%	6.8270	07/01/31	116,169
939,347	PODS, LLC(c)	US0001M + 3.000%	7.5410	03/19/28	892,915
1,193,671	Stonepeak Nile Parent, LLC(c)	TSFR1M + 2.628%	6.9800	02/03/32	1,197,848
1,176,690	Third Coast Infrastructure, LLC(c)	TSFR1M + 4.225%	8.5770	09/20/30	1,179,632
					4,810,380
	WHOLESALE - DISCRETIONARY — 0.4%
769,035	Veritiv Operating Company(c)	TSFR3M + 3.999%	8.2990	12/02/30	773,122

	TOTAL TERM LOANS (Cost $163,133,284)				162,869,924

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(g)
	NON-LISTED RIGHT - 0.0% (g)
10,588	TRA Rights	11/22/2049	$—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(g)
	PUBLISHING & BROADCASTING - 0.0% (g)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	20,494

	TOTAL WARRANT (Cost $287,609)			20,494

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.8%
	COLLATERAL FOR SECURITIES LOANED - 2.9%
5,829,269	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $5,829,269)(h),(i)	$5,829,269

	MONEY MARKET FUND - 6.9%
13,959,358	Fidelity Investments Money Market Government Portfolio, Class I, 4.18% (Cost $13,959,358)(h)	13,959,358
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,788,627)	19,788,627

	TOTAL INVESTMENTS - 107.6% (Cost $217,241,726)	$216,388,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%	(15,362,658)
	NET ASSETS - 100.0%	$201,025,914

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 29,783,712 or 14.8% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,700,675 at July 31, 2025

(e)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(i)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $5,829,269 at July 31, 2025.

(j)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.1%
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
50	Hi-Crush(a),(g)				$285,200

	TOTAL COMMON STOCKS (Cost $122,249)				285,200

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7%
	ASSET MANAGEMENT — 0.5%
985,000	Focus Financial Partners, LLC(b)		6.7500	08/15/31	1,007,398

	BIOTECH & PHARMA — 2.1%
1,189,000	Organon Finance 1, LLC(b)		5.1250	04/30/31	1,031,913
1,235,000	Perrigo Finance Unlimited Company		6.1250	09/30/32	1,249,288
450,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	457,080
775,000	Teva Pharmaceutical Finance Netherlands III BV		7.8750	09/15/29	846,308
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	12/01/32	917,557
					4,502,146
	CABLE & SATELLITE — 5.1%
2,886,000	Altice Financing S.A.(b)		5.0000	01/15/28	2,316,015
1,229,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	944,929
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	371,746
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	810,848
210,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	212,072
1,210,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)		4.2500	01/15/34	1,042,908
450,000	CSC Holdings, LLC(b)		11.7500	01/31/29	421,197
693,000	CSC Holdings, LLC(b)		5.7500	01/15/30	342,455
540,000	CSC Holdings, LLC(b),(c)		4.1250	12/01/30	363,580
1,215,000	Sirius XM Radio, Inc.(b),(c)		4.0000	07/15/28	1,158,951
1,030,000	Sirius XM Radio, Inc.(b),(c)		3.8750	09/01/31	910,024
1,225,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	1,155,928
1,105,000	Virgin Media Finance plc(b),(c)		5.0000	07/15/30	997,168
					11,047,821
	CHEMICALS — 1.7%
1,275,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	1,061,270
435,000	Methanex Corporation		5.1250	10/15/27	433,147

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	CHEMICALS — 1.7% (Continued)
63,000	Methanex Corporation		5.2500	12/15/29	$62,455
905,000	Methanex US Operations, Inc.(b),(c)		6.2500	03/15/32	897,759
961,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	946,912
500,930	Trinseo Luxco Finance SPV Sarl / Trinseo NA(b)		7.6250	05/03/29	290,539
					3,692,082
	COMMERCIAL SUPPORT SERVICES — 1.2%
1,400,000	Deluxe Corporation(b)		8.0000	06/01/29	1,344,628
35,000	Deluxe Corporation(b)		8.1250	09/15/29	36,083
350,000	Prime Security Services Borrower, LLC / Prime(b)		3.3750	08/31/27	338,405
872,000	Prime Security Services Borrower, LLC / Prime(b)		6.2500	01/15/28	872,870
					2,591,986
	CONSTRUCTION MATERIALS — 0.6%
1,349,000	Standard Industries, Inc.(b),(c)		3.3750	01/15/31	1,206,356

	CONTAINERS & PACKAGING — 2.8%
1,639,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		3.2500	09/01/28	1,546,661
1,025,000	Clydesdale Acquisition Holdings, Inc.(b)		8.7500	04/15/30	1,049,751
70,000	Clydesdale Acquisition Holdings, Inc.(b)		6.7500	04/15/32	71,750
529,000	Crown Americas, LLC		5.2500	04/01/30	534,888
380,000	Crown Americas, LLC(b)		5.8750	06/01/33	381,081
1,234,000	Iris Holding, Inc.(b)		10.0000	12/15/28	1,150,049
602,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	599,439
615,000	Silgan Holdings, Inc.		4.1250	02/01/28	599,413
					5,933,032
	ELECTRIC UTILITIES — 3.3%
435,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	439,527
703,000	Calpine Corporation(b)		5.0000	02/01/31	695,511
1,170,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	1,040,354
1,550,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	1,582,013
1,790,000	NRG Energy Inc(b)		3.6250	02/15/31	1,639,808
1,435,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	1,519,819
					6,917,032
	ELECTRICAL EQUIPMENT — 0.4%
762,000	WESCO Distribution, Inc.(b)		6.3750	03/15/33	780,724

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	ENGINEERING & CONSTRUCTION — 0.5%
1,055,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	$1,036,945

	ENTERTAINMENT CONTENT — 2.1%
1,175,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	1,222,091
874,000	Paramount Global(e)	H15T5Y + 3.999%	6.3750	03/30/62	863,771
410,000	TEGNA, Inc.(c)		4.6250	03/15/28	400,207
421,000	Univision Communications, Inc.(b)		7.3750	06/30/30	419,103
665,000	Univision Communications, Inc.(b)		8.5000	07/31/31	676,004
485,000	Univision Communications, Inc.(b),(c)		9.3750	08/01/32	503,620
263,000	ViacomCBS, Inc.(e)	US0003M + 3.899%	6.2500	02/28/57	253,383
					4,338,179
	FOOD — 1.2%
1,055,000	HLF Financing Sarl, LLC / Herbalife International,(b)		12.2500	04/15/29	1,154,498
1,185,000	HLF Financing Sarl, LLC / Herbalife International,(b),(c)		4.8750	06/01/29	993,836
209,000	Land O’Lakes Capital Trust I(b),(c)		7.4500	03/15/28	208,989
					2,357,323
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
888,000	Glatfelter Corporation(b)		4.7500	11/15/29	786,284

	GAS & WATER UTILITIES — 0.5%
369,000	Venture Global Plaquemines Lng, LLC(b)		7.5000	05/01/33	398,027
681,000	Venture Global Plaquemines Lng, LLC(b)		7.7500	05/01/35	746,049
					1,144,076
	HEALTH CARE FACILITIES & SERVICES — 2.3%
1,223,000	Concentra Escrow Issuer Corporation(b),(c)		6.8750	07/15/32	1,257,171
965,000	DaVita, Inc.(b)		6.7500	07/15/33	996,127
350,000	LifePoint Health, Inc.(b)		9.8750	08/15/30	377,669
825,000	Molina Healthcare Inc 3.875% 11/15/2030(b)		3.8750	11/15/30	745,734
460,000	Molina Healthcare, Inc.(b)		6.2500	01/15/33	454,422
985,000	Select Medical Corporation(b),(c)		6.2500	12/01/32	983,907
					4,815,030

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	HOME CONSTRUCTION — 0.9%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		6.8750	08/01/33	$1,044,290
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	358,906
579,000	Mattamy Group Corporation(b)		4.6250	03/01/30	556,393
					1,959,589
	HOUSEHOLD PRODUCTS — 0.4%
1,000,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	947,077

	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,009,000	EquipmentShare.com, Inc.(b)		8.6250	05/15/32	1,075,410
299,000	Herc Holdings, Inc.(b)		7.0000	06/15/30	308,645
620,000	Herc Holdings, Inc.(b),(c)		7.2500	06/15/33	642,554
					2,026,609
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
716,000	Jane Street Group / JSG Finance, Inc.(b)		7.1250	04/30/31	740,008
371,000	Jane Street Group / JSG Finance, Inc.(b)		6.1250	11/01/32	368,383
676,000	Jane Street Group / JSG Finance, Inc.(b)		6.7500	05/01/33	692,545
1,200,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	1,249,625
					3,050,561
	INSURANCE — 2.7%
975,000	Acrisure, LLC / Acrisure Finance, Inc.(b)		6.7500	07/01/32	987,801
940,000	Alliant Holdings Intermediate, LLC / Alliant(b)		6.5000	10/01/31	954,805
750,000	Baldwin Insurance Group Holdings, LLC / Baldwin(b)		7.1250	05/15/31	773,777
1,150,000	Howden UK Refinance plc / Howden UK Refinance 2(b)		7.2500	02/15/31	1,192,115
904,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	957,785
860,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	889,846
					5,756,129
	INTERNET MEDIA & SERVICES — 0.8%
977,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	958,631
588,000	Match Group Holdings II, LLC(b)		4.1250	08/01/30	548,945
201,000	Match Group Holdings II, LLC(b)		3.6250	10/01/31	180,065
					1,687,641
	LEISURE FACILITIES & SERVICES — 8.7%
925,000	Brinker International, Inc.(b)		8.2500	07/15/30	982,188
1,517,000	Carnival Corporation(b)		6.0000	05/01/29	1,531,597

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	LEISURE FACILITIES & SERVICES — 8.7% (Continued)
255,000	Carnival Corporation(b)		5.7500	08/01/32	$257,106
685,000	Carnival Corporation(b)		6.1250	02/15/33	697,727
1,565,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,555,530
955,000	Flutter Treasury DAC(b)		5.8750	06/04/31	962,282
513,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		5.0000	06/01/29	491,561
1,090,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	1,002,771
943,000	Melco Resorts Finance Ltd.(b)		5.3750	12/04/29	903,461
936,000	NCL Corporation Ltd.(b)		7.7500	02/15/29	993,932
1,265,000	NCL Corporation Ltd.(b)		6.7500	02/01/32	1,299,962
1,140,000	Ontario Gaming GTA, L.P.(b),(c)		8.0000	08/01/30	1,156,920
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	538,714
1,675,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	1,704,245
1,160,000	SeaWorld Parks & Entertainment, Inc.(b),(c)		5.2500	08/15/29	1,130,386
1,169,000	Station Casinos, LLC(b)		6.6250	03/15/32	1,192,917
715,000	Travel + Leisure Company(b)		4.5000	12/01/29	688,219
1,025,000	Voyager Parent, LLC(b)		9.2500	07/01/32	1,085,370
					18,174,888
	MEDICAL EQUIPMENT & DEVICES — 1.7%
920,000	Insulet Corporation(b),(c)		6.5000	04/01/33	946,287
1,007,000	Medline Borrower, L.P.(b)		3.8750	04/01/29	961,011
725,000	Medline Borrower, L.P.(b)		5.2500	10/01/29	711,766
874,000	Sotera Health Holdings, LLC(b)		7.3750	06/01/31	905,098
					3,524,162
	METALS & MINING — 2.8%
901,000	Capstone Copper Corporation(b)		6.7500	03/31/33	918,854
1,970,000	FMG Resources August 2006 Pty Ltd.(b),(c)		4.3750	04/01/31	1,848,692
675,000	Hudbay Minerals, Inc.(b)		6.1250	04/01/29	680,067
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	306,178
500,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	523,569
1,424,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	1,463,712
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	258,474
					5,999,546
	OIL & GAS PRODUCERS — 12.3%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	575,770

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	OIL & GAS PRODUCERS — 12.3% (Continued)
929,000	Baytex Energy Corporation(b)		7.3750	03/15/32	$899,244
485,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	495,377
485,000	Civitas Resources, Inc.(b)		9.6250	06/15/33	500,838
1,115,000	Comstock Resources, Inc.(b)		6.7500	03/01/29	1,105,086
500,000	Crescent Energy Finance, LLC(b)		7.6250	04/01/32	489,650
502,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	480,791
225,000	Crescent Energy Finance, LLC(b)		8.3750	01/15/34	223,024
775,000	Delek Logistics Partners, L.P. / Delek Logistics (b)		7.3750	06/30/33	767,494
560,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	583,295
1,290,000	Excelerate Energy, L.P.(b)		8.0000	05/15/30	1,351,278
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	953,490
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	124,242
530,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	05/15/33	550,199
1,322,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	1,339,206
625,000	Harvest Midstream I, L.P.(b)		7.5000	05/15/32	649,937
615,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b),(c)		5.7500	02/01/29	604,974
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	460,686
795,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b),(c)		7.2500	02/15/35	775,913
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	294,315
1,060,000	Howard Midstream Energy Partners, LLC(b)		7.3750	07/15/32	1,096,990
1,935,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,845,062
935,000	Murphy Oil USA, Inc.		4.7500	09/15/29	914,012
633,000	NGL Energy Partners, L.P.(b)		8.1250	02/15/29	627,043
686,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	671,898
554,000	NuStar Logistics, L.P.		6.3750	10/01/30	571,406
1,304,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	1,306,808
390,000	Sunoco, L.P.(b)		7.2500	05/01/32	409,132
114,000	Talos Production, Inc.(b)		9.0000	02/01/29	116,939
805,000	Talos Production, Inc.(b)		9.3750	02/01/31	821,848
2,202,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	2,279,201
1,210,000	Vital Energy, Inc.(b),(c)		7.8750	04/15/32	1,063,259
824,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	821,785
					25,770,192
	OIL & GAS SERVICES & EQUIPMENT — 2.2%
1,020,000	Archrock Partners, L.P. / Archrock Partners(b)		6.6250	09/01/32	1,036,094

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 2.2% (Continued)
69,688	Atlas Energy Solutions, Inc.		5.0000	01/31/26	$67,945
915,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	939,312
570,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	576,189
1,035,000	Valaris Ltd.(b),(c)		8.3750	04/30/30	1,071,822
828,000	Weatherford International Ltd.(b),(c)		8.6250	04/30/30	851,326
					4,542,688
	PUBLISHING & BROADCASTING — 0.4%
740,000	Belo Corporation		7.7500	06/01/27	767,907

	REAL ESTATE INVESTMENT TRUSTS — 1.5%
93,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	91,311
1,175,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.7500	09/15/30	1,068,440
200,000	Service Properties Trust		4.7500	10/01/26	196,944
379,000	Service Properties Trust		5.5000	12/15/27	374,593
530,000	Service Properties Trust		8.3750	06/15/29	549,580
905,000	Service Properties Trust		8.8750	06/15/32	946,988
					3,227,856
	REAL ESTATE OWNERS & DEVELOPERS — 0.9%
613,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	648,632
1,388,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,306,629
					1,955,261
	REAL ESTATE SERVICES — 0.5%
1,019,000	Cushman & Wakefield US Borrower, LLC(b),(c)		6.7500	05/15/28	1,030,166

	RENEWABLE ENERGY — 0.5%
533,000	Atlantica Sustainable Infrastructure plc(b)		4.1250	06/15/28	515,150
554,000	EnerSys(b),(c)		4.3750	12/15/27	544,994
95,000	EnerSys(b)		6.6250	01/15/32	97,707
					1,157,851
	RETAIL - CONSUMER STAPLES — 0.8%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	436,737
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	506,400
325,000	Albertsons Companies, Inc. / Safeway, Inc. / New(b)		6.5000	02/15/28	331,136

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	RETAIL - CONSUMER STAPLES — 0.8% (Continued)
455,000	Albertsons Cos Inc(b),(c)		6.2500	03/15/33	$464,293
					1,738,566
	RETAIL - DISCRETIONARY — 3.1%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		8.2500	01/15/30	515,433
441,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		8.3750	06/15/32	455,003
1,003,000	Champions Financing, Inc.(b),(c)		8.7500	02/15/29	929,565
512,000	Hertz Corporation (The)(b),(c)		4.6250	12/01/26	463,506
445,000	Hertz Corporation (The)(b),(c)		12.6250	07/15/29	464,497
2,100,000	Kohl’s Corporation		4.6250	05/01/31	1,523,258
901,000	LBM Acquisition, LLC(b),(c)		6.2500	01/15/29	790,308
1,039,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	910,353
518,000	Queen MergerCo, Inc.(b)		6.7500	04/30/32	534,722
					6,586,645
	SEMICONDUCTORS — 0.4%
745,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	752,431

	SOFTWARE — 2.4%
940,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	977,957
275,000	Gen Digital, Inc.(b)		6.2500	04/01/33	281,107
864,000	Helios Software Holdings, Inc. / ION Corporate(b),(c)		4.6250	05/01/28	820,046
606,000	NortonLifeLock, Inc.(b)		7.1250	09/30/30	626,916
636,000	Open Text Corporation(b)		3.8750	12/01/29	595,788
1,132,000	Picard Midco, Inc.(b)		6.5000	03/31/29	1,144,443
1,503,240	Rackspace Finance, LLC(b)		3.5000	05/15/28	725,313
					5,171,570
	SPECIALTY FINANCE — 9.8%
536,000	Air Lease Corporation(e)	H15T5Y + 4.076%	4.6500	06/15/70	530,804
1,220,000	Aircastle Ltd.(b),(e)	H15T5Y + 4.410%	5.2500	09/15/71	1,214,607
1,675,000	Ally Financial, Inc.(c)		6.7000	02/14/33	1,739,181
226,000	Ally Financial, Inc.(e)	H15T5Y + 2.450%	6.6460	01/17/40	224,488
1,405,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	1,335,734
1,350,000	Arbor Realty SR, Inc.(b)		7.8750	07/15/30	1,381,069
1,096,000	Blackstone Mortgage Trust, Inc.(b)		7.7500	12/01/29	1,159,678
471,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	505,661
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	658,450

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	SPECIALTY FINANCE — 9.8% (Continued)
200,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	$199,948
1,405,000	Cobra AcquisitionCo, LLC(b),(c)		6.3750	11/01/29	1,228,028
600,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	635,374
325,000	Credit Acceptance Corporation(b),(c)		6.6250	03/15/30	328,585
563,000	EZCORP, Inc.(b)		7.3750	04/01/32	587,671
436,000	FirstCash, Inc.(b),(c)		4.6250	09/01/28	427,200
175,000	FirstCash, Inc.(b)		5.6250	01/01/30	173,349
330,000	FirstCash, Inc.(b),(c)		6.8750	03/01/32	338,667
328,000	goeasy Ltd.(b)		7.6250	07/01/29	338,599
720,000	goeasy Ltd.(b)		6.8750	05/15/30	722,228
584,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	574,048
805,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.7500	06/15/29	782,023
1,325,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	1,286,082
709,000	Phoenix Aviation Capital Ltd.(b)		9.2500	07/15/30	743,519
1,009,000	Planet Financial Group, LLC(b)		10.5000	12/15/29	1,030,555
554,000	Rfna, L.P.(b),(c)		7.8750	02/15/30	563,379
1,125,000	Starwood Property Trust, Inc.(b)		6.5000	07/01/30	1,158,416
720,000	Walker & Dunlop, Inc.(b)		6.6250	04/01/33	734,735
					20,602,078
	STEEL — 1.6%
1,031,000	Allegheny Technologies, Inc.		4.8750	10/01/29	1,009,071
950,000	Cleveland-Cliffs, Inc.(b),(c)		7.0000	03/15/32	928,109
565,000	Cleveland-Cliffs, Inc.(b),(c)		7.3750	05/01/33	551,016
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	76,523
802,000	Commercial Metals Company		3.8750	02/15/31	740,268
					3,304,987
	TECHNOLOGY HARDWARE — 1.9%
230,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	240,334
1,020,000	Imola Merger Corporation(b),(c)		4.7500	05/15/29	990,495
248,000	NCR Corporation(b)		5.1250	04/15/29	243,267
550,000	Seagate Data Storage Technology Pte Ltd.(b)		5.7500	12/01/34	520,556
1,030,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	981,347
974,000	Viasat, Inc.(b),(c)		7.5000	05/30/31	846,584

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	TECHNOLOGY HARDWARE — 1.9% (Continued)
290,000	ViaSat, Inc.(b),(c)		5.6250	04/15/27	$288,904
					4,111,487
	TECHNOLOGY SERVICES — 3.4%
660,000	Block, Inc.		6.5000	05/15/32	677,737
705,000	Fortress Intermediate 3, Inc.(b)		7.5000	06/01/31	740,908
310,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	328,009
417,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	403,780
415,000	ION Trading Technologies Sarl(b)		9.5000	05/30/29	432,424
1,470,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	1,357,439
1,520,000	Neptune Bidco US, Inc.(b)		9.2900	04/15/29	1,472,651
724,000	Shift4 Payments, LLC / Shift4 Payments Finance(b)		6.7500	08/15/32	748,395
964,000	WEX, Inc.(b)		6.5000	03/15/33	977,479
					7,138,822
	TELECOMMUNICATIONS — 5.2%
632,000	Bell Telephone Company of Canada or Bell Canada(e)	H15T5Y + 2.390%	6.8750	09/15/55	644,617
445,000	Bell Telephone Company of Canada or Bell Canada(e)	H15T5Y + 2.363%	7.0000	09/15/55	452,739
1,385,000	C&W Senior Finance Ltd.(b)		9.0000	01/15/33	1,429,579
842,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	843,176
490,000	Cogent Communications Group, Inc. / Cogent(b)		7.0000	06/15/27	491,717
900,000	Connect Finco S.A.RL / Connect US Finco, LLC(b),(c)		9.0000	09/15/29	909,853
223,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	239,315
2,076,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	2,133,379
245,000	Rogers Communications, Inc. (e)	H15T5Y + 2.653%	7.0000	04/15/55	251,093
867,000	Rogers Communications, Inc. (e)	H15T5Y + 2.620%	7.1250	04/15/55	887,497
254,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	255,175
797,000	Telesat Canada / Telesat, LLC(b),(c)		4.8750	06/01/27	496,133
939,000	Vmed O2 UK Financing I plc(b)		7.7500	04/15/32	979,540
1,095,000	Zayo Group Holdings, Inc.(b),(c)		6.1250	03/01/28	992,504
					11,006,317

	TRANSPORTATION & LOGISTICS — 2.1%
575,000	Air Canada(b)		3.8750	08/15/26	568,449
350,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	357,116

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	TRANSPORTATION & LOGISTICS — 2.1% (Continued)
810,000	American Airlines, Inc.(b)		8.5000	05/15/29	$847,080
1,014,000	Star Leasing Company, LLC(b),(c)		7.6250	02/15/30	1,001,334
1,015,000	Stonepeak Nile Parent, LLC(b)		7.2500	03/15/32	1,067,149
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	269,555
520,000	United Airlines, Inc.(b)		4.6250	04/15/29	508,113
					4,618,796
	TRANSPORTATION EQUIPMENT — 0.1%
198,000	JB Poindexter & Co Inc(b)		8.7500	12/15/31	202,504

	WHOLESALE - CONSUMER STAPLES — 1.0%
1,148,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,027,840
1,160,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	1,116,148
					2,143,988
	WHOLESALE - DISCRETIONARY — 0.5%
1,035,000	Verde Purchaser, LLC(b)		10.5000	11/30/30	1,123,294

	TOTAL CORPORATE BONDS (Cost $199,361,723)				202,236,022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 20.3%
	COLLATERAL FOR SECURITIES LOANED - 16.7%
35,275,328	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $35,275,328)(d),(f)				35,275,328

	MONEY MARKET FUND - 3.6%
7,707,973	First American Government Obligations Fund, Class Z, 4.15% (Cost $7,707,973)(f)				7,707,973

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,983,301)				42,983,301

	TOTAL INVESTMENTS - 116.1% (Cost $242,467,273)				$245,504,523
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1)%				(34,082,960)
	NET ASSETS - 100.0%				$211,421,563

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 179,537,314 or 84.9% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $34,534,475 at July 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $35,275,328 at July 31, 2025.

(e)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.5% of net assets. The total value of these securities is $285,200.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
6,239 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	2.1710	01/18/49	$7,074

	TOTAL ASSET BACKED SECURITIES (Cost $6,625)				7,074

	CORPORATE BONDS — 62.9%
	AEROSPACE & DEFENSE — 0.2%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	221,732

	APPAREL & TEXTILE PRODUCTS — 0.2%
200,000 EUR	Beach Acquisition Bidco, LLC(c)		5.2500	07/15/32	232,581

	ASSET MANAGEMENT — 1.6%
250,000 EUR	Blackrock, Inc.		3.7500	07/18/35	292,923
335,000 USD	Brookfield Asset Management Ltd.		5.7950	04/24/35	342,849
100,000 EUR	JAB Holdings BV		1.0000	12/20/27	109,998
200,000 EUR	JAB Holdings BV		2.5000	06/25/29	224,728
128,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	136,709
400,000 USD	UBS Group A.G.(b),(c)	H15T1Y + 1.100%	2.7460	02/11/33	349,269
					1,456,476
	AUTOMOTIVE — 3.2%
330,000 USD	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	332,977
400,000 GBP	Aston Martin Capital Holdings Ltd.(c)		10.3750	03/31/29	497,284
310,000 EUR	Forvia S.E.		5.5000	06/15/31	362,663
515,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	367,139
325,000 USD	Hyundai Capital Services, Inc.(c)		5.2500	01/22/28	329,122
300,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	315,395
45,000 USD	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	41,378
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	292,315
123,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	121,098
300,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	338,438
					2,997,809

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	BANKING — 8.4%
200,000 USD	African Export-Import Bank (The)		2.6340	05/17/26	$194,898
330,000 USD	ASB Bank Ltd.(c),(d),(e)		5.2840	06/17/32	331,437
340,000 USD	Australia & New Zealand Banking Group Ltd.(b),(c)	H15T10Y + 1.350%	5.8160	06/18/36	345,181
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	346,841
339,000 USD	Banco Davivienda S.A.(b),(c)	H15T5Y + 4.588%	8.1250	07/02/35	345,777
48,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 2.486%	6.4500	07/30/35	49,428
276,000 USD	Banco de Credito e Inversiones S.A.(b),(c)	H15T5Y + 3.767%	7.5000	12/15/73	283,245
206,000 USD	Banco Mercantil del Norte S.A.(c),(d)		6.6250	01/24/70	191,231
572,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.072%	8.3750	11/20/74	587,015
340,000 USD	Bank of America Corporation(b)	SOFRRATE + 1.738%	5.5180	10/25/35	340,311
350,000 USD	Barclays plc(b)	SOFRRATE + 1.910%	5.3350	09/10/35	348,550
522,000 USD	BBVA Bancomer S.A.(b),(c),(e)	H15T5Y + 2.650%	5.1250	01/18/33	504,007
300,000 USD	BPCE S.A.(b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	314,303
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	242,991
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	254,851
310,000 USD	Deutsche Bank A.G.(b),(e)	SOFRRATE + 3.650%	7.0790	02/10/34	334,217
325,000 USD	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.2860	11/19/30	331,968
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	253,082
375,000 USD	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.900%	5.7480	07/06/34	391,118
315,000 USD	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	328,963
236,000 USD	NBK Tier 1 Ltd.(b),(c)	CMTUSD6Y + 2.403%	6.3750	07/10/73	239,582
310,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 2.950%	6.6910	01/10/34	332,380
365,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	328,966
330,000 USD	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	348,674
117,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	117,805
					7,686,821
	BEVERAGES — 0.3%
245,000 EUR	Molson Coors Beverage Company		3.8000	06/15/32	286,105

	BIOTECH & PHARMA — 2.6%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	299,249
390,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	460,086

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	BIOTECH & PHARMA — 2.6% (Continued)
370,000 EUR	Grifols S.A.		3.8750	10/15/28	$416,307
340,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	405,006
300,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	318,759
345,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	477,565
200,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	227,839
					2,604,811
	CABLE & SATELLITE — 0.5%
580,000 EUR	Altice Financing S.A.		4.2500	08/15/29	511,259

	CHEMICALS — 2.2%
205,000 USD	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	145,185
390,000 EUR	INEOS Quattro Finance 2 plc		8.5000	03/15/29	450,727
400,000 EUR	Maxam Prill Sarl(c)		6.0000	07/15/30	455,572
10,000 USD	OCP S.A.(c)		3.7500	06/23/31	9,043
66,000 USD	OCP S.A.(c)		6.7000	03/01/36	66,908
158,000 USD	OCP S.A.(c)		6.8750	04/25/44	154,739
315,000 USD	OCP S.A.(c)		7.5000	05/02/54	318,748
221,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	219,227
205,000 USD	Sasol Financing USA, LLC		6.5000	09/27/28	198,750
					2,018,899
	COMMERCIAL SUPPORT SERVICES — 0.4%
35,000 USD	Sodexo, Inc.(c)		5.1500	08/15/30	35,464
330,000 USD	Sodexo, Inc.(c),(e)		5.8000	08/15/35	337,745
					373,209
	CONSTRUCTION MATERIALS — 0.7%
68,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 4.534%	5.1250	09/08/69	67,446
198,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 0.250%	7.2000	09/10/73	202,396
325,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	329,966
					599,808
	CONSUMER SERVICES — 0.0%(a)
32,000 USD	Amazon Conservation DAC(c)		6.0340	01/16/42	32,198

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	CONTAINERS & PACKAGING — 0.4%
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	$336,584

	DIVERSIFIED INDUSTRIALS — 0.4%
335,000 USD	Siemens Funding BV(c)		5.2000	05/28/35	343,022

	ELEC & GAS MARKETING & TRADING — 0.3%
300,000 EUR	Orsted A/S		1.5000	11/26/29	321,617

	ELECTRIC UTILITIES — 5.9%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	239,405
160,721 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	148,834
257,180 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	207,997
208,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	205,932
315,000 USD	Capital Power US Holdings, Inc.(c),(e)		6.1890	06/01/35	324,323
43,000 USD	Comision Ejecutiva Hidroelectrica del Rio Lempa(c)		8.6500	01/24/33	43,452
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	11,824
285,000 EUR	E.ON S.E.		3.5000	03/25/32	332,931
310,000 USD	Electricite de France S.A.(c)		6.9000	05/23/53	333,140
205,000 USD	Enel Finance International N.V.(c)		6.0000	10/07/39	209,602
125,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	116,332
200,000 EUR	Energo-Pro A/S(c)		8.0000	05/27/30	241,539
290,000 USD	Engie S.A.(c)		5.6250	04/10/34	299,234
223,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	235,776
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	127,645
146,080 USD	Greenko Dutch BV(c)		3.8500	03/29/26	144,066
248,661 USD	Minejesa Capital BV(c)		4.6250	08/10/30	246,243
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	215,437
169,400 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	166,981
490,800 USD	MSU Energy S.A.(c)		9.7500	12/05/30	459,511
300,000 EUR	National Grid PLC		0.1630	01/20/28	324,001
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	334,213
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,599
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.0000	06/30/50	22,449
105,000 USD	Saavi Energia Sarl(c)		8.8750	02/10/35	109,452

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	ELECTRIC UTILITIES — 5.9% (Continued)
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	$272,414
261,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	253,061
					5,633,393
	ELECTRICAL EQUIPMENT — 0.2%
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	228,856

	ENGINEERING & CONSTRUCTION — 2.0%
420,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(c)		7.8750	02/03/30	427,088
200,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	205,844
315,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	325,993
193,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	190,314
260,000 USD	IHS Holding Ltd.(c)		7.8750	05/29/30	263,949
320,000 USD	IHS Holding Ltd.(c)		8.2500	11/29/31	327,440
82,497 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	83,011
					1,823,639
	ENTERTAINMENT CONTENT — 0.5%
260,000 GBP	Pinewood Finco plc(c)		6.0000	03/27/30	345,311
100,000 GBP	Pinewood Finco plc		6.0000	03/27/30	132,854
					478,165
	FOOD — 1.1%
119,000 USD	Adecoagro S.A.(c)		7.5000	07/29/32	119,357
300,000 EUR	Danone S.A.		3.0710	09/07/32	343,531
400,000 EUR	Froneri Lux FinCompany S.A.RL(c)		4.7500	08/01/32	460,950
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	85,982
					1,009,820
	HOUSEHOLD PRODUCTS — 0.4%
300,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	329,294

	INDUSTRIAL SUPPORT SERVICES — 0.8%
320,000 USD	Ashtead Capital, Inc.(c)		5.9500	10/15/33	332,331
100,000 EUR	Motability Operations Group plc		3.6250	01/22/33	115,302
200,000 GBP	Motability Operations Group plc		5.6250	01/24/54	240,288
					687,921

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	$146,083
175,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	163,418
					309,501
	INSURANCE — 1.1%
300,000 EUR	Allianz S.E.(d)		3.0990	07/06/47	344,860
350,000 EUR	Ardonagh Finco Ltd.		6.8750	02/15/31	416,641
280,000 USD	Nippon Life Insurance Company(c),(d)		6.2500	09/13/53	290,363
					1,051,864
	INTERNET MEDIA & SERVICES — 0.8%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	307,229
200,000 USD	Prosus N.V.(c)		3.0610	07/13/31	178,127
127,000 USD	Prosus N.V.		3.0610	07/13/31	113,110
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	173,636
					772,102
	LEISURE FACILITIES & SERVICES — 2.4%
350,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	478,725
400,000 EUR	Accor S.A.(d)		7.2500	10/11/73	506,304
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	104,410
388,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	382,178
400,000 EUR	Motion Bondco DAC		4.5000	11/15/27	432,757
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	355,306
					2,259,680
	MACHINERY — 0.3%
250,000 EUR	Smiths Group plc		2.0000	02/23/27	283,213

	MEDICAL EQUIPMENT & DEVICES — 0.2%
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	193,505

	METALS & MINING — 1.9%
6,000 USD	Corp Nacional del Cobre de Chile(c)		3.7000	01/30/50	4,069
151,000 USD	Freeport Indonesia PT		5.3150	04/14/32	152,211
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	329,461
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	24,793
487,047 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	482,485

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	METALS & MINING — 1.9% (Continued)
217,000 USD	Vedanta Resources Finance II plc(c)		10.2500	06/03/28	$223,886
109,000 USD	Vedanta Resources Finance II plc(c)		10.8750	09/17/29	111,656
103,000 USD	Vedanta Resources Finance II plc(c)		9.4750	07/24/30	101,552
334,000 USD	WE Soda Investments Holding plc(c)		9.5000	10/06/28	348,542
					1,778,655
	OIL & GAS PRODUCERS — 9.0%
428,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	441,911
335,000 USD	6297782, LLC(c)		5.5840	10/01/34	330,922
16,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	15,538
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	67,346
687,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	593,158
388,000 USD	Ambipar Lux Sarl(c)		10.8750	02/05/33	350,114
200,000 USD	Azule Energy Finance plc(c)		8.1250	01/23/30	201,636
335,000 USD	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	331,090
215,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	201,044
200,000 USD	Energean plc		6.5000	04/30/27	197,200
253,000 USD	Energean plc(c)		6.5000	04/30/27	249,458
250,000 EUR	Eni SpA		2.0000	05/18/31	270,499
390,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	337,472
273,000 USD	Gran Tierra Energy, Inc.(c)		9.5000	10/15/29	228,098
250,000 USD	Harbour Energy plc(c)		6.3270	04/01/35	250,373
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	47,489
99,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	92,998
298,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	282,066
48,000 USD	Kosmos Energy Ltd.		7.5000	03/01/28	41,256
56,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	43,165
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	55,776
110,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	108,900
461,578 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	376,532
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	100,473
216,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	216,251
1,625,000 USD	PDVSA(f)		9.0000	11/17/21	234,813
740,000 USD	Petroleos de Venezuela S.A.(f)		6.0000	05/16/24	103,970
460,000 USD	Petroleos de Venezuela S.A.(f)		0.0000	05/17/35	73,370

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	OIL & GAS PRODUCERS — 9.0% (Continued)
85,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	$67,998
69,000 USD	Petroleos Mexicanos		5.3500	02/12/28	67,331
45,000 USD	Petroleos Mexicanos		6.8400	01/23/30	44,318
56,000 USD	Petroleos Mexicanos		5.9500	01/28/31	52,018
225,000 USD	Petroleos Mexicanos		6.7000	02/16/32	215,500
435,000 USD	Petroleos Mexicanos		6.3500	02/12/48	335,818
118,000 USD	Petroleos Mexicanos		7.6900	01/23/50	100,289
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	12,280
52,000 USD	Qatar Petroleum(c)		2.2500	07/12/31	45,764
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,182
552,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	518,380
300,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	335,284
277,000 USD	Trident Energy Finance plc(c)		12.5000	11/30/29	286,101
478,000 USD	YPF S.A.(c)		9.5000	01/17/31	506,062
					8,441,243
	OIL & GAS SERVICES & EQUIPMENT — 2.6%
398,000 USD	FORESEA Holding S.A.(c)		7.5000	06/15/30	383,535
393,256 USD	MV24 Capital BV(c)		6.7480	06/01/34	391,321
320,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	328,118
425,000 USD	OHI Group S.A.(c)		13.0000	07/22/29	447,738
638,730 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	599,803
417,287 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	450,853
					2,601,368
	PUBLISHING & BROADCASTING — 0.4%
300,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	352,011

	REAL ESTATE OWNERS & DEVELOPERS — 0.9%
700,000 USD	China SCE Group Holdings Ltd.(f)		7.0000	05/02/25	33,338
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	16,300
200,000 EUR	CPI Property Group S.A.(g)		1.6250	04/23/27	227,187
100,000 EUR	CPI Property Group S.A.(b)	EUAMDB05 + 5.232%	7.5000	06/24/73	109,958
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	330,567
64,000 USD	Port Of Spain Waterfront Development		7.8750	02/19/40	62,720
					780,070

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	REIT — 0.3%
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	$308,523

	RENEWABLE ENERGY — 0.8%
391,500 USD	Aydem Yenilenebilir Enerji A/S(c)		7.7500	02/02/27	388,352
190,000 USD	FS Luxembourg Sarl(c)		8.8750	02/12/31	197,319
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	100,230
57,000 USD	Limak Yenilenebilir Enerji A/S(c)		9.6250	08/12/30	56,924
					742,825
	RETAIL - CONSUMER STAPLES — 0.7%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	239,401
300,000 EUR	Tesco Corporate Treasury Services plc		3.3750	05/06/32	343,404
					582,805
	RETAIL - DISCRETIONARY — 0.5%
461,000 USD	Movida Europe S.A.(c),(e)		7.8500	04/11/29	433,346

	SOFTWARE — 0.6%
100,000 EUR	Helios Software Holdings, Inc. / ION Corporate		7.8750	05/01/29	119,917
320,000 EUR	Helios Software Holdings, Inc. / ION Corporate(c)		7.8750	05/01/29	383,734
					503,651
	SPECIALTY FINANCE — 1.2%
400,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	362,056
330,000 USD	American Express Company(b),(e)	SOFRRATE + 1.930%	5.6250	07/28/34	338,579
330,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	332,606
					1,033,241
	STEEL — 0.8%
477,000 USD	CSN Resources S.A.(c)		4.6250	06/10/31	376,341
490,000 USD	Metinvest BV(c)		7.7500	10/17/29	375,700
					752,041
	TELECOMMUNICATIONS — 3.2%
100,000 EUR	Altice France Holding S.A.(c)		8.0000	05/15/27	43,471
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,722

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.9% (Continued)
	TELECOMMUNICATIONS — 3.2% (Continued)
300,000 EUR	Orange S.A.		2.0000	01/15/29	$336,843
380,000 EUR	SoftBank Group Corporation		3.8750	07/06/32	405,755
150,000 USD	Telecom Argentina S.A.(c)		9.2500	05/28/33	155,236
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	221,830
400,000 EUR	Telefonica Europe BV(b)	EUAMDB08 + 3.121%	5.7520	04/15/73	480,068
220,000 USD	Turkcell Iletisim Hizmetleri A/S(c)		7.6500	01/24/32	226,273
261,829 USD	VF Ukraine PAT via VFU Funding plc(c)		9.6250	02/11/27	251,355
340,000 GBP	Vmed O2 UK Financing I plc		4.5000	07/15/31	408,960
345,000 USD	Vodafone Group plc		5.8750	06/28/64	333,487
					2,878,000
	TOBACCO & CANNABIS — 0.3%
300,000 USD	Imperial Brands Finance plc(c)		5.5000	02/01/30	308,524

	TRANSPORTATION & LOGISTICS — 2.3%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	227,418
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	206,954
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	187,224
6,000 USD	DP World PLC(c)		4.7000	09/30/49	5,012
149,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	137,115
416,000 USD	Grupo Aeromexico S.A.B. de C.V.(c)		8.6250	11/15/31	406,640
360,000 EUR	Heathrow Funding Ltd.		1.8750	07/12/32	373,387
480,000 EUR	Mobico Group plc		4.8750	09/26/31	448,997
233,000 USD	Yinson Bergenia Production BV(c)		8.4980	01/31/45	240,733
					2,233,480
	TOTAL CORPORATE BONDS (Cost $58,989,712)				58,813,667

	NON U.S. GOVERNMENT & AGENCIES — 28.6%
	LOCAL AUTHORITY — 0.3%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	89,292
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	134,424
85,622 USD	Provincia de Buenos Aires/Government Bonds(g)		5.2500	09/01/37	60,710
					284,426

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	NON U.S. TREASURY — 11.5%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	$975,674
490,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/31	76,227
1,250,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/33	187,228
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	387,448
700,000,000 COP	Colombian TES	7.0000	03/26/31	137,569
840,000 CZK	Czech Republic Government Bond	0.2500	02/10/27	37,151
3,060,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	122,587
1,120,000 EUR	French Republic Government Bond OAT(c)	3.5000	11/25/33	1,310,561
14,000,000 HUF	Hungary Government Bond	4.7500	11/24/32	35,187
1,600,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	108,412
450,000,000 IDR	Indonesia Treasury Bond	6.7500	07/15/35	27,747
1,162,000,000 IDR	Indonesia Treasury Bond	8.2500	05/15/36	78,967
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	55,324
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	133,931
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	869,634
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	693,695
1,430,000 EUR	Italy Buoni Poliennali Del Tesoro	4.2000	03/01/34	1,744,124
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	232,835
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	303,517
1,730,000 MXN	Mexican Bonos	7.5000	05/26/33	83,382
3,130,000 MXN	Mexican Bonos	7.7500	11/13/42	136,489
312,000 PEN	Peru Government Bond(c)	7.3000	08/12/33	94,796
860,000 EUR	Spain Government Bond	2.5000	05/31/27	989,596
380,000 EUR	Spain Government Bond(c)	3.2500	04/30/34	439,013
170,000 EUR	Spain Government Bond	4.2000	01/31/37	209,330
250,000 EUR	Spain Government Bond	2.7000	10/31/48	234,236
820,000 GBP	United Kingdom Gilt	4.2500	12/07/40	992,440
				10,697,100
	SOVEREIGN — 16.3%
130,000 USD	Angolan Government International Bond(c)	8.0000	11/26/29	121,848
355,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	323,386
73,600 USD	Argentine Republic Government International Bond	1.0000	07/09/29	59,947
236,800 USD	Argentine Republic Government International Bond(g)	0.7500	07/09/30	183,731

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
1,379,000 USD	Argentine Republic Government International Bond(g)	3.5000	07/09/41	$842,569
381,841 USD	Argentine Republic Government International Bond(g)	4.1250	07/09/46	245,810
46,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	44,597
193,000 USD	Benin Government International Bond(c)	8.3750	01/23/41	190,962
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	26,216
23,000 USD	Bermuda Government International Bond	3.3750	08/20/50	15,469
109,000 USD	Bolivian Government International Bond	4.5000	03/20/28	84,217
49,000 USD	Brazilian Government International Bond	6.2500	03/18/31	50,413
218,000 USD	Brazilian Government International Bond	6.0000	10/20/33	215,828
95,000 USD	Brazilian Government International Bond	4.7500	01/14/50	67,100
179,000 USD	Brazilian Government International Bond	7.1250	05/13/54	172,511
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,880
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,557
39,000 USD	Chile Government International Bond	2.5500	01/27/32	34,326
65,000 USD	Chile Government International Bond	3.8600	06/21/47	50,300
20,000 USD	Chile Government International Bond	3.2500	09/21/71	12,087
28,000 USD	Colombia Government International Bond	4.5000	03/15/29	26,888
529,000 USD	Colombia Government International Bond	7.3750	04/25/30	557,038
97,000 USD	Colombia Government International Bond	3.2500	04/22/32	78,935
104,000 USD	Colombia Government International Bond	8.0000	11/14/35	106,817
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	114,341
31,000 USD	Colombia Government International Bond	5.6250	02/26/44	23,686
277,000 USD	Colombia Government International Bond	5.0000	06/15/45	193,745
326,000 USD	Colombia Government International Bond	5.2000	05/15/49	226,560
39,000 USD	Dominican Republic International Bond(c)	4.5000	01/30/30	37,325
28,000 USD	Dominican Republic International Bond(c)	6.9500	03/15/37	28,692
143,000 USD	Dominican Republic International Bond	6.9500	03/15/37	146,531
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	39,426
19,000 USD	Eagle Funding Luxco Sarl(c)	5.5000	08/17/30	19,155
717,168 USD	Ecuador Government International Bond(g)	6.9000	07/31/30	631,645
78,000 USD	Ecuador Government International Bond(g)	5.0000	07/31/40	49,082
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	52,704
30,000 USD	Egypt Government International Bond(c)	8.6250	02/04/30	30,471

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
554,000 USD	Egypt Government International Bond(c)	5.8750	02/16/31	$491,903
133,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	103,283
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	49,459
212,000 USD	Egypt Government International Bond(c)	8.7500	09/30/51	175,203
9,000 USD	El Salvador Government International Bond(c)	8.6250	02/28/29	9,367
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	46,737
54,000 USD	El Salvador Government International Bond(c)	8.2500	04/10/32	55,269
156,000 USD	El Salvador Government International Bond	7.6500	06/15/35	150,072
58,000 USD	El Salvador Government International Bond	7.6250	02/01/41	52,838
255,000 USD	El Salvador Government International Bond	7.1250	01/20/50	209,227
193,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	178,525
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	19,379
200,000 USD	Gabon Government International Bond	9.5000	02/18/29	187,738
136,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	112,075
22,000 USD	Gabon Government International Bond(c)	7.0000	11/24/31	17,968
8,624 USD	Ghana Government International Bond(h)	0.0000	07/03/26	8,284
4,800 USD	Ghana Government International Bond(c),(h)	0.0000	07/03/26	4,611
11,170 USD	Ghana Government International Bond(c),(h)	0.0000	01/03/30	9,339
181,572 USD	Ghana Government International Bond(g)	5.0000	07/03/35	146,486
150,600 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/35	121,500
181,000 USD	Guatemala Government Bond(c)	6.8750	08/15/55	180,278
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	45,922
28,700,000 HUF	Hungary Government Bond	9.5000	10/21/26	84,991
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,491
45,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	47,180
29,000 USD	Hungary Government International Bond(c)	6.0000	09/26/35	29,238
31,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	30,035
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	16,125
101,000 USD	Indonesia Government International Bond	4.8500	01/11/33	101,126
19,000 USD	Indonesia Government International Bond	4.2000	10/15/50	15,456
21,000 USD	Indonesia Government International Bond	3.2000	09/23/61	13,315
40,000 USD	Ivory Coast Government International Bond(c)	7.6250	01/30/33	40,073
200,000 USD	Ivory Coast Government International Bond(c)	6.1250	06/15/33	185,787

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
28,000 USD	Ivory Coast Government International Bond(c)	8.0750	04/01/36	$27,704
170,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	168,510
219,000 EUR	Ivory Coast Government International Bond	6.6250	03/22/48	203,377
58,000 USD	Jordan Government International Bond(c)	7.7500	01/15/28	60,417
84,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	81,787
154,000 USD	Jordan Government International Bond(c)	7.3750	10/10/47	139,581
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	21,637
117,000 USD	Kyrgyz Republic International Bond(c)	7.7500	06/03/30	117,528
330,000 USD	Lebanon Government International Bond(f)	6.1000	10/04/22	61,453
72,000 USD	Lebanon Government International Bond(f)	6.4000	05/26/23	13,437
156,000 USD	Lebanon Government International Bond(f)	6.1500	06/19/23	29,172
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,269
920,000 MYR	Malaysia Government Bond	2.6320	04/15/31	208,226
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,267
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,455
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,076
8,000 USD	Mexico Government International Bond	3.5000	02/12/34	6,716
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	44,748
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	77,419
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	915
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,507
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	19,975
56,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	54,672
112,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	109,529
86,000 USD	Nigeria Government International Bond(c)	9.6250	06/09/31	92,097
101,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	98,315
12,000 USD	Nigeria Government International Bond(c)	10.3750	12/09/34	12,924
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	162,968
32,000 USD	Oman Government International Bond(c)	6.5000	03/08/47	33,792
46,000 USD	Oriental Republic of Uruguay	5.2500	09/10/60	41,498
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,628
64,000 USD	Panama Government International Bond	2.2520	09/29/32	49,201
18,000 USD	Panama Government International Bond	3.8700	07/23/60	10,538
60,000 USD	Peruvian Government International Bond	2.7830	01/23/31	54,166

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
29,000 USD	Peruvian Government International Bond	3.0000	01/15/34	$24,531
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	25,669
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,707
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,187
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	82,601
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,762
8,000 USD	Philippine Government International Bond	4.2000	03/29/47	6,603
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,085
29,000 USD	Qatar Government International Bond(c)	4.8170	03/14/49	26,692
9,000 USD	Qatar Government International Bond(c)	4.4000	04/16/50	7,707
82,857 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	79,334
100,000 EUR	Republic of Cameroon International Bond(c)	5.9500	07/07/32	91,288
356,000 EUR	Republic of Cameroon International Bond	5.9500	07/07/32	324,985
312,000 USD	Republic of Kenya Government International Bond(c)	9.5000	03/05/36	301,034
360,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	92,174
160,000 PLN	Republic of Poland Government Bond	6.0000	10/25/33	44,791
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,116
140,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	140,987
28,000 USD	Republic of Poland Government International Bond	5.3750	02/12/35	28,625
12,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	11,265
3,320,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	151,428
307,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	304,745
110,000 USD	Republic of South Africa Government International	5.6500	09/27/47	82,808
216,000 USD	Republic of South Africa Government International	5.7500	09/30/49	161,790
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	79,526
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,037
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	21,239
65,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	64,973
19,000 EUR	Romanian Government International Bond	6.2500	09/10/34	22,551
36,000 USD	Romanian Government International Bond(c)	6.6250	05/16/36	36,050
51,000 USD	Saudi Government International Bond(c)	4.5000	04/17/30	51,141
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	22,922
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	140,708
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,687

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
1,000 USD	Saudi Government International Bond(c)	5.0000	04/17/49	$883
5,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	4,823
203,000 EUR	Senegal Government International Bond	4.7500	03/13/28	200,734
120,000 USD	Senegal Government International Bond(c)	6.2500	05/23/33	89,370
46,654 USD	Sri Lanka Government International Bond(c)	4.0000	04/15/28	44,379
8,926 USD	Sri Lanka Government International Bond(c),(g)	3.1000	01/15/30	8,045
92,045 USD	Sri Lanka Government International Bond(c),(g)	3.3500	03/15/33	75,627
130,151 USD	Sri Lanka Government International Bond(c),(g)	3.6000	06/15/35	92,512
131,305 USD	Sri Lanka Government International Bond(c),(g)	3.6000	02/15/38	110,554
32,000 USD	Trinidad & Tobago Government International Bond	6.4000	06/26/34	31,189
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	82,027
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	41,916
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	45,650
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	72,964
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	158,472
115,000 USD	Turkiye Government International Bond	7.1250	02/12/32	116,580
101,000 USD	Turkiye Government International Bond	7.1250	07/17/32	102,211
279,000 USD	Turkiye Government International Bond	7.6250	05/15/34	289,114
76,000 USD	Turkiye Government International Bond	6.5000	01/03/35	72,919
492,000 USD	Turkiye Government International Bond	6.6250	02/17/45	427,500
13,076 USD	Ukraine Government International Bond(g)	4.5000	02/01/29	7,944
3,571 USD	Ukraine Government International Bond(g)	0.0000	02/01/30	1,705
13,970 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/30	6,671
13,345 USD	Ukraine Government International Bond(g)	0.0000	02/01/34	5,104
401,088 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/34	208,520
100,278 USD	Ukraine Government International Bond(g)	0.0000	02/01/35	47,883
135,152 USD	Ukraine Government International Bond(g)	4.5000	02/01/35	69,941
36,764 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/36	17,555
31,269 USD	Ukraine Government International Bond(g)	4.5000	02/01/36	15,947
44,150 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/36	22,517
5,000 USD	Uruguay Government International Bond	5.4420	02/14/37	5,101
3,000 USD	Uruguay Government International Bond	5.1000	06/18/50	2,760
32,000 USD	Uruguay Government International Bond	4.9750	04/20/55	28,227
117,000 USD	Venezuela Government International Bond(f)	6.0000	12/09/20	18,147

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 28.6% (Continued)
	SOVEREIGN — 16.3% (Continued)
154,000 USD	Zambia Government International Bond(c)	0.5000	12/31/53	$113,091
				15,269,909
	SUPRANATIONAL — 0.5%
200,000 EUR	European Investment Bank	1.1250	09/15/36	187,752
17,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	200,265
5,500,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	63,158
				451,175
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $27,266,666)			26,702,610

Shares
	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED - 2.5%
2,324,318	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(i),(j)			2,324,318

	MONEY MARKET FUNDS - 4.2%
3,957,201	Fidelity Government Portfolio, Institutional, 4.18%(j)			3,957,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,281,518)			6,281,518

	TOTAL INVESTMENTS - 98.2% (Cost $92,544,521)			$91,804,869
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%			1,655,095
	NET ASSETS - 100.0%			$93,459,964

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(k)	Unrealized Appreciation (Depreciation)
22	Eurex 10 Year Euro BUND Future	09/08/2025	$3,258,050	$(31,520)
6	Eurex 30 Year Euro BUXL Future	09/08/2025	804,156	(23,362)
12	French Government Bond Futures	09/08/2025	1,689,290	(17,960)
33	Long Gilt Future	09/26/2025	4,016,482	63,947
19	TSE Japanese 10 Year Bond Futures	09/12/2025	17,391,740	(62,848)
	TOTAL FUTURES CONTRACTS			$(71,743)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Unrealized Depreciation
106	CBOT 10 Year US Treasury Note Future	09/19/2025	$11,772,625	$(105,324)
92	CBOT 5 Year US Treasury Note Future	09/30/2025	9,951,813	(39,805)
4	CBOT US Treasury Bond Futures	09/19/2025	456,750	(11,850)
16	Euro-BTP Italian Bond Futures	09/08/2025	2,206,166	(5,205)
	TOTAL FUTURES CONTRACTS			$(162,184)

CREDIT DEFAULT SWAP AGREEMENTS
				Implied				Amortized	Unrealized
	Payment		Fixed Deal	Credit		Notional		Upfront Payments	Appreciation/
Description	Frequency(l)	Counterparty	(Pay)Rate	Spread	Maturity Date	Value(k)	Fair Value	Paid/ (Received)	(Depreciation)
CDX.EM SERIES 43	Quarterly(1)	Citibank	1.00%	154	6/20/2030	$5,920,000	$129,469	$235,306	$(105,837)
ITRAXX EUROPE CROSSOVER SERIES 43	Quarterly(1)	Citibank	5.00%	269	6/20/2030	1,845,000	(218,601)	(162,016)	(56,585)
TOTAL							$(89,132)	$73,290	$(162,422)

(1)	Buy Protection

FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Columbian Peso	08/11/2025	Citibank	259,999,999	$62,116	$7
Thailand Baht	08/25/2025	Citibank	5,600,000	170,932	806
Chinese Yuan	08/25/2025	JP Morgan Chase	1,300,000	180,591	(1,224)
Polish Zloty	08/27/2025	JP Morgan Chase	130,000	34,677	(787)
Turkish Lira	08/28/2025	Citibank	1,330,000	32,046	115
Brazilian Real	09/03/2025	JP Morgan Chase	120,000	21,255	150
South African Rand	09/08/2025	JP Morgan Chase	560,000	30,667	(725)
Euro	10/10/2025	Barclay	108,000	123,886	(2,373)
Euro	10/10/2025	Citi Capital Markets	725,000	831,644	(7,579)
Euro	10/10/2025	JP Morgan Chase	380,000	435,896	(7,536)
Japanese Yen	10/10/2025	Barclay	17,500,000	116,956	(1,984)
				$2,040,666	$(21,130)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)

To Sell:
Euro	08/06/2025	Barclay	1,078,337	$1,231,429	$20,571
Euro	08/06/2025	JP Morgan Chase	8,178,126	9,339,174	310,826
Columbian Peso	08/11/2025	Citibank	260,000,000	62,115	803
Euro	08/11/2025	JP Morgan Chase	462,000	527,771	15,271
Euro	08/18/2025	Citi Capital Markets	275,000	314,301	9,035
Indian Rupee	08/25/2025	JP Morgan Chase	6,300,000	71,924	503
Thailand Baht	08/25/2025	Citibank	500,000	15,262	92
Czech Koruna	08/27/2025	JP Morgan Chase	400,000	18,583	207
Hungarian Forints	08/27/2025	Citibank	12,600,000	35,903	433
Brazilian Real	09/03/2025	JP Morgan Chase	700,000	123,990	541
South African Rand	09/08/2025	JP Morgan Chase	560,000	30,667	876
Peruvian Sole	09/22/2025	JP Morgan Chase	200,000	55,598	590
Australian Dollar	10/10/2025	Barclay	1,536,300	988,581	16,106
British Pound	10/10/2025	Barclay	1,331,500	1,759,630	41,744
Canadian Dollar	10/10/2025	JP Morgan Chase	863,600	625,355	8,791
Euro	10/10/2025	Barclay	974,500	1,117,844	27,766
Euro	10/10/2025	Citi Capital Markets	75,000	86,032	928
Euro	10/10/2025	JP Morgan Chase	18,676,902	21,424,169	565,351
Japanese Yen	10/10/2025	JP Morgan Chase	96,562,500	645,348	19,654
Columbian Peso	11/04/2025	Citibank	259,999,999	61,540	31
				$38,535,216	$1,040,119

Total					$1,018,989

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	8/22/2025	Citi Capital Markets	339,079	390,000	447,887	(445,858)	$2,029
Japanese Yen	Euro	8/29/2025	JP Morgan Chase	127,809,077	740,000	850,009	(846,394)	3,615
Euro	British Pound	10/10/2025	Barclay	26,902	23,400	30,859	(30,924)	(65)
Euro	British Pound	10/10/2025	JP Morgan Chase	1,636,738	1,419,200	1,877,493	(1,875,529)	1,964
				129,811,796	2,572,600	$3,206,248	$3,198,705	$7,543

Total								$7,543

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

CMTUSD6Y	USD Constant Maturity 6 Year

EUAMDB05	Euribor ICE SWAP Rate 5 Year

EUAMDB08	Euribor ICE SWAP Rate 8 Year

EUR003M	Euribor 3 Month

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forints

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

PLN	Polish Zloty

USD	US Dollars

ZAR	South African Rand

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $37,710,316 or 40.3% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,275,110 at July 31, 2025.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.

(h)	Zero coupon bond.

(i)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $2,324,318 at July 31, 2025.

(j)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(l)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 3.7%
8,842	L3Harris Technologies, Inc.	$2,429,958
25,725	RTX Corporation	4,053,488
		6,483,446
	ASSET MANAGEMENT - 2.1%
3,273	Blackrock, Inc.(a)	3,619,971

	AUTOMOTIVE - 0.9%
30,563	General Motors Company	1,630,230

	BANKING - 8.5%
78,175	Bank of America Corporation	3,695,332
23,311	JPMorgan Chase & Company	6,905,651
16,152	Truist Financial Corporation	706,004
43,866	Wells Fargo & Company	3,536,916
		14,843,903
	BIOTECH & PHARMA - 4.7%
9,021	AbbVie, Inc.	1,705,149
5,205	Amgen, Inc.	1,535,996
23,366	Gilead Sciences, Inc.	2,623,768
29,600	Merck & Company, Inc.	2,312,352
		8,177,265
	CHEMICALS - 2.4%
6,153	Air Products and Chemicals, Inc.(a)	1,771,325
13,606	Corteva, Inc.	981,401
21,073	DuPont de Nemours, Inc.	1,515,149
		4,267,875
	CONSTRUCTION MATERIALS - 2.0%
4,085	Martin Marietta Materials, Inc.	2,348,384
8,269	Owens Corning	1,152,947
		3,501,331
	CONSUMER SERVICES - 0.6%
13,978	Service Corp International(a)	1,066,661

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
11,974	Honeywell International, Inc.	$2,662,419

	E-COMMERCE DISCRETIONARY - 3.0%
22,186	Amazon.com, Inc.(b)	5,193,965

	ELECTRIC UTILITIES - 2.9%
19,395	Duke Energy Corporation	2,359,208
36,944	NextEra Energy, Inc.	2,625,240
		4,984,448
	ELECTRICAL EQUIPMENT - 3.8%
2,258	GE Vernova, LLC	1,490,935
25,174	Johnson Controls International PLC	2,643,269
7,025	Rockwell Automation, Inc.	2,470,763
		6,604,967
	ENGINEERING & CONSTRUCTION - 1.3%
5,389	Quanta Services, Inc.	2,188,635

	ENTERTAINMENT CONTENT - 3.2%
37,396	Fox Corporation, Class A	2,085,201
28,974	Walt Disney Company (The)	3,451,093
		5,536,294
	FOOD - 1.9%
36,405	Mondelez International, Inc., Class A	2,355,039
18,059	Tyson Foods, Inc., Class A	944,486
		3,299,525
	HEALTH CARE FACILITIES & SERVICES - 2.3%
7,573	Cencora, Inc.	2,166,483
7,551	UnitedHealth Group, Inc.	1,884,428
		4,050,911
	HOUSEHOLD PRODUCTS - 1.5%
16,933	Procter & Gamble Company (The)	2,547,909

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INDUSTRIAL REIT - 0.7%
10,841	Prologis, Inc.	$1,157,602

	INFRASTRUCTURE REIT - 1.2%
9,699	American Tower Corporation, A	2,021,175

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
16,012	Bank of New York Mellon Corporation (The)	1,624,417
3,530	Goldman Sachs Group, Inc. (The)	2,554,273
15,087	Intercontinental Exchange, Inc.(a)	2,788,530
		6,967,220
	INSURANCE - 5.8%
7,346	Berkshire Hathaway, Inc., Class B(b)	3,466,430
22,492	Hartford Insurance Group, Inc. (The)	2,797,780
10,848	Prudential Financial, Inc.	1,123,636
10,017	Travelers Companies, Inc. (The)	2,606,824
		9,994,670
	INTERNET MEDIA & SERVICES - 3.7%
19,186	Alphabet, Inc., Class A	3,681,794
3,527	Meta Platforms, Inc., Class A	2,727,923
		6,409,717
	LEISURE FACILITIES & SERVICES - 1.1%
9,609	Darden Restaurants, Inc.	1,937,847

	MACHINERY - 2.1%
4,925	Parker-Hannifin Corporation	3,604,608

	MEDICAL EQUIPMENT & DEVICES - 5.9%
30,424	Abbott Laboratories	3,839,205
52,017	Avantor, Inc.(b)	699,108
9,195	Becton Dickinson and Company	1,639,009
4,207	Stryker Corporation	1,652,215
4,856	Thermo Fisher Scientific, Inc.	2,271,054
		10,100,591

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	METALS & MINING - 0.9%
37,545	Freeport-McMoRan, Inc.	$1,510,811

	OIL & GAS PRODUCERS - 5.1%
23,569	ConocoPhillips	2,247,068
15,044	EOG Resources, Inc.	1,805,581
11,950	Expand Energy Corporation	1,252,121
30,996	Exxon Mobil Corporation	3,460,394
		8,765,164
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
48,504	Schlumberger N.V.	1,639,435

	RESIDENTIAL REIT - 0.7%
21,383	Equity LifeStyle Properties, Inc.	1,281,269

	RETAIL - DISCRETIONARY - 2.8%
12,324	Lowe’s Companies, Inc.	2,755,276
16,422	TJX Companies, Inc. (The)	2,045,032
		4,800,308
	SELF-STORAGE REIT - 0.9%
5,950	Public Storage	1,618,043

	SEMICONDUCTORS - 3.1%
9,273	Broadcom, Inc.	2,723,481
18,267	Micron Technology, Inc.	1,993,660
12,354	ON Semiconductor Corporation(b)	696,271
		5,413,412
	SOFTWARE - 2.6%
4,525	Microsoft Corporation	2,414,087
8,023	Oracle Corporation	2,035,997
		4,450,084
	SPECIALTY FINANCE - 1.1%
6,438	American Express Company	1,926,958

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY HARDWARE - 3.2%
45,997	Cisco Systems, Inc.	$3,131,476
5,379	Motorola Solutions, Inc.	2,361,273
		5,492,749
	TECHNOLOGY SERVICES - 2.1%
22,958	PayPal Holdings, Inc.(b)	1,578,592
3,899	S&P Global, Inc.	2,148,739
		3,727,331
	TELECOMMUNICATIONS - 1.0%
42,561	Verizon Communications, Inc.	1,819,908

	TRANSPORTATION & LOGISTICS - 2.9%
62,767	CSX Corporation	2,230,739
40,074	Delta Air Lines, Inc.	2,132,338
14,606	Knight-Swift Transportation Holdings, Inc.	620,755
		4,983,832

	TOTAL COMMON STOCKS (Cost $104,596,973)	170,282,489

	SHORT-TERM INVESTMENTS — 6.8%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
8,509,547	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $8,509,547)(c) (d)	8,509,547

	MONEY MARKET FUNDS - 1.9%
3,243,953	Invesco Treasury Portfolio, Institutional Class, 4.20% (Cost $3,243,953)(c)	3,243,953

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,753,500)	11,753,500

	TOTAL INVESTMENTS - 104.9% (Cost $116,350,473)	$182,035,989
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%	(8,543,687)
	NET ASSETS - 100.0%	$173,492,302

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $8,298,525 at July 31, 2025.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $8,509,547 at July 31, 2025.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8%
	AEROSPACE & DEFENSE - 1.4%
67,863	AerSale Corporation(a)	$409,893
9,965	Ituran Location and Control Ltd.	393,618
5,062	Leonardo DRS, Inc.	210,579
8,663	TAT Technologies Ltd.(a)	298,570
		1,312,660
	APPAREL & TEXTILE PRODUCTS - 1.2%
148,170	Brilliant Earth Group, Inc.(a)	222,255
13,948	Gildan Activewear, Inc.	704,513
37,199	Under Armour, Inc., Class C(a),(b)	234,354
		1,161,122
	AUTOMOTIVE - 0.9%
9,345	Gentherm, Inc.(a)	299,414
211,488	Holley, Inc.(a)	439,895
15,083	Motorcar Parts of America, Inc.(a)	156,411
		895,720
	BANKING - 12.1%
24,272	Capital Bancorp, Inc.	764,083
21,163	Capital City Bank Group, Inc.	837,843
12,470	Central Pacific Financial Corporation	332,450
16,001	Dime Community Bancshares, Inc.	443,388
16,108	Enterprise Financial Services Corporation	889,000
3,962	Esquire Financial Holdings, Inc.(b)	379,877
23,994	First BanCorporation	499,795
36,869	First Commonwealth Financial Corporation	608,707
35,056	Horizon Bancorp, Inc.	543,017
14,515	Independent Bank Corporation	443,433
15,496	National Bank Holdings Corporation, Class A	574,282
10,105	Northeast Bank	1,002,112
36,788	Northpointe Bancshares, Inc.(b)	540,048
25,168	OceanFirst Financial Corporation	422,319
11,545	OFG Bancorp	492,048
5,031	Popular, Inc.	576,452
11,266	Prosperity Bancshares, Inc.	750,541
12,348	Webster Financial Corporation	711,862

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	BANKING - 12.1% (Continued)
27,231	WesBanco, Inc.	$820,470
		11,631,727
	BIOTECH & PHARMA - 0.9%
4,757	Halozyme Therapeutics, Inc.(a)	285,277
29,950	Innoviva, Inc.(a)	544,192
		829,469
	CHEMICALS - 2.1%
9,293	Ashland, Inc.	479,147
12,630	Huntsman Corporation	122,511
15,799	Koppers Holdings, Inc.	519,156
50,475	Kronos Worldwide, Inc.	270,041
12,090	Mosaic Company (The)	435,361
64,567	Rayonier Advanced Materials, Inc.(a)	247,937
		2,074,153
	COMMERCIAL SUPPORT SERVICES - 3.4%
16,239	ABM Industries, Inc.	749,104
52,356	ADT, Inc.	437,173
9,609	AMN Healthcare Services, Inc.(a)	176,229
61,281	BrightView Holdings, Inc.(a)	977,431
11,411	First Advantage Corporation(a),(b)	197,296
43,035	TrueBlue, Inc.(a)	310,713
9,704	V2X, Inc.(a)	459,776
		3,307,722
	CONSUMER SERVICES - 0.7%
17,302	Legacy Education, Inc.(a)	194,994
19,495	Matthews International Corporation, Class A(b)	457,937
		652,931
	ELECTRIC UTILITIES - 2.5%
9,658	Black Hills Corporation	558,039
2,029	IDACORP, Inc.	254,295
11,283	Northwestern Energy Group, Inc.	605,897
12,196	Portland General Electric Company	501,500
10,419	Unitil Corporation	537,412
		2,457,143

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	ELECTRICAL EQUIPMENT - 1.5%
6,906	Allient, Inc.	$278,381
677	Generac Holdings, Inc.(a)	131,805
6,429	Mesa Laboratories, Inc.	491,690
72,559	Stoneridge, Inc.(a)	558,704
		1,460,580
	ENGINEERING & CONSTRUCTION - 3.2%
5,043	Arcosa, Inc.	433,093
18,202	Bowman Consulting Group Ltd.(a)	631,245
2,625	MasTec, Inc.(a)	496,676
2,435	MYR Group, Inc.(a)	471,173
56,350	Orion Group Holdings, Inc.(a)	417,554
14,341	Tutor Perini Corporation(a)	690,519
		3,140,260
	ENTERTAINMENT CONTENT - 0.8%
97,604	Reservoir Media, Inc.(a)	774,976

	FOOD - 0.6%
3,596	BellRing Brands, Inc.(a)	196,270
24,254	Nomad Foods Ltd.(b)	408,437
		604,707
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
2,481	UFP Industries, Inc.	243,138

	GAS & WATER UTILITIES - 1.7%
29,025	BKV Corporation(a)	599,076
15,843	RGC Resources, Inc.	319,078
9,124	Spire, Inc.	679,464
		1,597,618
	HEALTH CARE FACILITIES & SERVICES - 0.9%
21,582	Joint Corporation (The)(a)	238,265
114,446	Quipt Home Medical Corporation(a)	252,926
690	Tenet Healthcare Corporation(a)	111,283
41,992	Viemed Healthcare, Inc.(a)	255,731
		858,205

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	HOME CONSTRUCTION - 0.3%
4,765	Century Communities, Inc.	$268,222

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
59,394	Hillman Solutions Corporation(a)	468,619
3,465	Timken Company (The)	263,652
		732,271
	INDUSTRIAL REIT - 0.4%
27,542	Plymouth Industrial REIT, Inc.	399,910

	INDUSTRIAL SUPPORT SERVICES - 1.1%
126,494	Custom Truck One Source, Inc.(a),(b)	782,998
15,193	Titan Machinery, Inc.(a)	293,529
		1,076,527
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
108,884	BGC Group, Inc., Class A	1,009,355
6,247	Perella Weinberg Partners(b)	124,565
		1,133,920
	INSURANCE - 4.6%
27,537	American Integrity Insurance Group, Inc.(a)	513,840
4,394	Axis Capital Holdings LTD.	412,333
15,078	Bowhead Specialty Holdings, Inc.(a)	490,035
12,859	CNO Financial Group, Inc.	473,726
5,206	Hanover Insurance Group, Inc. (The)	893,506
17,187	Kemper Corporation	1,058,547
408	Primerica, Inc.	108,377
9,362	Slide Insurance Holdings, Inc.(a)	176,006
17,028	Tiptree, Inc.	353,842
		4,480,212
	INTERNET MEDIA & SERVICES - 1.9%
108,679	Blade Air Mobility, Inc., Class A(a),(b)	433,629
14,583	Cargurus, Inc.(a)	478,615
36,725	Cars.com, Inc.(a)	472,651
151,022	TrueCar, Inc.(a)	276,370

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	INTERNET MEDIA & SERVICES - 1.9% (Continued)
141,039	Vivid Seats, Inc., Class A(a)	$218,610
		1,879,875
	LEISURE FACILITIES & SERVICES - 0.7%
3,599	Dave & Buster’s Entertainment, Inc.(a),(b)	105,235
95,952	Denny’s Corporation(a)	356,941
2,414	Wyndham Hotels & Resorts, Inc.	207,604
		669,780
	LEISURE PRODUCTS - 0.7%
117,379	Clarus Corporation	422,564
8,826	Fox Factory Holding Corporation(a),(b)	268,046
		690,610
	MACHINERY - 2.5%
12,880	CECO Environmental Corporation(a)	578,956
28,190	Enovis Corporation(a)	755,492
7,734	Helios Technologies, Inc.	283,760
27,476	Manitowoc Company, Inc. (The)(a)	350,319
66,421	Ranpak Holdings Corporation(a)	242,437
1,632	Regal Rexnord Corporation	249,500
		2,460,464
	MEDICAL EQUIPMENT & DEVICES - 3.4%
34,313	CareDx, Inc.(a)	421,535
32,105	Carlsmed, Inc.(a)	451,396
37,906	Orthofix Medical, Inc.(a)	418,482
8,512	Teleflex, Inc.	1,017,184
55,810	Zimvie, Inc.(a)	1,048,671
		3,357,268
	METALS & MINING - 4.5%
13,082	Alcoa Corporation	392,068
89,465	Capstone Copper Corporation(a)	501,691
33,462	Century Aluminum Company(a)	708,724
42,503	Constellium S.E.(a)	582,716
29,826	ERO Copper Corporation(a),(b)	403,248
113,067	Ferroglobe PLC(b)	478,273
10,482	Hallador Energy Company(a)	184,902

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	METALS & MINING - 4.5% (Continued)
177,139	Taseko Mines Ltd.(a)	$543,817
11,026	Warrior Met Coal, Inc.(b)	566,516
		4,361,955
	MULTI ASSET CLASS REIT - 0.6%
36,203	Broadstone Net Lease, Inc.(b)	587,937

	OIL & GAS PRODUCERS - 1.0%
11,203	Antero Resources Corporation(a)	391,321
13,706	SM Energy Company(b)	378,149
5,790	Viper Energy, Inc.	218,051
		987,521
	OIL & GAS SERVICES & EQUIPMENT - 4.8%
10,401	Atlas Energy Solutions, Inc.(b)	135,213
26,416	Expro Group Holdings N.V.(a)	284,764
8,331	Kodiak Gas Services, Inc.	269,341
19,625	Liberty Energy, Inc., CLASS A	242,173
51,295	Matrix Service Company(a)	783,787
87,297	National Energy Services Reunited Corporation(a),(b)	582,271
17,613	Natural Gas Services Group, Inc.(a)	424,297
68,797	NPK International, Inc.(a)	620,549
27,277	Select Water Solutions, Inc., Class A	262,678
2,021	Solaris Oilfield Infrastructure, Inc.	66,026
160,757	TETRA Technologies, Inc.(a),(b)	659,104
10,935	Thermon Group Holdings, Inc.(a)	309,242
		4,639,445
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
21,794	Legacy Housing Corporation(a)	487,750

	REAL ESTATE SERVICES - 0.5%
32,752	Newmark Group, Inc., Class A(b)	496,848

	RESIDENTIAL REIT - 0.9%
6,127	Centerspace	333,493

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	RESIDENTIAL REIT - 0.9% (Continued)
38,471	UMH Properties, Inc.(b)	$626,308
		959,801
	RETAIL - DISCRETIONARY - 2.3%
917	Academy Sports & Outdoors, Inc.	46,574
6,253	Advance Auto Parts, Inc.(b)	331,847
14,259	Bath & Body Works, Inc.	412,941
33,091	Driven Brands Holdings, Inc.(a)	559,238
16,822	Monro, Inc.(b)	237,106
29,461	National Vision Holdings, Inc.(a),(b)	714,724
		2,302,430
	RETAIL REIT - 3.6%
30,829	Alpine Income Property Trust, Inc.	433,147
36,434	Brixmor Property Group, Inc.	952,019
30,871	CTO Realty Growth, Inc.	509,680
29,435	Getty Realty Corporation(b)	817,999
36,616	NETSTREIT Corporation(b)	667,510
		3,380,355
	SEMICONDUCTORS - 3.5%
23,236	Alpha & Omega Semiconductor Ltd.(a)	591,821
5,676	Coherent Corporation(a)	610,738
5,932	Diodes, Inc.(a)	292,863
2,289	Semtech Corporation(a)	116,968
17,527	Silicon Motion Technology Corporation - ADR	1,341,517
9,935	Tower Semiconductor Ltd.(a)	454,526
		3,408,433
	SOFTWARE - 3.7%
29,881	BlackBerry Ltd.(a),(b)	110,261
2,556	Calix, Inc.(a)	144,900
13,281	Consensus Cloud Solutions, Inc.(a)	268,011
207,468	Kaltura, Inc.(a)	371,368
19,415	Phreesia, Inc.(a)	523,428
33,702	Teradata Corporation(a)	705,383
12,741	Verint Systems, Inc.(a)	271,128
245,155	Vimeo, Inc.(a)	929,137

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	SOFTWARE - 3.7% (Continued)
41,595	VTEX(a),(b)	$248,322
		3,571,938
	SPECIALTY FINANCE - 2.7%
15,104	Air Lease Corporation	836,761
34,685	EZCORP, Inc., Class A(a)	496,689
2,023	Federal Agricultural Mortgage Corporation, Class C	348,502
934	FirstCash Holdings, Inc.	124,493
15,152	SLM Corporation(b)	481,834
5,391	Stewart Information Services Corporation	350,038
		2,638,317
	STEEL - 2.6%
62,308	Algoma Steel Group, Inc.	333,348
7,802	Commercial Metals Company	404,612
42,006	Metallus, Inc.(a)	663,694
14,056	Northwest Pipe Company(a)	587,260
45,234	thyssenkrupp A.G.	527,851
		2,516,765
	TECHNOLOGY HARDWARE - 2.0%
11,963	Crane NXT Company(b)	709,884
68,582	NCR Voyix Corporation(a)	934,087
20,718	RADCOM Ltd.(a)	280,936
		1,924,907
	TECHNOLOGY SERVICES - 1.0%
9,756	MAXIMUS, Inc.	720,578
31,048	Priority Technology Holdings, Inc.(a)	212,679
		933,257
	TELECOMMUNICATIONS - 0.8%
182,050	8x8, Inc.(a)	353,177
33,206	Ooma, Inc.(a)	377,884
		731,061
	TRANSPORTATION & LOGISTICS - 7.3%
4,162	Allegiant Travel Company(a),(b)	214,926
69,824	Ardmore Shipping Corporation(b)	759,685
29,496	Covenant Logistics Group, Inc.	712,328

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	TRANSPORTATION & LOGISTICS - 7.3% (Continued)
44,948	DHT Holdings, Inc.	$498,473
16,283	GXO Logistics, Inc.(a),(b)	809,427
14,753	Knight-Swift Transportation Holdings, Inc.(b)	627,003
87,799	Proficient Auto Logistics, Inc.(a),(b)	606,691
90,915	Radiant Logistics, Inc.(a)	537,308
17,001	Scorpio Tankers, Inc.	768,615
24,862	Star Bulk Carriers Corporation(b)	453,980
40,040	Sun Country Airlines Holdings, Inc.(a)	464,064
11,623	Teekay Tankers Ltd., Class A	492,234
		6,944,734
	TRANSPORTATION EQUIPMENT - 0.2%
22,318	Wabash National Corporation	222,287

	WHOLESALE - CONSUMER STAPLES - 0.2%
15,525	Grocery Outlet Holding Corporation(a),(b)	204,464

	WHOLESALE - DISCRETIONARY - 0.3%
26,113	Hudson Technologies, Inc.(a)	245,201

	TOTAL COMMON STOCKS (Cost $83,920,682)	91,696,596

	SHORT-TERM INVESTMENTS — 20.4%
	COLLATERAL FOR SECURITIES LOANED - 15.4%
14,825,561	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $14,825,561)(c)(d)	14,825,561

	MONEY MARKET FUNDS - 5.0%
4,871,052	Fidelity Government Portfolio, Institutional, 4.18% (Cost $4,871,052)(c)	4,871,052

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,696,613)	19,696,613

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Fair Value
TOTAL INVESTMENTS - 115.2% (Cost $103,617,295)	$111,393,209
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.2)%	(14,704,690)
NET ASSETS - 100.0%	$96,688,519

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $14,425,658 at July 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $14,825,561 at July 31, 2025.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 1.5%
34,649	Trade Desk, Inc. (The), Class A(a)	$3,013,077

	ASSET MANAGEMENT - 4.2%
29,375	Blackstone, Inc.	5,080,700
32,753	Robinhood Markets, Inc., Class A(a),(b)	3,375,197
		8,455,897
	BIOTECH & PHARMA - 1.0%
2,785	Eli Lilly & Company	2,061,095

	E-COMMERCE DISCRETIONARY - 11.0%
66,365	Amazon.com, Inc.(a)	15,536,710
2,646	MercadoLibre, Inc.(a)	6,281,313
		21,818,023
	HOUSEHOLD PRODUCTS - 1.0%
16,015	elf Beauty, Inc.(a),(b)	1,940,858

	INTERNET MEDIA & SERVICES - 13.8%
18,960	Meta Platforms, Inc., Class A	14,664,422
7,009	Netflix, Inc.(a)	8,126,235
52,082	Uber Technologies, Inc.(a)	4,570,196
		27,360,853
	LEISURE FACILITIES & SERVICES - 2.1%
98,155	Chipotle Mexican Grill, Inc.(a),(b)	4,208,886

	LEISURE PRODUCTS - 1.0%
2,579	Axon Enterprise, Inc.(a)	1,948,409

	MEDICAL EQUIPMENT & DEVICES - 6.2%
35,557	DexCom, Inc.(a),(b)	2,871,939
9,669	Insulet Corporation(a)	2,788,540
13,721	Intuitive Surgical, Inc.(a)	6,601,035
		12,261,514
	SEMICONDUCTORS - 14.2%
25,753	Advanced Micro Devices, Inc.(a)	4,540,511

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 14.2% (Continued)
4,084	ASML Holding N.V. - ADR(b)	$2,837,196
33,805	Marvell Technology, Inc.	2,716,908
101,998	NVIDIA Corporation	18,142,384
		28,236,999
	SOFTWARE - 31.8%
9,516	Cadence Design Systems, Inc.(a)	3,469,248
12,544	Crowdstrike Holdings, Inc., Class A(a)	5,702,126
5,149	Intuit, Inc.	4,042,634
27,484	Microsoft Corporation	14,662,713
21,557	Palantir Technologies, Inc., Class A(a)	3,413,551
24,190	Palo Alto Networks, Inc.(a),(b)	4,199,384
13,960	Salesforce, Inc.	3,606,287
14,180	ServiceNow, Inc.(a)	13,373,442
45,082	Shopify, Inc., Class A(a)	5,509,471
18,843	Veeva Systems, Inc., Class A(a)	5,355,181
		63,334,037
	TECHNOLOGY HARDWARE - 1.5%
24,990	Arista Networks, Inc.(a)	3,079,268

	TECHNOLOGY SERVICES - 10.0%
6,730	Coinbase Global, Inc., Class A(a),(b)	2,542,325
20,597	Mastercard, Inc., Class A	11,667,583
16,762	Visa, Inc., Class A	5,790,768
		20,000,676

	TOTAL COMMON STOCKS (Cost $76,404,589)	197,719,592

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.2%
	COLLATERAL FOR SECURITIES LOANED - 10.4%
20,679,837	Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (Cost $20,679,837)(d),(d)	20,679,837

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.2% (Continued)
	MONEY MARKET FUND - 0.8%
1,549,311	STIT - Treasury Obligations Portfolio, 4.14% (Cost $1,549,311)(d)	$1,549,311

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,229,148)	22,229,148

	TOTAL INVESTMENTS - 110.5% (Cost $98,633,737)	$219,948,740
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5)%	(20,862,989)
	NET ASSETS - 100.0%	$199,085,751

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $19,605,088 at July 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $20,679,837 at July 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 2.8%
18,523	Hexcel Corporation(b)	$1,109,713
45,214	Redwire Corporation(a),(b)	646,108
901	Teledyne Technologies, Inc.(a)	496,469
		2,252,290
	APPAREL & TEXTILE PRODUCTS - 1.1%
79,707	Canada Goose Holdings, Inc.(a),(b)	872,792

	ASSET MANAGEMENT - 0.7%
8,893	Etoro Group Ltd.(a)	533,224

	BANKING - 4.0%
41,902	Fulton Financial Corporation	752,141
23,527	Glacier Bancorp, Inc.	1,031,189
7,715	Pinnacle Financial Partners, Inc.	678,071
29,622	Seacoast Banking Corporation of Florida	835,044
		3,296,445
	BIOTECH & PHARMA - 7.2%
49,417	Anavex Life Sciences Corporation(a),(b)	558,412
6,933	Arcellx, Inc.(a)	494,947
59,276	Capricor Therapeutics, Inc.(a),(b)	484,878
78,560	Certara, Inc.(a)	773,031
16,201	Crinetics Pharmaceuticals, Inc.(a)	463,187
35,416	Denali Therapeutics, Inc.(a),(b)	489,803
12,376	GRAIL, Inc.(a),(b)	423,383
12,278	Guardant Health, Inc.(a),(b)	503,152
84,024	Olema Pharmaceuticals, Inc.(a)	431,883
46,433	Roivant Sciences Ltd.(a)	527,479
21,520	Structure Therapeutics, Inc. - ADR(a),(b)	383,056
24,678	Telix Pharmaceuticals Ltd. - ADR(a),(b)	335,374
		5,868,585
	CHEMICALS - 1.4%
227,534	Codexis, Inc.(a)	609,791
5,529	Sensient Technologies Corporation	620,851
		1,230,642

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	CONSUMER SERVICES - 1.1%
27,982	Universal Technical Institute, Inc.(a)	$901,580

	ELECTRICAL EQUIPMENT - 6.2%
21,654	Bloom Energy Corporation, Class A(a),(b)	809,643
8,149	BWX Technologies, Inc.(b)	1,238,078
93,180	Mirion Technologies, Inc.(a)	2,082,572
4,459	Powell Industries, Inc.(b)	1,057,229
		5,187,522
	ENGINEERING & CONSTRUCTION - 4.4%
2,022	Comfort Systems USA, Inc.	1,422,073
6,288	Installed Building Products, Inc.(b)	1,272,000
3,399	Sterling Infrastructure, Inc.(a)	909,538
		3,603,611
	ENTERTAINMENT CONTENT - 0.8%
24,156	IMAX Corporation(a),(b)	622,983

	FOOD - 0.9%
14,231	BellRing Brands, Inc.(a)	776,728

	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
6,028	Trex Company, Inc.(a)	387,239

	HEALTH CARE FACILITIES & SERVICES - 4.0%
3,716	Addus HomeCare Corporation(a),(b)	396,794
68,145	Ardent Health Partners, Inc.(a)	722,337
14,006	RadNet, Inc.(a)	766,548
55,671	SI-BONE, Inc.(a)	948,078
19,838	Surgery Partners, Inc.(a)	435,444
		3,269,201
	HOME CONSTRUCTION - 1.7%
11,603	Century Communities, Inc.	653,133
12,154	Champion Homes, Inc.(a)	740,178
		1,393,311

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	HOUSEHOLD PRODUCTS - 2.9%
12,394	elf Beauty, Inc.(a),(b)	$1,502,028
7,151	Interparfums, Inc.(b)	862,411
		2,364,439
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
22,472	Xometry, Inc., Class A(a),(b)	726,744

	INDUSTRIAL SUPPORT SERVICES - 2.7%
3,401	Applied Industrial Technologies, Inc.	923,372
5,451	Herc Holdings, Inc.(b)	636,731
20,805	WillScot Holdings Corporation(b)	610,627
		2,170,730
	INSTITUTIONAL FINANCIAL SERVICES - 5.6%
2,111	Evercore, Inc., Class A	635,707
3,098	Houlihan Lokey, Inc.	590,665
16,454	Moelis & Company, Class A	1,154,083
55,237	Perella Weinberg Partners(b)	1,101,426
8,020	Tradeweb Markets, Inc., Class A	1,111,171
		4,593,052
	INTERNET MEDIA & SERVICES - 2.2%
31,938	Fiverr International Ltd.(a)	705,191
30,022	Pinterest, Inc., Class A(a)	1,158,849
		1,864,040
	LEISURE FACILITIES & SERVICES - 2.7%
49,930	OneSpaWorld Holdings Ltd.	1,104,451
73,805	Portillo’s, Inc.(a),(b)	735,098
2,227	Texas Roadhouse, Inc.	412,285
		2,251,834
	LEISURE PRODUCTS - 0.6%
641	Axon Enterprise, Inc.(a)	484,269

	MACHINERY - 4.2%
19,231	CECO Environmental Corporation(a)	864,433
15,849	Flowserve Corporation	888,178
6,050	Lindsay Corporation	825,886

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	MACHINERY - 4.2% (Continued)
4,969	MSA Safety, Inc.(b)	$883,836
		3,462,333
	MEDICAL EQUIPMENT & DEVICES - 5.8%
72,233	Adaptive Biotechnologies Corporation(a)	739,666
80,608	AngioDynamics, Inc. (a)	714,187
28,294	Establishment Labs Holdings, Inc.(a),(b)	1,187,075
5,774	Lantheus Holdings, Inc.(a),(b)	411,051
6,562	Repligen Corporation(a)	768,213
36,272	Stevanato Group SpA(b)	896,281
		4,716,473
	METALS & MINING - 0.3%
3,373	MP Materials Corporation(a)	207,440

	OIL & GAS PRODUCERS - 0.5%
1,716	Cheniere Energy, Inc.	404,770

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
25,928	Kodiak Gas Services, Inc.	838,252

	RETAIL - CONSUMER STAPLES - 1.2%
7,176	Ollie’s Bargain Outlet Holdings, Inc. (a)	980,457

	RETAIL - DISCRETIONARY - 2.0%
4,531	Boot Barn Holdings, Inc.(a),(b)	778,879
12,196	Freshpet, Inc.(a)	833,231
		1,612,110
	SEMICONDUCTORS - 5.2%
27,858	Aehr Test Systems(a),(b)	470,800
29,321	Allegro MicroSystems, Inc.(a),(b)	920,972
16,381	Lattice Semiconductor Corporation(a)	816,265
541	Monolithic Power Systems, Inc.	384,781
7,965	Onto Innovation, Inc. (a)	754,684
4,350	SiTime Corporation(a)	882,398
		4,229,900

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SOFTWARE - 17.2%
49,250	ACV Auctions, Inc. (a)	$699,843
9,006	BILL Holdings, Inc. (a)	385,907
16,702	Blackline, Inc.(a),(b)	898,234
49,340	Clearwater Analytics Holdings, Inc., Class A(a)	999,628
45,341	Confluent, Inc., Class A(a)	803,669
15,420	Dynatrace, Inc. (a)	811,246
53,291	Freshworks, Inc., Class A(a)	692,250
21,223	Gitlab, Inc., Class A(a),(b)	929,780
32,276	JFrog Ltd. (a)	1,401,101
4,260	MongoDB, Inc. (a)	1,013,411
33,225	nCino, Inc.(a),(b)	927,808
7,512	Oddity Tech Ltd.(a),(b)	526,366
34,751	Privia Health Group, Inc. (a)	678,340
10,782	Procore Technologies, Inc. (a)	772,315
10,472	Q2 Holdings, Inc. (a)	850,326
15,539	Varonis Systems, Inc. (a)	867,542
25,112	Vertex, Inc., Class A(a),(b)	832,965
		14,090,731
	TECHNOLOGY HARDWARE - 1.0%
2,444	Fabrinet(b)	791,196

	TECHNOLOGY SERVICES - 3.2%
59,014	Core Scientific, Inc.(a),(b)	799,050
13,129	MAXIMUS, Inc.	969,708
7,910	Shift4 Payments, Inc., Class A(a),(b)	814,730
		2,583,488
	TRANSPORTATION & LOGISTICS - 1.2%
3,133	Saia, Inc. (a)	946,918

	TOTAL COMMON STOCKS (Cost $64,858,623)	79,515,329

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 35.1%
	COLLATERAL FOR SECURITIES LOANED - 31.0%
25,396,980	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $25,396,980)(c),(d)	$25,396,980

	MONEY MARKET FUND - 4.1%
3,312,704	Fidelity Investments Money Market Government Portfolio, Class I, 4.18% (Cost $3,312,704)(d)	3,312,704

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,709,684)	28,709,684

	TOTAL INVESTMENTS - 132.3% (Cost $93,568,307)	$108,225,013
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.3)%	(26,439,258)
	NET ASSETS - 100.0%	$81,785,755

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $24,317,343 at July 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $25,396,980 at July 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	MIXED ALLOCATION - 1.0%
128,764	Vietnam Enterprise Investments Ltd.(a)	$1,180,339

	TOTAL CLOSED END FUNDS (Cost $803,103)	1,180,339

	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 2.2%
262,609	Bharat Electronics Ltd.	1,142,235
1,735	Hanwha Aerospace Company Ltd.	1,230,934
738	LIG Nex1 Company Ltd.	330,467
		2,703,636
	ASSET MANAGEMENT - 2.4%
115,412	360 ONE WAM Ltd.	1,383,083
10,500	Futu Holdings Ltd. - ADR	1,613,640
		2,996,723
	AUTOMOTIVE - 1.0%
43,500	BYD Company Ltd., H Shares	635,139
4,004	Hyundai Motor Company	605,720
		1,240,859
	BANKING - 18.8%
152,062	Abu Dhabi Islamic Bank PJSC	998,391
3,998,400	Bank Central Asia Tbk P.T.	2,003,492
177,210	Bank of the Philippine Islands	359,963
34,335	Bank Polska Kasa Opieki S.A.	1,864,632
191,794	BDO Unibank, Inc.	469,340
138,500	China Merchants Bank Company Ltd., H Shares	898,749
3,917	Credicorp Ltd.	928,329
1,628,144	E.Sun Financial Holding Company Ltd.	1,736,956
228,931	FirstRand Ltd.	972,242
14,600	Grupo Financiero Galicia S.A. - ADR(b)	736,862
31,489	HDFC Bank Ltd. - ADR	2,417,411
69,450	HDFC Bank Ltd.	1,595,692
30,087	ICICI Bank Ltd. - ADR	1,013,932
942,000	Industrial & Commercial Bank of China Ltd., H Shares	721,786

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	BANKING - 18.8% (Continued)
14,479	KB Financial Group, Inc.	$1,143,914
8,921	OTP Bank Nyrt	723,854
1,909,900	Public Bank Bhd	1,881,000
99,644	Saudi Awwal Bank	858,878
178,000	SCB X PCL	685,353
74,272	Woori Financial Group, Inc.	1,310,470
		23,321,246
	BEVERAGES - 0.6%
19,800	Heineken Malaysia Bhd	111,047
96,002	Varun Beverages Ltd.	571,262
		682,309
	BIOTECH & PHARMA - 0.8%
4,306	Hugel, Inc.(a)	1,033,579

	E-COMMERCE DISCRETIONARY - 3.5%
279,841	Alibaba Group Holding Ltd.	4,207,359

	ELECTRIC UTILITIES - 0.7%
15,944	Metlen Energy & Metals S.A.	877,573

	ENGINEERING & CONSTRUCTION - 3.5%
1,016,900	Gamuda Bhd	1,227,395
333,564	Indus Towers Ltd.(a)	1,377,306
40,196	Larsen & Toubro Ltd.	1,664,348
		4,269,049
	GAS & WATER UTILITIES - 1.2%
3,900	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	75,192
71,700	Cia de Saneamento Basico do Estado de Sao Paulo	1,383,347
		1,458,539
	HEALTH CARE FACILITIES & SERVICES - 4.5%
1,041,300	Bangkok Dusit Medical	682,877
242,032	Max Healthcare Institute Ltd.	3,438,012
50,643	Specialized Medical Company(a)	267,572

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.5% (Continued)
273,000	Wuxi Biologics Cayman, Inc.(a),(c)	$1,110,030
		5,498,491
	HOME CONSTRUCTION - 0.4%
468,349	Talaat Moustafa Group	513,963

	HOUSEHOLD PRODUCTS - 0.2%
19,600	Mao Geping Cosmetics Company LTD(c)	249,173

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
38,800	Hong Kong Exchanges & Clearing Ltd.	2,099,815

	INSURANCE - 4.0%
168,000	AIA Group Ltd.	1,566,465
10,317	DB Insurance Company Ltd.	942,992
860,000	PICC Property & Casualty Company Ltd., H Shares	1,785,006
49,790	Prudential PLC	631,648
		4,926,111
	INTERNET MEDIA & SERVICES - 12.3%
233,210	Grab Holdings Ltd.(a)	1,140,397
248,000	Kuaishou Technology(a),(c)	2,421,492
126,500	Tencent Holdings Ltd.	8,856,571
98,700	Tencent Music Entertainment Group - ADR	2,071,713
10,700	Trip.com Group Ltd.	664,284
		15,154,457
	LEISURE FACILITIES & SERVICES - 2.2%
161,220	Jollibee Foods Corporation	600,308
377,479	Lemon Tree Hotels Ltd.(a),(c)	642,686
65,160	OPAP S.A.	1,462,715
		2,705,709
	METALS & MINING - 1.1%
265,000	Chifeng Jilong Gold Mining Company Ltd.(c)	776,405
60,800	Vale S.A. - ADR	579,424
		1,355,829

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	OIL & GAS PRODUCERS - 0.7%
376,189	Gazprom PJSC(a),(d),(e)	$—
19,000	Vista Energy S.A.B. de C.V. - ADR(a),(b)	849,300
		849,300
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
606,279	ADNOC Drilling Company PJSC	963,920

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
1,220,300	Ayala Land, Inc.	522,657
183,800	Cyrela Brazil Realty S.A. Empreendimentos e	800,871
		1,323,528
	RENEWABLE ENERGY - 1.3%
43,200	Contemporary Amperex Technology Company Ltd.	1,580,026

	RETAIL - CONSUMER STAPLES - 0.0%(f)
8,512	Magnit PJSC(a),(d),(e)	—

	RETAIL - DISCRETIONARY - 1.9%
258	LPP S.A.	1,145,948
272,700	Vivara Participacoes S.A.	1,231,090
		2,377,038
	SEMICONDUCTORS - 14.3%
5,000	ASPEED Technology, Inc.	755,319
9,000	eMemory Technology, Inc.	607,734
10,708	SK Hynix, Inc.	2,063,803
372,608	Taiwan Semiconductor Manufacturing Company Ltd.	14,309,427
		17,736,283
	SPECIALTY FINANCE - 1.5%
34,186	Cholamandalam Investment and Finance Company Ltd.	561,111
35,300	Qifu Technology, Inc. - ADR	1,211,849
		1,772,960
	TECHNOLOGY HARDWARE - 10.3%
82,099	Accton Technology Corporation	2,418,692
90,000	Asia Vital Components Co., Ltd.	2,728,673
96,786	Samsung Electronics Company Ltd.	4,905,082

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TECHNOLOGY HARDWARE - 10.3% (Continued)
391,800	Xiaomi Corp(a),(c)	$2,636,018
		12,688,465
	TECHNOLOGY SERVICES - 0.6%
3,229	Elm Company	782,269

	TELECOMMUNICATIONS - 2.1%
117,968	Bharti Airtel Ltd.	2,571,176

	TRANSPORTATION & LOGISTICS - 0.9%
387,200	Rumo S.A.	1,147,121

	TRANSPORTATION EQUIPMENT - 0.7%
14,122	Eicher Motors Ltd.	879,774

	TOTAL COMMON STOCKS (Cost $87,448,582)	119,966,280

	PREFERRED STOCKS — 1.1%
	AUTOMOTIVE — 0.3%
3,429	Hyundai Motor Company	403,546

	TECHNOLOGY HARDWARE — 0.8%
21,864	Samsung Electronics Company Ltd.	895,216

	TOTAL PREFERRED STOCKS (Cost $1,248,435)	1,298,762

	SHORT-TERM INVESTMENTS — 1.9%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
1,391,148	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(g),(h)	1,391,148

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9% (Continued)
	MONEY MARKET FUNDS - 0.8%
958,097	First American Government Obligations Fund, Class X, 4.19%(h)	$958,097

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,349,245)	2,349,245

	TOTAL INVESTMENTS - 101.3% (Cost $91,849,365)	$124,794,626
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(1,579,879)
	NET ASSETS - 100.0%	$123,214,747

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,326,909 at July 31, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $7,835,804 or 6.4% of net assets.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(e)	Illiquid security.

(f)	Percentage rounds to less than 0.1%.

(g)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $1,391,148 at July 31, 2025.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1%
	AEROSPACE & DEFENSE - 3.0%
5,586	Airbus S.E.	$1,123,698
1,950	Dassault Aviation S.A.	607,473
1,800	Embraer S.A.	25,870
166	Hanwha Aerospace Company Ltd.	117,772
2,185	Leonardo SpA	117,842
3,270	MTU Aero Engines A.G.	1,411,300
39,911	Rolls-Royce Holdings plc	566,458
1,968	Safran S.A.	649,300
		4,619,713
	APPAREL & TEXTILE PRODUCTS - 0.4%
817	Adidas A.G.	156,236
2,600	Asics Corporation	61,127
55,100	Huali Industrial Group Company Ltd.	398,496
		615,859
	ASSET MANAGEMENT - 3.3%
162,300	Everbright Securities Company Ltd.	408,860
11,500	Industrivarden A.B., C Shares	424,761
25,896	Investor A.B., B Shares	750,576
1,207	Julius Baer Group Ltd.	81,670
36,338	UBS Group A.G.(a)	1,353,313
120,106	XP, Inc., Class A	1,938,510
		4,957,690
	AUTOMOTIVE - 1.0%
4,244	Hyundai Mobis Company Ltd.	890,572
1,761	Kia Corp	128,135
1,767	Magna International, Inc.(a)	72,447
205	Rheinmetall A.G.	406,015
		1,497,169
	BANKING - 22.1%
775	ABN AMRO Bank N.V. (b)	22,416
33,209	Abu Dhabi Commercial Bank PJSC	146,947
110,828	Abu Dhabi Islamic Bank PJSC	727,662
143,000	Agricultural Bank of China Ltd., H Shares	93,682

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 22.1% (Continued)
17,316	AIB Group plc	$136,673
0	Akbank T.A.S.	1
7,988	Al Rajhi Bank	201,399
27,239	Alpha Bank S.A.	102,014
30,481	Banco Bilbao Vizcaya Argentaria S.A.	508,643
194,656	Banco BPM SpA	2,483,815
24,156	Banco de Sabadell S.A.	89,205
55,100	Banco do Brasil S.A.	193,841
85,730	Banco Santander S.A.	736,884
6,714	Bank Hapoalim BM	125,893
8,455	Bank Leumi Le-Israel BM	156,389
2,113,100	Bank Negara Indonesia Persero Tbk P.T.	512,321
4,202,000	Bank of China Ltd., H Shares	2,425,458
553,000	Bank of Communications Company Ltd., H Shares	498,181
229,387	Bank of Ireland Group PLC	3,077,729
95,786	Barclays plc - ADR	1,879,320
79,615	Barclays PLC	389,161
31,712	BNK Financial Group, Inc.	330,266
42,074	BNP Paribas S.A.	3,838,297
325,500	BOC Hong Kong Holdings Ltd.	1,461,584
20,483	CaixaBank S.A.	192,814
475	Capitec Bank Holdings Ltd.	92,085
242,000	China CITIC Bank Corp Ltd., H Shares	224,848
443,000	China Construction Bank Corporation, H Shares	453,103
116,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	92,005
339	Credicorp Ltd.	80,343
3,867	Danske Bank A/S	153,420
97,898	Emirates NBD Bank PJSC	712,940
1,178	Erste Group Bank A.G.	107,779
6,555	FinecoBank Banca Fineco SpA	139,657
24,674	First Abu Dhabi Bank PJSC	120,703
27,735	FirstRand Ltd.	117,787
75,796	Grupo Cibest S.A.	978,387
13,916	Grupo Financiero Banorte S.A.B. de C.V. - ADR	619,819

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 22.1% (Continued)
12,700	Grupo Financiero Banorte SAB de CV	$113,112
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	621,660
28,900	Hang Seng Bank Ltd.	420,979
307,900	Huaxia Bank Company Ltd.	339,713
924	Industrial & Commercial Bank of China Ltd. - ADR	14,073
1,348,000	Industrial & Commercial Bank of China Ltd., H Shares	1,032,874
41,894	ING Groep N.V.	976,883
110,337	Intesa Sanpaolo SpA	665,167
6,727	Israel Discount Bank Ltd., Class A	64,326
32,900	Itau Unibanco Holding S.A.	183,189
8,000	Japan Post Bank Company Ltd.	89,294
15,000	Kasikornbank PCL	73,926
12,641	KB Financial Group, Inc.	998,702
115,200	Krung Thai Bank PCL	77,196
321,737	Lloyds Banking Group plc - ADR(a)	1,357,730
354,766	Lloyds Banking Group PLC	363,795
2,822	Mediobanca Banca di Credito Finanziario SpA	62,164
700	Mizrahi Tefahot Bank Ltd.	43,237
4,952	National Bank of Greece S.A.	69,110
16,287	Nordea Bank Abp	237,809
1,218	OTP Bank Nyrt	98,829
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	98,541
17,423	Qatar National Bank QPSC	89,647
775,890	Sberbank of Russia PJSC(c),(d),(e)	—
24,500	SCB X PCL	94,332
2,831	Shinhan Financial Group Company Ltd.	137,083
3,214	Societe Generale S.A.	205,255
8,021	Svenska Handelsbanken A.B., A Shares	97,747
4,762	Swedbank A.B., Class A	126,824
7,760	Turkiye Garanti Bankasi A/S	27,203
1	Turkiye Is Bankasi A/S	0
6,731	UniCredit SpA	495,492

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 22.1% (Continued)
1,284,860,000	VTB Bank PJSC(c),(d),(e)	$—
2,347	Woori Financial Group, Inc.	41,411
0	Yapi ve Kredi Bankasi A/S(e)	0
		33,540,775
	BEVERAGES - 0.5%
75,800	Ambev S.A.	169,744
8,500	Fomento Economico Mexicano S.A.B. de C.V.	76,850
17,500	Kirin Holdings Company Ltd.	230,618
13,600	Yakult Honsha Company Ltd.	218,799
		696,011
	BIOTECH & PHARMA - 2.0%
10,400	Astellas Pharma, Inc.	107,838
1,693	AstraZeneca PLC	250,896
18,700	Daiichi Sankyo Company Ltd.	458,765
291	Genmab A/S(e)	62,656
100,000	Livzon Pharmaceutical Group, Inc.	478,671
5,300	Otsuka Holdings Company Ltd.	252,342
3,700	Shionogi & Company Ltd.	61,882
50,700	Takeda Pharmaceutical Company Ltd.	1,392,773
		3,065,823
	CHEMICALS - 0.3%
3,282	Nutrien Ltd.(a)	194,688
10,128	PhosAgro PJSC(c),(d),(e)	—
76,700	Satellite Chemical Company Ltd.	207,113
		401,801
	COMMERCIAL SUPPORT SERVICES - 0.1%
3,600	Recruit Holdings Company Ltd.	213,601

	CONSTRUCTION MATERIALS - 0.3%
207,900	Huaxin Cement Company Ltd., Class A	444,067
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		444,067

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	CONTAINERS & PACKAGING - 0.1%
7,938	Brambles Ltd.	$121,444

	DIVERSIFIED INDUSTRIALS - 0.0%(f)
1,408	Alfa Laval A.B.	61,354

	E-COMMERCE DISCRETIONARY - 0.4%
25,100	Meituan (b),(e)	387,232
9,132	Vipshop Holdings Ltd. - ADR	137,802
		525,034
	ELECTRIC UTILITIES - 1.3%
1,449	Emera, Inc.	68,037
6,989	Fortis, Inc.(a)	342,251
10,731	Hydro One Ltd.	379,488
11,855	Korea Electric Power Corporation - ADR	162,888
276,800	Tokyo Electric Power Company Holdings, Inc.(e)	1,048,158
		2,000,822
	ELECTRICAL EQUIPMENT - 3.3%
62,916	ABB Ltd.	4,113,407
1,400	Daikin Industries Ltd.	172,145
1,433	Prysmian SpA	114,506
3,587	Siemens Energy A.G.(e)	415,522
		4,815,580
	ENGINEERING & CONSTRUCTION - 0.0%(f)
1	Enka Insaat ve Sanayi A/S	1

	ENTERTAINMENT CONTENT - 4.2%
80,500	37 Interactive Entertainment Network Technology	185,132
5,800	Bandai Namco Holdings, Inc.	187,562
7,600	Capcom Company Ltd.	193,471
1,226	CD Projekt S.A.	81,890
551,400	Giant Network Group Company Ltd.	1,812,190
16,000	Konami Group Corporation	2,172,228
13,500	NetEase, Inc.	352,921

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	ENTERTAINMENT CONTENT - 4.2% (Continued)
30,400	Nexon Company Ltd.	$556,283
1,943	Sea Ltd. - ADR(e)	304,371
9,200	Toho Company Ltd.	580,481
		6,426,529
	FOOD - 1.6%
5,800	Ajinomoto Company, Inc.	153,453
447,800	Charoen Pokphand Foods PCL	311,266
59,400	Dekon Food And Agriculture Group(b)	685,183
1,350,500	WH Group Ltd.(b)	1,352,041
		2,501,943
	HEALTH CARE FACILITIES & SERVICES - 0.9%
45,782	Asymchem Laboratories Tianjin Company Ltd.	725,664
45,172	WuXi AppTec Company Ltd.	599,574
		1,325,238
	HOME & OFFICE PRODUCTS - 0.4%
1	Arcelik A/S(e)	3
24,200	Haier Smart Home Company Ltd., H Shares	76,239
103,600	Hisense Home Appliances Group Company Ltd.	368,851
48,000	Hisense Home Appliances Group Company Ltd., H Shares	137,651
		582,744
	HOUSEHOLD PRODUCTS - 0.2%
8,000	Kao Corporation	359,986

	INDUSTRIAL INTERMEDIATE PROD - 1.0%
704,700	China International Marine Containers Group, H shares	756,859
657,700	China International Marine Containers Group	749,504
		1,506,363
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
30,000	B3 S.A. - Brasil Bolsa Balcao	67,288
1,134	Computershare Ltd.	30,526
1,003	Deutsche Boerse A.G.	290,412
175,800	Guotai Junan Securities Company Ltd.(b)	379,506
22,800	Hong Kong Exchanges & Clearing Ltd.	1,233,912
5,200	Japan Exchange Group, Inc.	50,818

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.7% (Continued)
4,005	London Stock Exchange Group plc - ADR	$122,473
49,300	Nomura Holdings, Inc.	325,703
1,200	Singapore Exchange Ltd.	14,714
		2,515,352
	INSURANCE - 8.4%
181,400	AIA Group Ltd.	1,691,409
1,953	Allianz S.E.	772,197
23,994	Aviva plc	205,006
39,000	China Life Insurance Company Ltd., H Shares	112,656
13,600	China Pacific Insurance Group Company Ltd., H Shares	54,773
1,142,000	China Reinsurance Group Corporation(b)	198,233
14,800	Dai-ichi Life Insurance Co. Ltd.	117,105
635	Fairfax Financial Holdings Ltd.	1,123,147
12,290	Generali	458,735
7,097	Hyundai Marine & Fire Insurance Company Ltd.(e)	133,203
14,300	Japan Post Holdings Company Ltd.	132,433
11,900	MS&AD Insurance Group Holdings, Inc.	254,266
35,287	NN Group N.V.	2,377,352
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,776,241
22,000	Ping An Insurance Group Company of China Ltd., H Shares	151,038
3,712	Samsung Fire & Marine Insurance Company Ltd.	1,165,302
31,900	Sompo Holdings, Inc.	940,674
1,300	T&D Holdings, Inc.	31,746
10,200	Tokio Marine Holdings, Inc.	409,576
816	Zurich Insurance Group A.G.	556,592
		12,661,684
	INTERNET MEDIA & SERVICES - 1.4%
970	Kakao Corporation	40,010
748	NAVER Corporation	125,182
353	Scout24 A.G.(b)	47,201
841	Spotify Technology S.A.(e)	526,920
18,600	Tencent Holdings Ltd.	1,302,231
33,000	Z Holdings Corporation	120,625
		2,162,169

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9%
2,945	Aristocrat Leisure Ltd.	$131,864
995	Evolution A.B.(b)	88,531
63,200	H World Group Ltd.	197,260
39,000	Haidilao International Holding Ltd.(b)	69,135
148,800	Shanghai Jinjiang International Hotels Company	465,876
260,900	Wanda Film Holding Company Ltd.(e)	423,028
1,303	Yum China Holdings, Inc.	60,824
		1,436,518
	MACHINERY - 0.1%
7,000	Techtronic Industries Company Ltd.	83,704
6,800	WEG S.A.	44,930
		128,634
	MEDICAL EQUIPMENT & DEVICES - 2.1%
11,700	Hoya Corporation	1,476,164
8,400	Olympus Corporation	100,359
4,944	Sonova Holding A.G.	1,345,780
12,700	Terumo Corporation	215,366
		3,137,669
	METALS & MINING - 4.5%
18,079	Agnico Eagle Mines Ltd.(a)	2,248,305
2,140	Alamos Gold, Inc., Class A	52,002
9,541	Barrick Mining Corporation	201,506
2,664	First Quantum Minerals Ltd.(e)	44,778
13,368	Franco-Nevada Corporation(a)	2,129,924
11,875	Gold Fields Ltd.	289,616
75,200	Huaibei Mining Holdings Company Ltd.	128,170
6,150	Kinross Gold Corporation	98,402
378,500	MMC Norilsk Nickel PJSC(c),(d),(e)	—
6,021	Northern Star Resources Ltd.	59,819
1,912	Pan American Silver Corporation(a)	51,662
11,469	Wheaton Precious Metals Corporation	1,049,528
204,300	Wuchan Zhongda Group Company Ltd.	152,758
79,453	Zhejiang Huayou Cobalt Company Ltd.	485,864
		6,992,334

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	OIL & GAS PRODUCERS - 2.1%
80,970	BP PLC	$434,024
7,629	Cenovus Energy, Inc.	116,120
1,214,000	China Petroleum & Chemical Corporation, H Shares	712,405
15,200	ENEOS Holdings, Inc.	79,782
6,389	Equinor ASA	164,118
87,530	Gazprom PJSC - ADR(c),(d),(e)	—
247,390	Gazprom PJSC(c),(d),(e)	—
5,300	Inpex Corporation	75,468
24,250	LUKOIL PJSC(c),(d),(e)	—
2,334	ORLEN S.A.	51,978
1,184,100	PetroChina Company Ltd., H Shares	1,157,144
54,000	PTT PCL	54,723
4,541	Repsol S.A.	68,887
117,940	Rosneft Oil Company PJSC(c),(d),(e)	—
6,867	Suncor Energy, Inc.	270,972
6,830	Tatneft PJSC(c),(d),(e)	—
		3,185,621
	PUBLISHING & BROADCASTING - 0.1%
7,110	Informa plc	81,303

	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
33,223	Emaar Properties PJSC	137,581
59,665	Ronesans Gayrimenkul Yatirim A/S(e)	200,988
7,500	Sun Hung Kai Properties Ltd.	89,081
204,000	Wharf Real Estate Investment Company Ltd.	647,664
12,600	Zhejiang China Commodities City Group Company Ltd.	37,199
		1,112,513
	REAL ESTATE SERVICES - 0.2%
1,646	FirstService Corporation	324,624

	RENEWABLE ENERGY - 0.3%
5,304	Vestas Wind Systems A/S	96,847
371,000	Xinjiang Goldwind Science & Technology Company Ltd.	329,330
		426,177

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1%
1,500	Alimentation Couche-Tard, Inc.	$77,945
13,500	CK Hutchison Holdings Ltd.	87,872
2,579	Dollarama, Inc.	352,491
31,509	Jeronimo Martins SGPS S.A.	768,528
500	Kobe Bussan Company Ltd.	13,315
2,793	Metro, Inc.	213,567
6,459	Woolworths Group Ltd.	130,391
		1,644,109
	RETAIL - DISCRETIONARY - 1.3%
2,200	Fast Retailing Company Ltd.	671,091
5,896	Industria de Diseno Textil S.A.	281,786
62,300	Lao Feng Xiang Company Ltd., A Shares	406,813
58,400	Lao Feng Xiang Company Ltd., B Shares	209,014
439	Pandora A/S	72,482
6,267	Wesfarmers Ltd.	342,793
		1,983,979
	SEMICONDUCTORS - 5.5%
40,800	Kioxia Holdings Corporation(e)	664,605
7,000	MediaTek, Inc.	316,203
2,672	SK Hynix, Inc.	514,987
1,538	STMicroelectronics N.V.	39,162
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	6,451,776
2,000	Tokyo Electron Ltd.	317,970
		8,304,703
	SOFTWARE - 2.2%
111	Constellation Software, Inc.	382,947
272	CyberArk Software Ltd.(e)	111,920
3,652	Dassault Systemes S.E.	120,037
367	Descartes Systems Group, Inc. (The)(e)	38,814
175	Nice Ltd.(e)	27,316
6,500	Obic Company Ltd.	231,426
1,600	Open Text Corporation(a)	47,088
304	Pro Medicus Ltd.	62,426
4,707	SAP S.E.	1,346,717

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	SOFTWARE - 2.2% (Continued)
6,463	Shopify, Inc., Class A(e)	$789,956
4,600	TIS, Inc.	146,755
814	Xero Ltd.(e)	93,738
		3,399,140
	SPECIALTY FINANCE - 0.7%
17,600	ORIX Corporation	395,365
20,481	Samsung Card Company Ltd.	729,129
		1,124,494
	STEEL - 0.1%
2,151	POSCO - ADR	117,531

	TECHNOLOGY HARDWARE - 4.6%
70,790	Anker Innovations Technology Company Ltd.	1,214,163
3,000	Asustek Computer, Inc.	65,690
34,500	Avary Holding Shenzhen Company Ltd.	252,599
10,100	Brother Industries Ltd.	171,867
18,800	Canon, Inc.	533,991
9,000	Delta Electronics, Inc.	169,121
154,808	Hisense Visual Technology Company Ltd.	488,092
66,000	Hon Hai Precision Industry Company Ltd.	387,146
538	LG Electronics, Inc.	29,612
449	LG Innotek Company Ltd.	49,818
9,700	Nintendo Company Ltd.	810,748
23,761	Nokia OYJ	96,886
39,600	Panasonic Holdings Corporation	374,604
43,965	Samsung Electronics Company Ltd.	2,228,132
14,277	Telefonaktiebolaget LM Ericsson, Class B	103,719
		6,976,188
	TECHNOLOGY SERVICES - 1.2%
120	Adyen N.V.(b),(e)	205,929
1,131	CGI, Inc.	109,035
4,480	Experian plc	236,055
18,100	Nomura Research Institute Ltd.	716,254

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TECHNOLOGY SERVICES - 1.2% (Continued)
5,922	RELX plc	$307,704
1,157	Wolters Kluwer N.V.	180,310
		1,755,287
	TELECOMMUNICATIONS - 4.8%
6,500	Advanced Info Service PCL	57,559
34,036	BT Group PLC	92,954
96,561	Deutsche Telekom A.G.	3,465,111
35,200	KDDI Corporation	577,712
745,700	Maxis Bhd	599,991
585,800	Nippon Telegraph & Telephone Corporation	591,600
19,056	Ooredoo QPSC	70,433
1,997	Rogers Communications, Inc., Class B(a)	66,700
47,500	Singapore Telecommunications Ltd.	141,559
6,625	Tele2 A.B., B Shares	102,407
149,500	Telefonica Brasil S.A.	841,235
26,915	Telekom Austria A.G.	285,807
17,151	Telstra Group Ltd.	54,660
3,053	TELUS Corporation	49,153
245,517	Vodafone Group plc	266,190
		7,263,071
	TOBACCO & CANNABIS - 0.1%
3,355	British American Tobacco plc - ADR	180,096

	TRANSPORTATION & LOGISTICS - 2.4%
21,600	ANA Holdings, Inc.	400,535
15,349	Canadian National Railway Company	1,434,364
4,100	Central Japan Railway Company	95,584
135,000	China Airlines Ltd.	92,277
51,800	China Merchants Port Group Company Ltd.	144,569
10,700	East Japan Railway Company	229,355
3,924	Poste Italiane SpA(b)	84,823
3,800	Singapore Technologies Engineering Ltd.	25,564
1,027	TFI International, Inc.	89,524
9,234	Transurban Group	81,717

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4% (Continued)
1	Turk Hava Yollari AO	$7
880,900	YUNDA Holding Group Company Ltd.	928,266
		3,606,585
	TRANSPORTATION EQUIPMENT - 2.6%
144,266	China CSSC Holdings Ltd.	686,836
2,605	HD Hyundai Heavy Industries Company Ltd.	909,149
2,520	Kongsberg Gruppen ASA	75,306
7,161	Korea Shipbuilding & Offshore Engineering Company	1,829,982
17,634	Wartsila OYJ Abp	487,462
		3,988,735
	WHOLESALE - DISCRETIONARY - 0.6%
21,400	Pop Mart International Group Ltd.(b)	667,550
10,000	Toyota Tsusho Corporation	229,193
		896,743

	TOTAL COMMON STOCKS (Cost $122,622,672)	145,684,806

	EXCHANGE-TRADED FUNDS — 1.2%
	EQUITY - 1.2%
14,123	iShares Core MSCI EAFE ETF	1,156,250
6,927	iShares Core MSCI Emerging Markets ETF	417,906
3,304	iShares MSCI EAFE ETF(a)	289,166
		1,863,322

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,871,486)	1,863,322

	PREFERRED STOCKS — 2.0%
	AUTOMOTIVE — 0.1%
987	Volkswagen A.G.	103,262

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares				Fair Value
	PREFERRED STOCKS — 2.0% (Continued)
	BANKING — 0.5%
27,900	Banco Bradesco S.A.			$77,226
44,474	Grupo Cibest S.A.			481,587
25,600	Itau Unibanco Holding S.A.(e)			159,914
				718,727
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
110,420	Mirae Asset Securities Company Ltd.			672,070

	INSURANCE — 0.5%
3,206	Samsung Fire & Marine Insurance Company Ltd.			760,688

	TECHNOLOGY HARDWARE — 0.5%
19,632	Samsung Electronics Company Ltd.			803,828

	TOTAL PREFERRED STOCKS (Cost $2,421,598)			3,058,575

		Expiration Date	Exercise Price
	WARRANT — 0.0%(f)
	SOFTWARE - 0.0% (f)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 5.9%
	COLLATERAL FOR SECURITIES LOANED - 4.7%
7,240,598	Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(g),(h)			7,240,597

	MONEY MARKET FUNDS - 1.2%
1,779,727	Fidelity Government Portfolio, Institutional, 4.18%(h)			1,779,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,020,324)			9,020,324

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Fair Value
TOTAL INVESTMENTS - 105.2% (Cost $135,936,080)	$159,627,027
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(7,900,982)
NET ASSETS - 100.0%	$151,726,045

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,051,152 at July 31, 2025.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $4,187,780 or 2.8% of net assets.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Illiquid security.

(e)	Non-income producing security.

(f)	Percentage rounds to less than 0.1%.

(g)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $7,240,597 at July 31, 2025.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 39.0%
	COMMODITY - 8.0%
251,288	iShares GSCI Commodity Dynamic Roll Strategy ETF(a)			$6,709,390

	EQUITY - 31.0%
144,100	Franklin FTSE Japan ETF(a)			4,575,175
107,400	Franklin FTSE United Kingdom ETF			3,285,366
30,600	Invesco Nasdaq 100 ETF			7,116,642
56,400	SPDR EURO STOXX 50 ETF(a)			3,263,868
12,200	SPDR S&P 500 ETF Trust ETF			7,711,376
				25,952,427

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,420,757)			32,661,817

Principal Amount ($)		Coupon Rate (%)	Maturity
	NON U.S. GOVERNMENT & AGENCIES — 3.5%
	SUPRANATIONAL — 3.5%
1,500,000	Asian Development Bank	1.0000	04/14/26	1,465,801
1,500,000	Asian Development Bank	2.6250	01/12/27	1,469,711
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,934,920)			2,935,512

	U.S. GOVERNMENT & AGENCIES — 39.4%
	U.S. TREASURY NOTES — 39.4%
3,500,000	United States Treasury Note	2.0000	08/15/25	3,496,631
3,500,000	United States Treasury Note	0.2500	09/30/25	3,476,626
3,500,000	United States Treasury Note	0.2500	10/31/25	3,464,857
3,500,000	United States Treasury Note	2.8750	11/30/25	3,483,031
2,500,000	United States Treasury Note	0.3750	12/31/25	2,459,556
3,000,000	United States Treasury Note	3.8750	01/15/26	2,994,779
3,500,000	United States Treasury Note	0.5000	02/28/26	3,423,632
3,000,000	United States Treasury Note	2.2500	03/31/26	2,960,489
1,500,000	United States Treasury Note	0.7500	08/31/26	1,446,563
2,000,000	United States Treasury Note	0.8750	09/30/26	1,926,563

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.4% (Continued)
	U.S. TREASURY NOTES — 39.4% (Continued)
2,000,000	United States Treasury Note	1.1250	10/31/26	$1,927,852
2,000,000	United States Treasury Note	1.2500	12/31/26	1,923,281
				32,983,860
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,971,689)			32,983,860

Shares
	SHORT-TERM INVESTMENTS — 25.2%
	COLLATERAL FOR SECURITIES LOANED - 9.7%
8,129,787	Mount Vernon Liquid Assets Portfolio, LLC, , 4.42% (Cost $8,129,787)(b) (d)			8,129,787

	MONEY MARKET FUNDS - 15.5%
12,979,202	MSILF Government Portfolio, Institutional Class, 4.20% (Cost $12,979,202)(b)			12,979,202

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,108,989)			21,108,989

	TOTAL INVESTMENTS - 107.1% (Cost $79,436,355)			$89,690,178
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%			(5,975,454)
	NET ASSETS - 100.0%			$83,714,724

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
105	CBOT 10 Year US Treasury Note	09/22/2025	$11,661,563	$66,753
25	Eurex 10 Year Euro BUND Future	09/09/2025	3,702,329	(34,959)
26	Euro BONO Futures on long-term Spanish government	09/09/2025	3,663,987	(20,701)
56	Euro-BTP Italian Bond Futures	09/09/2025	7,721,580	8,200
55	French Government Bond Futures	09/09/2025	7,742,578	(83,063)
63	Long Gilt Future	09/29/2025	7,667,829	69,062
	TOTAL LONG FUTURES CONTRACTS			$5,292

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
11	CME E-Mini NASDAQ 100 Index Future	09/22/2025	$5,140,300	$(243,877)
18	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	5,736,825	(293,028)
22	Eurex EURO STOXX 50 Future	09/22/2025	1,341,402	(5,915)
11	FTSE 100 Index Future	09/22/2025	1,325,462	(37,930)
5	TSE TOPIX (Tokyo Price Index) Future	09/12/2025	977,824	(28,987)
	TOTAL SHORT FUTURES CONTRACTS			$(609,737)
	TOTAL FUTURES CONTRACTS			$(604,445)

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation
To Sell:
British Pound	10/16/2025	US Bank	2,350,000	$3,105,776	$53,319
Euro	10/16/2025	US Bank	2,800,000	3,213,077	73,195
Japanese Yen	10/16/2025	US Bank	640,000,000	4,279,968	80,880
				$10,598,821	$207,394

Total					$207,394

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,886,143 at July 31, 2025.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $8,129,787 at July 31, 2025.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c), (l)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%
	INSURANCE — 0.5%
31,098	Brighthouse Financial, Inc.(d)		—		514,361
45,419	Brighthouse Financial, Inc.		—		758,497
					1,272,858
	TOTAL PREFERRED STOCKS (Cost $1,279,266)				1,272,858

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.2%
	ASSET MANAGEMENT — 1.0%
2,450,000	CI Financial Corporation(c)		7.5000	05/30/29	2,589,270

	AUTOMOTIVE — 1.8%
2,429,000	Ford Motor Credit Company, LLC(d)		6.9500	06/10/26	2,456,945
2,195,000	General Motors Company		5.3500	04/15/28	2,230,851
					4,687,796
	BANKING — 8.4%
2,500,000	ABN AMRO Bank N.V.(c),(e)	H15T1Y + 1.550%	6.5750	10/13/26	2,508,662
3,590,000	Barclays plc(d),(e)	USISSO05 + 3.686%	7.6250	09/15/73	3,679,980
2,005,000	JPMorgan Chase & Company(f)	ICE LIBOR USD 3 Month + 0.550%	5.0900	02/01/27	1,980,335
3,550,000	NatWest Group plc(e)	H15T1Y + 2.850%	7.4720	11/10/26	3,575,384
4,615,000	Societe Generale S.A.(c)		5.2500	02/19/27	4,651,501
5,145,000	Wells Fargo & Company(f)	US0003M + 0.500%	5.0790	01/15/27	5,098,305
795,000	Wells Fargo & Company		5.9500	12/01/86	809,412
					22,303,579
	BIOTECH & PHARMA — 0.6%
1,750,000	Biocon Biologics Global plc(c)		6.6700	10/09/29	1,648,166

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.2% (Continued)
	CHEMICALS — 1.7%
2,700,000	Braskem Netherlands Finance BV(c),(d)		8.0000	10/15/34	$1,922,400
2,520,000	FMC Corporation(e)	H15T5Y + 4.366%	8.4500	11/01/55	2,612,058
					4,534,458
	COMMERCIAL SUPPORT SERVICES — 0.3%
725,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	740,196

	CONSUMER SERVICES — 0.8%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,223,531

	E-COMMERCE DISCRETIONARY — 1.6%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	2,062,308
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,212,486
					4,274,794
	ELECTRIC UTILITIES — 4.8%
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,465,582
2,895,000	Dominion Energy, Inc.(e)	H15T5Y + 2.207%	6.6250	05/15/55	2,973,000
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,031,943
3,300,000	PG&E Corporation(e)	H15T5Y + 3.883%	7.3750	03/15/55	3,188,965
					12,659,490
	ENGINEERING & CONSTRUCTION — 0.9%
2,345,000	IHS Holding Ltd.(c)		5.6250	11/29/26	2,318,902

	ENTERTAINMENT CONTENT — 2.4%
2,700,000	Discovery Communications, LLC		3.9500	03/20/28	2,597,063
2,064,000	Paramount Global		7.8750	07/30/30	2,299,221
1,560,000	Paramount Global(d)		6.8750	04/30/36	1,624,005
					6,520,289
	FOOD — 0.5%
1,205,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,234,724

	HEALTH CARE FACILITIES & SERVICES — 1.0%
2,950,000	Centene Corporation		3.0000	10/15/30	2,570,499

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	$324,338
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,600,765
					2,925,103
	INSURANCE — 2.5%
385,000	Farmers Exchange Capital(c)		7.0500	07/15/28	404,078
1,130,000	Farmers Insurance Exchange(c),(e)	H15T10Y + 3.864%	7.0000	10/15/64	1,158,562
3,835,000	Ohio National Financial Services, Inc.(c)		6.8000	01/24/30	3,784,390
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,343,743
					6,690,773
	LEISURE FACILITIES & SERVICES — 1.4%
3,100,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.(c)		4.6250	04/06/31	2,570,519
1,000,000	Voyager Parent, LLC(c)		9.2500	07/01/32	1,058,898
					3,629,417
	METALS & MINING — 1.3%
1,445,000	First Quantum Minerals Ltd.(c)		8.0000	03/01/33	1,493,478
1,981,710	Samarco Mineracao S.A.(c)		9.0000	06/30/31	1,963,146
					3,456,624
	OIL & GAS PRODUCERS — 2.5%
3,000,000	Hess Corporation		6.0000	01/15/40	3,213,599
3,075,000	Venture Global LNG, Inc.(c)		9.8750	02/01/32	3,319,057
					6,532,656
	SEMICONDUCTORS — 0.9%
2,375,000	Foundry JV Holdco, LLC(c),(d)		6.1000	01/24/36	2,430,252

	SPECIALTY FINANCE — 2.8%
2,930,000	AerCap Ireland Capital DAC / AerCap Global(e)	H15T5Y + 2.441%	6.5000	01/31/56	2,973,062
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(e)	H15T5Y + 2.720%	6.9500	03/10/55	2,104,007
2,320,000	Avolon Holdings Funding Ltd.(c)		4.9500	01/15/28	2,330,884
					7,407,953
	TELECOMMUNICATIONS — 2.4%
828,000	Frontier Communications Corporation(c)		6.7500	05/01/29	836,524
4,857,000	Frontier Communications Holdings, LLC(c),(d)		6.0000	01/15/30	4,919,568

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.2% (Continued)
	TELECOMMUNICATIONS — 2.4% (Continued)
511,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	$513,386
					6,269,478
	TRANSPORTATION & LOGISTICS — 0.5%
1,311,103	United Airlines 2020-1 Class B Pass Through Trust Series 2020-1B Class B		4.8750	01/15/26	1,309,247

	TOTAL CORPORATE BONDS (Cost $112,069,458)				108,957,197

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.9%
	HIGHER EDUCATION — 0.9%
2,405,000	Maricopa County Industrial Development Authority(c)		7.3750	10/01/29	2,484,113

	TOTAL MUNICIPAL BONDS (Cost $2,405,000)				2,484,113

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.9%
	SOVEREIGN — 0.9%
2,295,000	Colombia Government International Bond		7.7500	11/07/36	2,293,485

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,286,503)				2,293,485

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.9%
	U.S. TREASURY BILLS — 51.9%
31,000,000	United States Treasury Bill(g)		—	09/18/25	30,823,920
32,500,000	United States Treasury Bill(g)		—	10/16/25	32,209,495
33,000,000	United States Treasury Bill(g)		—	12/18/25	32,468,641
33,000,000	United States Treasury Bill(g)		—	01/08/26	32,394,083
980,000	United States Treasury Note		3.8750	07/31/30	976,287
3,345,000	United States Treasury Note (n), (o)		4.7500	02/15/45	3,289,860

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.9% (Continued)
	U.S. TREASURY BILLS — 51.9% (Continued)
5,180,000	United States Treasury Note	4.6250	02/15/55	$4,967,134
				137,129,420
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $137,211,654)			137,129,420

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 3.3%
3,040,000	United States Treasury Note	3.8750	06/30/30	3,028,838
5,855,000	United States Treasury Note	4.2500	05/15/35	5,804,226
				8,833,064
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $8,797,505)			8,833,064

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	COLLATERAL FOR SECURITIES LOANED - 2.9%
7,591,753	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $7,591,753)(d),(i)			7,591,753

	MONEY MARKET FUND - 1.0%
2,604,000	First American Government Obligations Fund, Class X, 4.19% (Cost $2,604,000)(i)			2,604,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,195,753)			10,195,753

	TOTAL INVESTMENTS - 102.6% (Cost $275,863,523)			$271,171,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%			(6,974,952)
	NET ASSETS - 100.0%			$264,196,638

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
33	CBOT 10 Year US Treasury Note	09/22/2025	$3,665,063	$(40,891)
51	CBOT 5 Year US Treasury Note	10/01/2025	5,516,766	(30,680)
55	CBOT US Treasure Bond Futures	09/22/2025	6,280,313	(218,332)
121	Ultra 10-Year US Treasury Note Futures	09/22/2025	$13,682,452	(193,171)
42	Ultra U.S. Treasury Bond Futures	09/22/2025	4,927,125	(182,437)
	TOTAL FUTURES CONTRACTS			$(665,511)

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(m)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 44	Quarterly (1)	HSBC Securities	5.00%	323.42	12/20/2029	$17,000,000	(1,322,504)	(1,230,183)	$(50,724)
CDX.NA.IG SERIES 44	Quarterly (1)	HSBC Securities	1.00%	51.37	12/20/2029	41,000,000	(934,007)	(888,316)	$(34,160)
DARDEN RESTAURANTS INC	Quarterly (1)	Barclays	1.00%	22.00	6/20/2027	7,000,000	(108,402)	(99,967)	$(8,435)
LENNAR CORPORATIOn	Quarterly (2)	Barclays	5.00%	(82.00)	12/20/2029	(5,000,000)	868,161	841,235	$26,926
NEXTERA ENERGY CAPITAL HOLDINGS INC.	Quarterly (2)	Barclays	1.00%	(65.00)	6/20/2030	(7,000,000)	116,197	107,520	$8,677
SEMPRA ENERGY	Quarterly (1)	Barclays	1.00%	40.00	6/20/2030	7,000,000	(196,717)	(188,490)	$(8,227)
TOLL BROTHERS INC.	Quarterly (1)	Barclays	1.00%	79.00	12/20/2029	5,000,000	(48,254)	(45,127)	$(3,127)
VERIZON COMMUNICATIONS INC(k)	Quarterly (2)	Barclays	-1.00%	(31.00)	6/20/2027	(7,000,000)	96,346	88,358	$7,988
TOTAL							(1,529,180)	(1,414,970)	(61,082)

(1)	Buy Protection

(2)	Sell Protection

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	9/20/2025	$(177,093)

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

USISSO05	5-Year U.S. Dollar SOFR ICE Swap Rate Index

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 51,594,527 or 19.5% of net assets.

(d)	All or a portion of these securities are on loan. The total loaned securities had a value of $7,493,360 at July 31, 2025.

(e)	Variable rate security; the rate shown represents the rate on July 31, 2025.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $7,591,753 at July 31, 2025.

(i)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(m)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	All or portion of security held as collateral for Futures at 7/31/2025.

(o)	All or portion of security held as collateral for Swaps at 7/31/2025.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.3%
	EQUITY - 1.3%
2,468,782	Altaba, Inc. (h)	$3,209,417

	TOTAL CLOSED END FUNDS (Cost $22,837,384)	3,209,417

Shares		Fair Value
	COMMON STOCKS — 74.6%
	ADVERTISING & MARKETING - 3.3%
115,279	Omnicom Group, Inc.(b)	8,305,852

	APPAREL & TEXTILE PRODUCTS - 2.0%
79,735	Skechers USA, Inc., Class A(a)	5,043,239

	AUTOMOTIVE - 2.7%
60,822	Toyota Industries Corporation	6,564,439

	BANKING - 5.4%
485,704	Pacific Premier Bancorp, Inc.	10,525,206
33,070	Pinnacle Financial Partners, Inc.	2,906,522
		13,431,728
	BIOTECH & PHARMA - 4.0%
93,569	Verona Pharma plc - ADR(a)	9,833,166

	CABLE & SATELLITE - 4.6%
186,660	Liberty Broadband Corporation - Series C(a)	11,445,991

	CHEMICALS - 5.1%
187,118	Covestro A.G. 144A(a),(c)	12,691,036

	CONSTRUCTION MATERIALS - 0.5%
46,530	James Hardie Industries plc(a)	1,206,988

	ELECTRIC UTILITIES - 4.9%
215,487	TXNM Energy, Inc.	12,237,507

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 74.6% (Continued)
	FOOD - 2.0%
61,067	Kellanova	$4,874,979

	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.0%
37,150	Chart Industries, Inc.(a),(b)	7,386,535

	INDUSTRIAL SUPPORT SERVICES - 2.3%
197,000	WillScot Holdings Corporation	5,781,950

	METALS & MINING - 8.7%
2,902,552	Gold Road Resources Ltd.	5,856,959
448,867	MAG Silver Corporation	9,165,863
701,550	Sandstorm Gold Ltd.	6,566,508
		21,589,330
	OIL & GAS PRODUCERS - 6.3%
0	Chevron Corporation	57
84,102	Columbia Pipeline Group, Inc.(a)	—
463,392	Parkland Corporation	13,079,721
133,032	Sitio Royalties Corporation, Class A	2,417,191
		15,496,969
	RETAIL - CONSUMER STAPLES - 2.8%
368,900	Albertsons Companies, Inc., Class A	7,090,258

	RETAIL - DISCRETIONARY - 1.0%
98,500	Foot Locker, Inc.(a)	2,466,440

	SOFTWARE - 5.0%
739,790	AvidXchange Holdings, Inc.(a)	7,294,329
206,225	Informatica, Inc., Class A(a)	5,093,758
		12,388,087
	TECHNOLOGY SERVICES - 2.9%
801,180	Dun & Bradstreet Holdings, Inc.(b)	7,290,738

	TELECOMMUNICATIONS - 2.1%
134,673	Frontier Communications Parent, Inc.(a),(b)	4,947,885

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares				Fair Value
	COMMON STOCKS — 74.6% (Continued)
	TELECOMMUNICATIONS - 2.1% (Continued)
205,893	NII Holdings, Inc. 144A(a),(c), (h)			$72,063
				5,019,948
	TRANSPORTATION & LOGISTICS - 6.0%
1,025	American Airlines Group, Inc.(a)			11,777
101,283	American Airlines Group, Inc. Escrow Security(a),(h)			—
140,100	CSX Corporation			4,979,154
26,162	Norfolk Southern Corporation			7,273,035
10,800	Union Pacific Corporation			2,397,276
				14,661,242

	TOTAL COMMON STOCKS (Cost $190,687,276)			184,806,422

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHTS — 0.4%
	ASSET MANAGEMENT - 0.0% (d)
117,448	Pershing Square Sparc Holdings Ltd (h)	9/29/2034	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. – CVR (h)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.1%
34,956	Abiomed, Inc. – CVR (h)	12/31/2034	$35.00	55,930

	TOTAL RIGHTS (Cost $850,905)			889,496

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 22.6%
	COLLATERAL FOR SECURITIES LOANED - 6.7%
16,588,301	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $16,588,301)(e),(f)			16,588,301

	MONEY MARKET FUND - 15.9%
39,377,987	Fidelity Investments Money Market Government Portfolio, Class I, 4.18% (Cost $39,377,987)(e)			39,377,987
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,966,288)			55,966,288

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Contracts(g)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
46	Rocket Companies, Inc.	MS	01/16/2026	$9	$67,942	$1,150
310	Sunoco, L.P.	MS	12/19/2025	53	1,714,610	94,550
948	Sunoco, L.P.	MS	12/19/2025	55	5,243,388	402,900
107	Sunoco, L.P.	MS	12/19/2025	58	591,817	60,455
	TOTAL PUT OPTIONS PURCHASED (Cost - $697,658)					559,055
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $697,658)					559,055

	TOTAL INVESTMENTS - 99.1% (Cost $271,039,511)					$245,430,678
	CALL OPTIONS WRITTEN - (1.0)% (Premiums received - $2,193,025)					(2,444,436)
	TOTAL SECURITIES SOLD SHORT – (24.1)% (Proceeds - $65,448,116)					(59,657,128)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.0%					64,474,578
	NET ASSETS - 100.0%					$247,803,692

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.0)%
	CALL OPTIONS WRITTEN - (1.0)%
1,304	Albertsons Companies, Inc.	MS	01/16/2026	$20	$2,506,288	$136,920
2,385	Albertsons Companies, Inc.	MS	01/16/2026	21	4,583,970	178,875
1,401	CSX Corporation	MS	01/16/2026	35	4,979,154	361,458
115	Dick’s Sporting Goods, Inc.	MS	09/19/2025	210	2,432,365	148,350
450	James Hardie Industries plc	MS	12/19/2025	50	1,202,319	208,575
86	Norfolk Southern Corporation	MS	01/16/2026	290	2,390,800	89,870
108	Union Pacific Corporation	MS	01/16/2026	230	2,397,276	110,808
1,970	WillScot Holdings Corporation	MS	12/19/2025	25	5,781,950	1,209,580
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,193,025)					2,444,436
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,193,025)					$2,444,436

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $16,123,044 at July 31, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 12,763,099 or 5.2% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of 16,588,301 at July 31, 2025.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.68% of net assets. The total value of these securities is $4,171,066.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — (24.1)%
	ADVERTISING & MARKETING - (3.3)%
(335,113)	Interpublic Group of Companies, Inc. (The)	$(8,243,780)

	BANKING - (5.5)%
(444,419)	Columbia Banking System, Inc.	(10,577,172)
(63,183)	Synovus Financial Corporation	(2,984,765)
		(13,561,937)
	CABLE & SATELLITE - (4.8)%
(44,057)	Charter Communications, Inc., Class A	(11,867,193)

	HEALTH CARE FACILITIES & SERVICES - (1.9)%
(47,166)	Amedisys, Inc.	(4,650,568)

	METALS & MINING - (6.0)%
(131,648)	Northern Star Resources Ltd.	(1,317,241)
(260,793)	Pan American Silver Corporation	(7,046,627)
(43,846)	Royal Gold, Inc.	(6,639,161)
		(15,003,029)
	OIL & GAS PRODUCERS - (1.0)%
(64,588)	Viper Energy, Inc.	(2,432,384)

	TRANSPORTATION & LOGISTICS - (1.6)%
(17,562)	Union Pacific Corporation	(3,898,237)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $65,448,116)	$(59,657,128)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025 (Unaudited)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	08/12/2025	Morgan Stanley FX	4,308,107	$4,921,758	$(143,695)
Euro	08/12/2025	US Bank	287,432	328,374	(228)
				$5,250,132	$(143,923)

To Sell:
Euro	08/04/2025	US Bank	137,895	$157,451	$112
Euro	08/12/2025	Morgan Stanley FX	16,053,139	18,339,763	(55,155)
Canadian Dollar	08/15/2025	Morgan Stanley FX	6,962,036	5,027,449	27,971
Japanese Yen	09/17/2025	Morgan Stanley FX	995,675,209	6,636,726	327,378
Australian Dollar	10/31/2025	Morgan Stanley FX	7,314,431	4,708,575	58,986
				$34,869,964	$359,292

Total					$215,369

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.8%
	ASSET MANAGEMENT - 7.2%
538,205	FTAI Infrastructure, LLC(a)	$3,374,545

	DATA CENTER REIT - 11.7%
12,889	Digital Realty Trust, Inc.	2,274,135
4,041	Equinix, Inc.	3,172,872
		5,447,007
	FOOD - 1.3%
187,154	Cadiz, Inc.(b)	595,150

	HEALTH CARE REIT - 5.4%
14,759	Ventas, Inc.	991,510
9,346	Welltower, Inc.	1,542,744
		2,534,254
	INDUSTRIAL REIT - 8.4%
27,571	Prologis, Inc.(a)	2,944,031
26,401	Rexford Industrial Realty, Inc.	964,429
		3,908,460
	INFRASTRUCTURE REIT - 11.8%
16,995	American Tower Corporation, A	3,541,588
11,394	Crown Castle, Inc.	1,197,395
3,126	SBA Communications Corporation, Class A	702,475
		5,441,458
	INTERNET MEDIA & SERVICES - 1.2%
6,808	Zillow Group, Inc., Class C(b)	541,576

	LEISURE FACILITIES & SERVICES - 7.8%
62,049	Caesars Entertainment, Inc.(a),(b)	1,655,467
54,803	MGM Resorts International(a),(b)	1,997,570
		3,653,037
	MORTGAGE FINANCE - 1.6%
33,581	AGNC Investment Corporation(a)	316,669
21,738	Annaly Capital Management, Inc.	441,933
		758,602

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.8% (Continued)
	OFFICE REIT - 2.8%
17,077	Alexandria Real Estate Equities, Inc.	$1,305,195

	OIL & GAS PRODUCERS - 3.4%
586,510	New Fortress Energy, Inc.(a)	1,598,240

	REAL ESTATE SERVICES - 3.6%
10,688	CBRE Group, Inc., Class A(b)	1,664,549

	RESIDENTIAL REIT - 7.7%
11,330	American Homes 4 Rent, Class A(a)	393,038
4,608	AvalonBay Communities, Inc.	858,378
7,022	Equity LifeStyle Properties, Inc.	420,758
11,577	Equity Residential	731,666
21,127	Invitation Homes, Inc.	647,543
4,609	Sun Communities, Inc.	571,654
		3,623,037
	RETAIL REIT - 6.1%
60,380	Macerich Company (The)	1,008,950
10,989	Simon Property Group, Inc.	1,799,888
		2,808,838
	SELF-STORAGE REIT - 4.8%
8,127	Extra Space Storage, Inc.	1,091,944
4,225	Public Storage	1,148,947
		2,240,891
	SELF-STORAGE REITS - 0.7%
8,535	CubeSmart	332,097

	SPECIALTY FINANCE - 6.0%
20,191	FTAI Aviation Ltd.(a)	2,778,484

	SPECIALTY REITS - 5.0%
10,064	Americold Realty Trust, Inc.	161,829
12,564	Iron Mountain, Inc.	1,223,231

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.8% (Continued)
	SPECIALTY REITS - 5.0% (Continued)
68,859	NewLake Capital Partners, Inc.	$966,436
		2,351,496
	TECHNOLOGY SERVICES - 3.1%
15,171	CoStar Group, Inc.(b)	1,444,127

	TIMBER REIT - 1.2%
22,192	Weyerhaeuser Company	555,910

	TOTAL COMMON STOCKS (Cost $40,611,627)	46,956,953

Shares		Fair Value
	SHORT-TERM INVESTMENT — 17.5%
	COLLATERAL FOR SECURITIES LOANED - 17.5%
8,133,248	Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (Cost $8,133,248)(c),(d)	8,133,248

	TOTAL INVESTMENTS - 118.3% (Cost $48,744,875)	$55,090,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.3)%	(8,540,412)
	NET ASSETS - 100.0%	$46,549,789

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,550,173 at July 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2025. Total collateral had a value of $8,133,248 at July 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2025.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 56.5%
	U.S. TREASURY BILLS — 43.9%
27,000,000	United States Treasury Bill(a)	4.1348	09/02/25	$26,897,664
25,000,000	United States Treasury Bill(a),(b)	4.1686	11/04/25	24,722,092
				51,619,756
		Coupon Rate (%)
	U.S. TREASURY NOTES — 12.6%
16,000,000	United States Treasury Note	1.2500	09/30/28	14,750,625

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $66,584,020)			66,370,381

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
8,451,257	Fidelity Government Portfolio, Institutional, 4.18% (Cost $8,451,257)(c)			8,451,257

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 36.4%
	CALL OPTIONS PURCHASED - 36.4%
150	S&P 500 INDEX	Societe Generale	01/31/2030	$6,100	$91,500,000	$24,047,139
100	S&P 500 INDEX	Societe Generale	06/11/2029	5,450	54,500,000	18,687,149
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,243,421)					42,734,288

	TOTAL FLEX OPTIONS PURCHASED (Cost - $35,243,421)					42,734,288

	TOTAL INVESTMENTS - 100.1% (Cost $110,278,698)					$117,555,926
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(73,531)
	NET ASSETS - 100.0%					$117,482,395

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
115	CBOT 10 Year US Treasury Note Future	09/19/2025	$12,772,188	$(1,941)
235	CBOT 2 Year US Treasury Note Future	09/30/2025	48,641,328	(61,446)
460	CBOT 5 Year US Treasury Note Future	09/30/2025	49,759,062	97,535
30	CBOT US Treasury Bond Futures	09/19/2025	3,425,625	19,641
25	CME E-Mini Standard & Poor’s 500 Index Future	09/19/2025	7,967,813	426,901
	TOTAL FUTURES CONTRACTS			$480,690

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.